Document and Entity Information Document	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Entity Registrant Name	ITRON INC /WA/
Entity Central Index Key	0000780571
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Amendment Flag	false
Trading Symbol	ITRI

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues	$ 2,434,124	$ 2,259,271	$ 1,687,447
Cost of revenues	1,687,666	1,558,596	1,147,484
Gross profit	746,458	700,675	539,963
Sales and marketing	185,105	171,035	151,783
Product development	161,305	139,166	121,032
General and administrative	142,908	137,226	123,548
Amortization of intangible assets	63,394	69,051	98,573
Restructuring expense	68,082	0	0
Goodwill impairment	584,847	0	0
Total operating expenses	1,205,641	516,478	494,936
Operating income (loss)	(459,183)	184,197	45,027
Interest income	862	592	1,186
Interest expense	(36,794)	(54,904)	(70,311)
Loss on extinguishement of debt, net	0	0	(12,800)
Other income (expense), net	(6,651)	(5,440)	(10,377)
Total other income (expense)	(42,583)	(59,752)	(92,302)
Income (loss) before income taxes	(501,766)	124,445	(47,275)
Income tax (provision) benefit	(4,430)	(15,974)	43,825
Net income (loss)	(506,196)	108,471	(3,450)
Net Income (loss)	3,961	3,701	(1,201)
Net income (loss) attributable to Itron, Inc.	$ (510,157)	$ 104,770	$ (2,249)
Earnings (loss) per common share - Basic	$ (12.56)	$ 2.6	$ (0.06)
Earnings (loss) per common share - Diluted	$ (12.56)	$ 2.56	$ (0.06)
Weighted average common shares outstanding - Basic	40,612	40,337	38,539
Weighted average common shares outstanding - Diluted	40,612	40,947	38,539

Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income (loss)	$ (506,196)	$ 108,471	$ (3,450)
Foreign currency translation adjustments, net	1,054	(124,304)	40,267
Net unrealized gain (loss) on derivative instruments, designated as cash flow hedges	1,909	(2,930)	(6,776)
Net unrealized gain (loss) on nonderivative hedging instruments	(8,866)	15,825	(2,364)
Net hedging loss (gain) reclassified into net income (loss)	2,611	7,371	8,612
Pension plan benefit liability adjustment	852	(2,179)	(3,427)
Total other comprehensive income (loss), net of tax	(2,440)	(106,217)	36,312
Total comprehensive income (loss), net of tax	(508,636)	2,254	32,862
Net Income (loss)	3,961	3,701	(1,201)
Foreign currency translation adjustments	(254)	(113)	(725)
Amounts attributable to noncontrolling interest	3,707	3,588	(1,926)
Comprehensive income (loss) attributable to Itron, Inc.	$ (512,343)	$ (1,334)	$ 34,788

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 133,086	$ 169,477
Accounts receivable, net	371,641	371,662
Inventories	195,837	208,157
Deferred tax assets current, net	58,172	55,351
Other current assets	81,618	77,570
Total current assets	840,354	882,217
Property, plant, and equipment, net	262,670	299,242
Deferred tax assets noncurrent, net	22,144	35,050
Other long-term assets	62,704	28,242
Intangible assets, net	239,500	291,670
Goodwill	636,910	1,209,376
Total assets	2,064,282	2,745,797
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	246,775	241,949
Other current liabilities	53,734	49,690
Wages and benefits payable	93,730	110,479
Taxes payable	11,526	19,725
Current portion of debt	15,000	228,721
Current portion of warranty	52,588	24,912
Unearned revenue	37,369	28,258
Total current liabilities	510,722	703,734
Long-term debt	437,502	382,220
Long-term warranty	26,948	26,371
Pension plan benefit liability	62,449	61,450
Deferred tax liabilities noncurrent, net	31,699	54,412
Other long-term obligations	73,417	78,402
Total liabilities	1,142,737	1,306,589
Commitments and Contingencies
Shareholders' equity
Preferred stock	0	0
Common stock	1,319,222	1,328,249
Accumulated other comprehensive income (loss), net	(37,160)	(34,974)
(Accumulated deficit) retained earnings	(375,137)	135,020
Total shareholders' equity	906,925	1,428,295
Stockholders' Equity Attributable to Noncontrolling Interest	14,620	10,913
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	921,545	1,439,208
Total liabilities and shareholders' equity	$ 2,064,282	$ 2,745,797

Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Common stock, par value	$ 0	$ 0
Common stock, shares authorized	75,000,000	75,000,000
Common stock, shares issued	40,032,000	40,431,000
Common stock, shares outstanding	40,032,000	40,431,000
Preferred stock, par value	$ 0	$ 0
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0

Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Total	Parent [Member]	Common Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]
Stockholders' Equity at Period Start (value) at Dec. 31, 2008		$ 1,058,776	$ 992,184	$ 34,093	$ 32,499
Stockholders' Equity at Period Start (shares) at Dec. 31, 2008			34,486,000
Stockholders' Equity Attributable to Noncontrolling Interest						7,325
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	1,407,839
Net income (loss)	(2,249)	(2,249)			(2,249)
Net Income (loss)	(1,201)					(1,201)
Net income (loss)	(3,450)
Total other comprehensive income (loss), net of tax	36,312	37,037		37,037		(725)
Noncontrolling Interest, Increase from Equity Issuance or Sale of Parent Equity Interest	8,320					8,320
Options exercised (shares)			146,000
Options Exercised (value)	3,168	3,168	3,168
Restricted Stock Awards Released (shares)			30,000
Restricted Stock Awards Released (value)	0	0	0
Issuance of Stock-Based Compensations Awards (shares)			4,000
Issuance of Stock-Based Compensation Awards (value)	254	254	254
Employee Stock Purchase Plan (shares)			62,000
Employee Stock Purchase Plan (value)	2,934	2,934	2,934
Stock-Based Compensation Expense	16,728	16,728	16,728
Exchange of Debt for Common Stock (shares)			2,252,000
Exchange Of Debt For Common Stock (value)	123,442	123,442	123,442
Issuance of Common Stock (shares)			3,163,000
Issuance of Common Stock (value)	160,424	160,424	160,424
Stockholders' Equity at Period End (value) at Dec. 31, 2009		1,400,514	1,299,134	71,130	30,250
Stockholders' Equity at Period End (shares) at Dec. 31, 2009			40,143,000
Stockholders' Equity Attributable to Noncontrolling Interest	10,913					10,913
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	1,439,208
Net income (loss)	104,770	104,770			104,770
Net Income (loss)	3,701					3,701
Net income (loss)	108,471
Total other comprehensive income (loss), net of tax	(106,217)	(106,104)		(106,104)		(113)
Options exercised (shares)			148,000
Options Exercised (value)	5,933	5,933	5,933
Restricted Stock Awards Released (shares)			84,000
Restricted Stock Awards Released (value)	0	0	0
Issuance of Stock-Based Compensations Awards (shares)			5,000
Issuance of Stock-Based Compensation Awards (value)	364	364	364
Employee Stock Purchase Plan (shares)			51,000
Employee Stock Purchase Plan (value)	2,843	2,843	2,843
Stock-Based Compensation Expense	18,743	18,743	18,743
Adjustments to Additional Paid in Capital, Income Tax Benefit from Share-based Compensation	1,232	1,232	1,232
Stockholders' Equity at Period End (value) at Dec. 31, 2010	1,428,295	1,428,295	1,328,249	(34,974)	135,020
Stockholders' Equity at Period End (shares) at Dec. 31, 2010	40,431,000		40,431,000
Stockholders' Equity Attributable to Noncontrolling Interest	14,620					14,620
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	921,545
Net income (loss)	(510,157)	(510,157)			(510,157)
Net Income (loss)	3,961					3,961
Net income (loss)	(506,196)
Total other comprehensive income (loss), net of tax	(2,440)	(2,186)		(2,186)		(254)
Options exercised (shares)			42,000
Options Exercised (value)	832	832	832
Restricted Stock Awards Released (shares)			271,000
Restricted Stock Awards Released (value)	0	0	0
Issuance of Stock-Based Compensations Awards (shares)			12,000
Issuance of Stock-Based Compensation Awards (value)	469	469	469
Employee Stock Purchase Plan (shares)			99,000
Employee Stock Purchase Plan (value)	3,793	3,793	3,793
Stock-Based Compensation Expense	15,942	15,942	15,942
Adjustments to Additional Paid in Capital, Income Tax Benefit from Share-based Compensation	(635)	(635)	(635)
Repurchase of common stock (shares)			(823,000)
Repurchase of common stock (value)	(29,428)	(29,428)	(29,428)
Stockholders' Equity at Period End (value) at Dec. 31, 2011	$ 906,925	$ 906,925	$ 1,319,222	$ (37,160)	$ (375,137)
Stockholders' Equity at Period End (shares) at Dec. 31, 2011	40,032,000		40,032,000

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities
Net income (loss)	$ (506,196)	$ 108,471	$ (3,450)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	129,466	131,205	155,737
Stock-based compensation	16,411	19,107	16,982
Amortization of prepaid debt fees	5,715	5,492	8,258
Amortization of convertible debt discount	5,336	10,099	9,673
Loss on extinguishment of debt	0	0	9,960
Deferred taxes, net	(12,985)	(17,992)	(64,216)
Goodwill impairment	584,847	0	0
Restructuring expense, non-cash (see Note 13)	25,144	0	0
Other adjustments, net	(44)	1,864	4,303
Changes in operating assets and liabilities, net of acquisitions:
Accounts receivable	(22,770)	(45,612)	(2,962)
Inventories	6,389	(41,417)	3,535
Other current assets	(3,859)	(7,655)	(14,244)
Other long-term assets	(17,401)	(8,436)	(4,665)
Accounts payables, other current liabilities, and taxes payable	22,715	40,884	9,873
Wages and benefits payable	(19,813)	42,245	(8,261)
Unearned revenue	19,070	(2,356)	14,836
Warranty	29,616	14,656	(5,273)
Other operating, net	(9,283)	4,036	10,701
Net cash provided by operating activities	252,358	254,591	140,787
Investing activities
Acquisitions of property, plant, and equipment	(60,076)	(62,822)	(52,906)
Business acquisitions, net of cash equivalents acquired	(20,092)	0	(4,317)
Other investing, net	1,427	6,548	3,229
Net cash used in investing activities	(78,741)	(56,274)	(53,994)
Financing activities
Proceeds from borrowings	670,000	0	0
Payments on debt	(848,054)	(155,163)	(275,796)
Issuance of common stock	4,625	8,776	166,372
Repurchase of common stock	(29,428)	0	0
Other financing, net	(6,596)	(2,250)	(4,697)
Net cash used in financing activities	(209,453)	(148,637)	(114,121)
Effect of foreign exchange rate changes on cash and cash equivalents	(555)	(2,096)	4,831
Increase (decrease) in cash and cash equivalents	(36,391)	47,584	(22,497)
Cash and cash equivalents at beginning of period	169,477	121,893	144,390
Cash and cash equivalents at end of period	133,086	169,477	121,893
Non-cash transactions:
Property, plant, and equipment purchased but not yet paid, net	744	(5,921)	3,719
Exchange of debt (face value) for common stock (see Note 6)	0	0	120,984
Supplemental disclosure of cash flow information:
Income taxes, net	28,128	30,142	31,720
Interest, net of amounts capitalized	$ 28,047	$ 39,315	$ 54,503

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
Summary of Significant Accounting Policies

We were incorporated in the state of Washington in 1977. We provide a portfolio of products and services to utilities for the energy and water markets throughout the world.

Financial Statement Preparation
The consolidated financial statements presented in this Annual Report include the Consolidated Statements of Operations, Comprehensive Income (Loss), Equity, and Cash Flows for the years ended December 31, 2011, 2010, and 2009 and the Consolidated Balance Sheets as of December 31, 2011 and 2010 of Itron, Inc. and its subsidiaries.

Basis of Consolidation
We consolidate all entities in which we have a greater than 50% ownership interest or in which we exercise control over the operations. We use the equity method of accounting for entities in which we have a 50% or less investment and exercise significant influence. Entities in which we have less than a 20% investment and where we do not exercise significant influence are accounted for under the cost method. Intercompany transactions and balances have been eliminated upon consolidation.

Noncontrolling Interests
In several of our consolidated international subsidiaries, we have joint venture partners, who are minority shareholders. Although these entities are not wholly-owned by Itron, we consolidate them because we have a greater than 50% ownership interest or because we exercise control over the operations. The noncontrolling interest balance is adjusted each period to reflect the allocation of net income (loss) and other comprehensive income (loss) attributable to the noncontrolling interests, as shown in our Consolidated Statements of Operations and our Consolidated Statements of Comprehensive Income (Loss). The noncontrolling interest balance in our Consolidated Balance Sheets represents the proportional share of the equity of the joint venture entities, which is attributable to the minority shareholders.

Reclassification
Certain prior period amounts have been reclassified to conform to the  classifications in the Consolidated Statements of Operations, which became effective on January 1, 2012. These reclassifications relate to certain administrative expenses in North America that were previously allocated to cost of revenues and sales and marketing and product development operating expenses for the years ended December 31, 2011, 2010, and 2009 but have been reclassified to general and administrative operating expenses to conform to our worldwide presentation.  These reclassifications did not have a material impact on gross profit and had no impact on income (loss) before income taxes, net income (loss) attributable to Itron, Inc., earnings (loss) per share, or total equity.

Business Acquisition
In January 2011, we completed the acquisition of Asais S.A.S. and Asais Conseil S.A.S. (collectively Asais), an energy information management software and consulting services provider, located in France. The acquisition consisted of cash and contingent consideration. Additional acquisitions were completed in 2011. These 2011 acquisitions were immaterial to our financial position, results of operations, and cash flows. (See Business Combinations policy below.)

Cash and Cash Equivalents
We consider all highly liquid instruments with remaining maturities of three months or less at the date of acquisition to be cash equivalents.

Accounts Receivable and Allowance for Doubtful Accounts
Accounts receivable are recorded for invoices issued to customers in accordance with our contractual arrangements. Interest and late payment fees are minimal. Unbilled receivables are recorded when revenues are recognized upon product shipment or service delivery and invoicing occurs at a later date. We record an allowance for doubtful accounts representing our estimate of the probable losses in accounts receivable at the date of the balance sheet based on our historical experience of bad debts and our specific review of outstanding receivables. Accounts receivable are written-off against the allowance when we believe an account, or a portion thereof, is no longer collectible.

Inventories
Inventories are stated at the lower of cost or market using the first-in, first-out method. Cost includes raw materials and labor, plus applied direct and indirect costs.

Derivative Instruments
All derivative instruments, whether designated in hedging relationships or not, are recorded on the Consolidated Balance Sheets at fair value as either assets or liabilities. The components and fair values of our derivative instruments are determined using the fair value measurements of significant other observable inputs (Level 2), as defined by GAAP. The net fair value of our derivative instruments may switch between a net asset and a net liability depending on market circumstances at the end of the period. We include the effect of our counterparty credit risk based on current published credit default swap rates when the net fair value of our derivative instruments are in a net asset position and the effect of our own nonperformance risk when the net fair value of our derivative instruments are in a net liability position.

For any derivative designated as a fair value hedge, the changes in the fair value of the derivative and of the hedged item attributable to the hedged risk are recognized in earnings. For any derivative designated as a cash flow hedge, the effective portions of changes in the fair value of the derivative are recorded as a component of other comprehensive income (loss) (OCI) and are recognized in earnings when the hedged item affects earnings. For a hedge of a net investment, the effective portion of any unrealized gain or loss from the foreign currency revaluation of the hedging instrument is reported in OCI as a net unrealized gain or loss on derivative instruments. Upon termination of a net investment hedge, the net derivative gain/loss will remain in accumulated OCI until such time when earnings are impacted by a sale or liquidation of the associated operations. Ineffective portions of fair value changes or the changes in fair value of derivative instruments that do not qualify for hedging activities are recognized in other income (expense) in the Consolidated Statements of Operations. We classify cash flows from our derivative programs as cash flows from operating activities in the Consolidated Statements of Cash Flows.

Derivatives are not used for trading or speculative purposes. Our derivatives are with credit worthy multinational commercial banks, with whom we have master netting agreements; however, our derivative positions are not disclosed on a net basis. There are no credit-risk-related contingent features within our derivative instruments. Refer to Note 7 and Note 14 for further disclosures of our derivative instruments and their impact on OCI.

Property, Plant, and Equipment
Property, plant, and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, generally 30 years for buildings and improvements and three to 10 years for machinery and equipment, computers and purchased software, and furniture. Leasehold improvements are capitalized and amortized over the term of the applicable lease, including renewable periods if reasonably assured, or over the useful lives, whichever is shorter. Construction in process represents capital expenditures incurred for assets not yet placed in service. Costs related to internally developed software and software purchased for internal uses are capitalized and are amortized over the estimated useful lives of the assets. Repair and maintenance costs are expensed as incurred. We have no major planned maintenance activities.

We review long-lived assets for impairment whenever events or circumstances indicate the carrying amount of an asset or asset group may not be recoverable. Assets held for sale are classified within other current assets in the Consolidated Balance Sheets, are reported at the lower of the carrying amount or fair value less costs to sell, and are no longer depreciated. Gains and losses from asset disposals and impairment losses are classified within the statement of operations according to the use of the asset, except those recognized in conjunction with our restructuring projects as restructuring expense.

Prepaid Debt Fees
Prepaid debt fees represent the capitalized direct costs incurred related to the issuance of debt and are recorded as noncurrent assets. These costs are amortized to interest expense over the lives of the respective borrowings, including contingent maturity or call features, using the effective interest method, or straight-line method when associated with a revolving credit facility. When debt is repaid early, the related portion of unamortized prepaid debt fees is written-off and included in interest expense.

Business Combinations
On the date of acquisition, the assets acquired, liabilities assumed, and any noncontrolling interests in the acquiree are recorded at their fair values. The acquiree results of operations are also included as of the date of acquisition in our consolidated results. Intangible assets that arise from contractual/legal rights, or are capable of being separated, as well as in-process research and development, are measured and recorded at fair value, and amortized over the estimated useful life. If practicable, assets acquired and liabilities assumed arising from contingencies are measured and recorded at fair value. If not practicable, such assets and liabilities are measured and recorded when it is probable that a gain or loss has occurred and the amount can be reasonably estimated. The residual balance of the purchase price, after fair value allocations to all identified assets and liabilities, represents goodwill. Acquisition-related costs are expensed as incurred. Restructuring costs associated with an acquisition are generally expensed in periods subsequent to the acquisition date, and changes in deferred tax asset valuation allowances and acquired income tax uncertainties, including penalties and interest, after the measurement period are recognized as a component of the provision for income taxes.

Goodwill and Intangible Assets
Goodwill and intangible assets may result from our acquisitions. We use estimates, including estimates of useful lives of intangible assets, the amount and timing of related future cash flows, and fair values of the related operations, in determining the value assigned to goodwill and intangible assets. Our intangible assets have a finite life and are amortized over their estimated useful lives based on estimated discounted cash flows. Intangible assets are tested for impairment when events or changes in circumstances indicate the carrying value may not be recoverable.

Goodwill is assigned to our reporting units based on the expected benefit from the synergies arising from each business combination, determined by using certain financial metrics, including the forecasted discounted cash flows associated with each reporting unit. Prior to 2012, we had four reporting units: Itron North America (INA), Itron International (INL) Electricity, INL Gas, and INL Water. Effective January 1, 2012, our three new reporting units are Electricity, Gas, and Water. Our new Energy operating segment comprises the Electricity and Gas reporting units, while our new Water operating segment comprises the Water reporting unit. In the first quarter of 2012, we reallocated the goodwill from our former INA reporting unit to the three new reporting units based on the relative fair values of the electricity, gas, and water product lines within INA on January 1, 2012. We also reassigned the goodwill from our former INL Electricity, INL Gas, and INL Water reporting units to the new reporting units, Electricity, Gas, and Water, respectively.

We test goodwill for impairment each year as of October 1, or more frequently should a significant impairment indicator occur. The impairment test for goodwill involves comparing the fair value of the reporting units to their carrying amounts. If the carrying amount of a reporting unit exceeds its fair value, a second step is required to measure for a goodwill impairment loss. This step revalues all assets and liabilities of the reporting unit to their current fair values and then compares the implied fair value of the reporting unit's goodwill to the carrying amount of that goodwill. If the carrying amount of the reporting unit's goodwill exceeds the implied fair value of the goodwill, an impairment loss is recognized in an amount equal to the excess.

Determining the fair value of a reporting unit is judgmental in nature and involves the use of significant estimates and assumptions. We forecast discounted future cash flows at the reporting unit level using risk-adjusted discount rates and estimated future revenues and operating costs, which take into consideration factors such as existing backlog, expected future orders, supplier contracts, and expectations of competitive and economic environments. We also identify similar publicly traded companies and develop a correlation, referred to as a multiple, to apply to the operating results of the reporting units. These combined fair values are then reconciled to our aggregate market value of our shares of common stock on the date of valuation, while considering a reasonable control premium.

Contingencies
A loss contingency is recorded if it is probable that an asset has been impaired or a liability has been incurred and the amount of the loss can be reasonably estimated. We evaluate, among other factors, the degree of probability of an unfavorable outcome and our ability to make a reasonable estimate of the amount of the ultimate loss. Loss contingencies that we determine to be reasonably possible, but not probable, are disclosed. Changes in these factors and related estimates could materially affect our financial position and results of operations. Legal costs to defend against contingent liabilities are expensed as incurred.

Warranty
We offer standard warranties on our hardware products and large application software products. We accrue the estimated cost of warranty claims based on historical and projected product performance trends and costs. Testing of new products in the development stage helps identify and correct potential warranty issues prior to manufacturing. Continuing quality control efforts during manufacturing reduce our exposure to warranty claims. If our quality control efforts fail to detect a fault in one of our products, we could experience an increase in warranty claims. We track warranty claims to identify potential warranty trends. If an unusual trend is noted, an additional warranty accrual may be assessed and recorded when a failure event is probable and the cost can be reasonably estimated. Management continually evaluates the sufficiency of the warranty provisions and makes adjustments when necessary. The warranty allowances may fluctuate due to higher than anticipated material, labor, and other costs we may incur to repair or replace projected product failures, and we may incur additional warranty and related expenses in the future with respect to new or established products, which could adversely affect our financial position and results of operations. The long-term warranty balance includes estimated warranty claims beyond one year. Warranty expense is classified within cost of revenues.

Restructuring and Asset Impairments
We record a liability for costs associated with an exit or disposal activity at its fair value in the period in which the liability is incurred. Employee termination benefits considered postemployement benefits are accrued when the obligation is probable and estimable, such as benefits stipulated by human resource policies and practices or statutory requirements. One-time termination benefits are expensed at the date the employee is notified. If the employee must provide future service greater than 60 days, such benefits are expensed ratably over the future service period. For contract termination costs, we record a liability upon the later of when we terminate a contract in accordance with the contract terms or when we cease using the rights conveyed by the contract.

Asset impairments net are determined at the asset group. An impairment may be recorded for assets that are abandoned, sold for less than net book value, or held for sale in which the estimated proceeds are less than the net book value less costs to sell. If an asset group is considered a business, the asset group may consist of property, plant, equipment, intangible assets, and goodwill.

Defined Benefit Pension Plans
We sponsor both funded and unfunded defined benefit pension plans for certain international employees. We recognize a liability for the projected benefit obligation in excess of plan assets or an asset for plan assets in excess of the projected benefit obligation. We also recognize the funded status of our defined benefit pension plans on our Consolidated Balance Sheets and recognize as a component of OCI, net of tax, the actuarial gains or losses and prior service costs or credits, if any, that arise during the period but that are not recognized as components of net periodic benefit cost.

Share Repurchase Plan
We may repurchase shares of Itron common stock under a twelve-month program authorized by our Board of Directors, which commenced on October 24, 2011. Share repurchases are made in the open market or in privately negotiated transactions and in accordance with applicable securities laws. Under applicable Washington State law, shares repurchased are retired and not displayed separately as treasury stock on the financial statements. Instead, the value of the repurchased shares is deducted from common stock.

Revenue Recognition
Revenues consist primarily of hardware sales, software license fees, software implementation, project management services, installation, consulting, and post-sale maintenance support. Revenues are recognized when (1) persuasive evidence of an arrangement exists, (2) delivery has occurred or services have been rendered, (3) the sales price is fixed or determinable, and (4) collectability is reasonably assured.

The majority of our revenue arrangements involve multiple deliverables, which combine two or more of the following: hardware, meter reading system software, installation, and/or project management services. Revenue arrangements with multiple deliverables are divided into separate units of accounting if the delivered item(s) has value to the customer on a standalone basis and delivery/performance of the undelivered item(s) is probable. The total arrangement consideration is allocated among the separate units of accounting based on their relative fair values and the applicable revenue recognition criteria considered for each unit of accounting. The amount allocable to a delivered item is limited to the amount that we are entitled to collect and that is not contingent upon the delivery/performance of additional items. Revenues for each deliverable are then recognized based on the type of deliverable, such as 1) when the products are shipped, 2) services are delivered, 3) percentage-of-completion when implementation services are essential to other deliverables in the arrangement, 4) upon receipt of customer acceptance, or 5) transfer of title. The majority of our revenue is recognized when products are shipped to or received by a customer or when services are provided.

We primarily enter into two types of multiple deliverable arrangements, which include a combination of hardware and associated software and services:

•	Arrangements that do not include the deployment of our smart metering systems and technology are recognized as follows:

◦	Hardware revenues are recognized at the time of shipment, receipt by customer, or, if applicable, upon completion of customer acceptance provisions.

◦
If implementation services are essential to the functionality of the associated software, software and implementation revenues are recognized using either the percentage-of-completion methodology of contract accounting if project costs can be reliably estimated or the completed contract methodology if project costs cannot be reliably estimated.

•	Arrangements to deploy our smart metering systems and technology are recognized as follows:

◦	Hardware revenues are recognized at the time of shipment, receipt by customer, or, if applicable, upon completion of customer acceptance provisions.

◦
Revenue from associated software and services is recognized using the units-of-delivery method of contract accounting, as the software is essential to the functionality of the related hardware and the implementation services are essential to the functionality of the associated software. This methodology often results in the deferral of costs and revenues as professional services and software implementation typically commence prior to deployment of hardware.

We also enter into multiple deliverable software arrangements that do not include hardware. For this type of arrangement, revenue recognition is dependent upon the availability of vendor specific objective evidence (VSOE) of fair value for each of the deliverables. The lack of VSOE, or the existence of extended payment terms or other inherent risks, may affect the timing of revenue recognition for software arrangements.

Certain of our revenue arrangements include an extended or noncustomary warranty provision which covers all or a portion of a customer’s replacement or repair costs beyond the standard or customary warranty period. Whether or not the extended warranty is separately priced in the arrangement, a portion of the arrangement’s total consideration is allocated to this extended warranty deliverable. This revenue is deferred and recognized over the extended warranty coverage period. Extended or noncustomary warranties do not represent a significant portion of our revenue.

On January 1, 2010, we adopted Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2009‑13, Revenue Recognition (Topic 605) - Multiple-Deliverable Revenue Arrangements (a consensus of the FASB Emerging Issues Task Force) and ASU 2009‑14, Software (Topic 985), Certain Revenue Arrangements That Include Software Elements (a consensus of the FASB Emerging Issues Task Force) on a prospective basis for new arrangements and arrangements that have been materially modified. This new guidance did not have a material impact on our financial statements as we already had the ability to divide the deliverables within our revenue arrangements into separate units of accounting.
We allocate consideration to each deliverable in an arrangement based on its relative selling price. We determine selling price using VSOE, if it exists, otherwise we use third-party evidence (TPE). If neither VSOE nor TPE of selling price exists for a unit of accounting, we use estimated selling price (ESP).

VSOE is generally limited to the price charged when the same or similar product is sold separately or, if applicable, the stated renewal rate in the agreement. If a product or service is seldom sold separately, it is unlikely that we can determine VSOE for the product or service. We define VSOE as a median price of recent standalone transactions that are priced within a narrow range. TPE is determined based on the prices charged by our competitors for a similar deliverable when sold separately.

For arrangements entered into or materially modified after January 1, 2010, if we are unable to establish selling price using VSOE or TPE, we use ESP in the allocation of arrangement consideration. The objective of ESP is to determine the price at which we would transact if the product or service were regularly sold by us on a standalone basis. Our determination of ESP involves a weighting of several factors based on the specific facts and circumstances of the arrangement. Specifically, we consider the cost to produce the deliverable, the anticipated margin on that deliverable, the selling price and profit margin for similar parts, our ongoing pricing strategy and policies (as evident in the price list established and updated by management on a regular basis), the value of any enhancements that have been built into the deliverable, and the characteristics of the varying markets in which the deliverable is sold. We analyze the selling prices used in our allocation of arrangement consideration on an annual basis. Selling prices are analyzed on a more frequent basis if we experience significant variances in our selling prices or if a significant change in our business necessitates a more timely analysis.

Unearned revenue is recorded when a customer pays for products or services, but the criteria for revenue recognition have not been met as of the balance sheet date. Unearned revenues of $61.0 million and $42.8 million at December 31, 2011 and 2010 related primarily to professional services and software associated with our smart metering contracts, extended or noncustomary warranty, and prepaid post-contract support. Deferred cost is recorded for products or services for which ownership (typically defined as title and risk of loss) has transferred to the customer, but the criteria for revenue recognition have not been met as of the balance sheet date. Deferred costs were $11.7 million and $10.0 million at December 31, 2011 and 2010 and are recorded within other assets in the Consolidated Balance Sheets.

Hardware and software post-sale maintenance support fees are recognized ratably over the life of the related service contract. Shipping and handling costs and incidental expenses billed to customers are recorded as revenue, with the associated cost charged to cost of revenues. We record sales, use, and value added taxes billed to our customers on a net basis.

Product and Software Development Costs
Product and software development costs primarily include employee compensation and third party contracting fees. We generally do not capitalize product and software development expenses due to the relatively short period of time between technological feasibility and the completion of product and software development, and the immaterial nature of these costs.

Stock-Based Compensation
We measure and recognize compensation expense for all stock-based awards made to employees and directors, including stock options, stock sold pursuant to our Employee Stock Purchase Plan (ESPP), and the issuance of restricted stock units and unrestricted stock awards, based on estimated fair values. The fair value of stock options is estimated at the date of grant using the Black-Scholes option-pricing model, which includes assumptions for the dividend yield, expected volatility, risk-free interest rate, and expected life. For ESPP awards, the fair value is the difference between the market close price of our common stock on the date of purchase and the discounted purchase price. For restricted stock units and unrestricted stock awards, the fair value is the market close price of our common stock on the date of grant. We expense stock-based compensation at the date of grant for unrestricted stock awards. For awards with only a service condition, we expense stock-based compensation, adjusted for estimated forfeitures, using the straight-line method over the requisite service period for the entire award. For awards with both performance and service conditions, if probable we expense the stock-based compensation, adjusted for estimated forfeitures, on a straight-line basis over the requisite service period for each separately vesting portion of the award. Excess tax benefits are credited to common stock when the deduction reduces cash taxes payable. When we have tax deductions in excess of the compensation cost, they are classified as financing cash inflows in the Consolidated Statements of Cash Flows.

Loss on Extinguishment of Debt, Net
Upon partial or full redemption of our borrowings, we recognize a gain or loss for the difference between the cash paid and the net carrying amount of the debt redeemed. Included in the net carrying amount is any unamortized premium or discount from the original issuance of the debt.
Income Taxes
We account for income taxes using the asset and liability method of accounting. Deferred tax assets and liabilities are recognized based upon anticipated future tax consequences, in each of the jurisdictions that we operate, attributable to: (1) the differences between the financial statement carrying amounts of existing assets and liabilities and their respective income tax bases; and (2) net operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The calculation of our tax liabilities involves applying complex tax regulations in different tax jurisdictions to our tax positions. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date. A valuation allowance is recorded to reduce the carrying amounts of deferred tax assets if it is not more likely than not that such assets will be realized. We do not record tax liabilities on undistributed earnings of international subsidiaries that are permanently reinvested.
Foreign Exchange
Our consolidated financial statements are reported in U.S. dollars. Assets and liabilities of international subsidiaries with a non-U.S. dollar functional currency are translated to U.S. dollars at the exchange rates in effect on the balance sheet date, or the last business day of the period, if applicable. Revenues and expenses for these subsidiaries are translated to U.S. dollars using a weighted average rate for the relevant reporting period. Translation adjustments resulting from this process are included, net of tax, in OCI. Gains and losses that arise from exchange rate fluctuations for monetary asset and liability balances that are not denominated in an entity’s functional currency are included within other income (expense), net in the Consolidated Statements of Operations. Currency gains and losses of intercompany balances deemed to be long-term in nature or designated as a hedge of the net investment in international subsidiaries are included, net of tax, in OCI.

Fair Value Measurements
For assets and liabilities measured at fair value, the GAAP fair value hierarchy prioritizes the inputs used in different valuation methodologies, assigning the highest priority to unadjusted quoted prices for identical assets and liabilities in actively traded markets (Level 1) and the lowest priority to unobservable inputs (Level 3). Level 2 inputs consist of quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in non-active markets; and model-derived valuations in which significant inputs are corroborated by observable market data either directly or indirectly through correlation or other means (inputs may include yield curves, volatility, credit risks, and default rates).

Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Due to various factors affecting future costs and operations, actual results could differ materially from these estimates.

Earnings Per Share and Capital Structure (Text Block)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share and Capital Structure [Text Block]
Earnings (Loss) Per Share and Capital Structure

The following table sets forth the computation of basic and diluted earnings (loss) per share (EPS):

	Year Ended December 31,
	2011	2010	2009
	(in thousands, except per share data)
Net income (loss) available to common shareholders	$(510,157)	$104,770	$(2,249)

Weighted average common shares outstanding - Basic	40,612	40,337	38,539
Dilutive effect of convertible notes	—	103	—
Dilutive effect of stock-based awards	—	507	—
Weighted average common shares outstanding - Diluted	40,612	40,947	38,539
Earnings (loss) per common share - Basic	$(12.56)	$2.60	$(0.06)
Earnings (loss) per common share - Diluted	$(12.56)	$2.56	$(0.06)

Convertible Notes
Prior to the repayment/redemption of our convertible notes, which was completed during the third quarter of 2011, we were required to settle the principal amount of the convertible notes in cash and could elect to settle the remaining conversion obligation (stock price in excess of conversion price) in cash, shares, or a combination thereof. During the periods in which the convertible notes were outstanding, we included in the EPS calculation the amount of shares it would have taken to satisfy the conversion obligation, assuming that all of the convertible notes were converted. The average quarterly closing prices of our common stock were used as the basis for determining the dilutive effect on EPS. The quarterly average closing prices of our common stock for the first three fiscal quarters of 2011 did not exceed the conversion price of $65.16 and, therefore, did not have an effect on diluted shares outstanding for the year. During two fiscal quarters in the year ended December 31, 2010, the average closing prices of our common stock exceeded the conversion price of $65.16 and, therefore, 103,000 shares were included in the diluted EPS calculation for that year. For the year ended December 31, 2009, there was no effect on diluted shares outstanding as a result of our net loss for the year. In addition, for the year ended December 31, 2009, the quarterly closing prices of our common stock did not exceed the conversion price of $65.16.

Stock-based Awards
For stock-based awards, the dilutive effect is calculated using the treasury stock method. Under this method, the dilutive effect is computed as if the awards were exercised at the beginning of the period (or at time of issuance, if later) and assumes the related proceeds were used to repurchase common stock at the average market price during the period. Related proceeds include the amount the employee must pay upon exercise, future compensation cost associated with the stock award, and the amount of excess tax benefits, if any. As a result of our net losses for 2011 and 2009, there was no dilutive effect to the weighted average common shares outstanding for these two years. Approximately 1.3 million, 456,000, and 1.0 million stock-based awards were excluded from the calculation of diluted EPS for the years ended December 31, 2011, 2010, and 2009 respectively, because they were anti-dilutive. These stock-based awards could be dilutive in future periods.

Preferred Stock
We have authorized the issuance of 10 million shares of preferred stock with no par value. In the event of a liquidation, dissolution, or winding up of the affairs of the corporation, whether voluntary or involuntary, the holders of any outstanding preferred stock will be entitled to be paid a preferential amount per share to be determined by the Board of Directors prior to any payment to holders of common stock. Shares of preferred stock may be converted into common stock based on terms, conditions, and rates as defined in the Rights Agreement, which may be adjusted by the Board of Directors. There was no preferred stock sold or outstanding at December 31, 2011, 2010, and 2009.

Certain Balance Sheet Components (Text Block)	12 Months Ended
Dec. 31, 2011
Balance Sheet Related Disclosures [Abstract]
Certain Balance Sheet Components [Text Block]
Certain Balance Sheet Components

Accounts receivable, net	December 31, 2011	December 31, 2010
	(in thousands)
Trade receivables (net of allowance of $6,049 and $9,045)	$328,845	$328,811
Unbilled receivables	42,796	42,851
Total accounts receivable, net	$371,641	$371,662

At December 31, 2011 and December 31, 2010, $2.5 million and $12.5 million were recorded within trade receivables as billed but not yet paid by customers in accordance with contract retainage provisions. At December 31, 2011 and December 31, 2010, contract retainage amounts that were unbilled and classified as unbilled receivables were $7.4 million and $2.1 million. These contract retainage amounts within trade receivables and unbilled receivables are expected to be collected within the following 12 months.

At December 31, 2011 and December 31, 2010, long-term unbilled receivables and long-term retainage contract receivables totaled $31.5 million and $5.9 million. The net increase in long-term other assets from December 31, 2010 to December 31, 2011 includes $15.3 million of retainage contract receivables and $10.9 million of unbilled receivables, which were reclassified to long-term as of December 31, 2011 due to delays in reaching certain contract milestones required for payment. These long-term unbilled receivables and retainage contract receivables are classified within other long-term assets as collection is not anticipated within the following 12 months. However, collection is expected within the following 15 months.

Allowance for doubtful account activity	Year Ended December 31,
	2011	2010
	(in thousands)
Beginning balance	$9,045	$6,339
Provision (release) of doubtful accounts, net	(71)	3,357
Accounts written-off	(2,599)	(456)
Effects of change in exchange rates	(326)	(195)
Ending balance	$6,049	$9,045

Inventories	December 31, 2011	December 31, 2010
	(in thousands)
Materials	$112,470	$106,021
Work in process	16,306	18,389
Finished goods	67,061	83,747
Total inventories	$195,837	$208,157

Our inventory levels may vary period to period as a result of our factory scheduling and the timing of contract fulfillments, which may include the buildup of finished goods for shipment.

Consigned inventory is held at third-party locations; however, we retain title to the inventory until purchased by the third-party. Consigned inventory, consisting of raw materials and finished goods, was $7.4 million and $17.6 million at December 31, 2011 and December 31, 2010, respectively.

Property, plant, and equipment, net	December 31, 2011	December 31, 2010
	(in thousands)
Machinery and equipment	$269,611	$265,113
Computers and purchased software	74,885	63,077
Buildings, furniture, and improvements	140,064	146,661
Land	26,126	35,968
Construction in progress, including purchased equipment	20,687	20,531
Total cost	531,373	531,350
Accumulated depreciation	(268,703)	(232,108)
Property, plant, and equipment, net	$262,670	$299,242

Depreciation expense and capitalized interest	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Depreciation expense	$66,072	$62,154	$57,164
Capitalized interest	—	—	293

Intangible Assets (Text Block)	12 Months Ended
Dec. 31, 2011
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets [Text Block]
Intangible Assets

The gross carrying amount and accumulated amortization of our intangible assets, other than goodwill, are as follows:

	December 31, 2011			December 31, 2010
	Gross Assets	Accumulated Amortization	Net	Gross Assets	Accumulated Amortization	Net
	(in thousands)
Core-developed technology	$387,606	$(305,285)	$82,321	$378,705	$(274,198)	$104,507
Customer contracts and relationships	278,581	(131,418)	147,163	282,997	(110,539)	172,458
Trademarks and trade names	71,854	(62,206)	9,648	73,194	(59,235)	13,959
Other	11,153	(10,785)	368	24,256	(23,510)	746
Total intangible assets	$749,194	$(509,694)	$239,500	$759,152	$(467,482)	$291,670

A summary of the intangible asset account activity is as follows:

	Year Ended December 31,
	2011	2010
	(in thousands)
Beginning balance, intangible assets, gross	$759,152	$806,256
Intangible assets acquired	12,797	—
Assets transferred to held for sale	(4,964)	—
Assets no longer in use written-off	(8,450)	—
Effect of change in exchange rates	(9,341)	(47,104)
Ending balance, intangible assets, gross	$749,194	$759,152

Intangible assets held for sale are classified within other current assets, are reported at the lower of carrying value or fair value less costs to sell, and are no longer amortized. As of December 31, 2011, due to the expected sale of certain operations of the Water operating segment, the net carrying value of intangible assets totaling $2.6 million was transferred from intangible assets to other current assets. Refer to Note 13 for additional disclosure on held for sale assets.

During 2011, certain assets that had been fully amortized and were no longer in use were removed from our asset ledger.

Intangible assets of our international subsidiaries are recorded in their respective functional currency; therefore, the carrying amounts of intangible assets increase or decrease, with a corresponding change in accumulated OCI, due to changes in foreign currency exchange rates.

Estimated future annual amortization expense is as follows:

Years ending December 31,	Estimated Annual Amortization
(in thousands)
2012	$46,399
2013	38,213
2014	30,853
2015	25,442
2016	20,916
Beyond 2016	77,677
Total intangible assets, net	$239,500

Goodwill (Text Block)	12 Months Ended
Dec. 31, 2011
Goodwill Excluding Non Goodwill Intangibles [Abstract]
Goodwill Disclosure [Text Block]
Goodwill

The following table reflects goodwill allocated to each reporting segment at December 31, 2011 and 2010:

	Energy	Water	Total Company
	(in thousands)
Goodwill balance at January 1, 2010	$855,957	$449,642	$1,305,599
Effect of change in exchange rates	(63,084)	(33,139)	(96,223)
Goodwill balance at December 31, 2010	$792,873	$416,503	$1,209,376

Goodwill acquired	10,251	—	10,251
Goodwill impairment	(254,735)	(330,112)	(584,847)
Other	(981)	(6,739)	(7,720)
Effect of change in exchange rates	6,458	3,392	9,850
Goodwill balance at December 31, 2011	$553,866	$83,044	$636,910

In the preceding table, "Other" includes goodwill reductions related to the pending sales of certain operations of the Company. The goodwill reductions are included in restructuring charges. Refer to Note 13 for additional disclosure on Itron's restructuring costs.

As a result of the significant decline in the price of our shares of common stock at the end of September 2011, our aggregate market value was significantly lower than the aggregate carrying value of our net assets. As a result, we performed an impairment test of our goodwill as of September 30, 2011, instead of our annual October 1 testing date. We recorded an estimated goodwill impairment charge of $540.4 million in the third quarter of 2011, and an additional $44.4 million impairment charge in the fourth quarter of 2011 after the finalization of the two-step goodwill impairment test, for a total goodwill impairment charge of $584.8 million. The goodwill impairment charge did not impact debt covenants compliance under the Company's existing credit facility.

The 2011 goodwill impairment, before the reorganization into the new reporting units, was associated with two reporting units from the Itron International operating segment. The goodwill balance before and after the goodwill impairment as of our impairment testing date of September 30, 2011 was as follows:

Reporting Unit	Before Impairment	Impairment	After Impairment
	(in thousands)
Itron International - Electricity[1]	$363,626	$254,735	$108,891
Itron International - Water[2]	389,308	330,112	59,196
		$584,847

(1) The Itron International - Electricity reporting unit became a part of the Energy - Electricity reporting unit effective January 1, 2012.

(2) The Itron International - Water reporting unit became a part of the Water reporting unit effective January 1, 2012.

Refer to Note 1 for a description of the change in our reporting units, which was effective January 1, 2012, and the methods used to determine the fair value of our reporting units and the amount of the goodwill impairment.

Debt (Text Block)	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Debt [Text Block]
Debt

The components of our borrowings are as follows:

	December 31, 2011	December 31, 2010
	(in thousands)
2011 credit facility
USD denominated term loan	$292,502	$—
Multicurrency revolving line of credit	160,000	—
2007 credit facility
USD denominated term loan	—	218,642
EUR denominated term loan	—	174,031
Convertible senior subordinated notes	—	218,268
Total debt	452,502	610,941
Current portion of long-term debt	(15,000)	(228,721)
Long-term debt	$437,502	$382,220

Credit Facilities
On August 5, 2011, we entered into an $800 million senior secured credit facility (the 2011 credit facility), which replaced the senior secured credit facility we entered into in 2007 (the 2007 credit facility). The 2011 credit facility consists of a $300 million U.S. dollar term loan (the term loan) and a multicurrency revolving line of credit (the revolver) with a principal amount of up to $500 million. Both the term loan and the revolver mature on August 8, 2016, and amounts borrowed under the revolver are classified as long-term but may be repaid and reborrowed prior to the revolver's maturity, at which time the revolver will terminate and all outstanding loans, together with all accrued and unpaid interest, must be repaid. Amounts not borrowed under the revolver will be subject to a commitment fee, to be paid in arrears on the last day of each fiscal quarter, ranging from 0.20% to 0.40% per annum depending on our total leverage ratio as of the most recently ended fiscal quarter. Amounts repaid on the term loan may not be reborrowed. The 2011 credit facility permits us and certain of our foreign subsidiaries to borrow in U.S. dollars, euros, British pounds, or, with lender approval, other currencies readily convertible into U.S. dollars. All obligations under the 2011 credit facility are guaranteed by Itron, Inc. and any material U.S. domestic subsidiaries and are secured by a pledge of substantially all of the assets of Itron, Inc. and any material U.S. domestic subsidiaries, including a pledge of 100% of the capital stock of material U.S. domestic subsidiaries and up to 66% of the voting stock (100% of the non-voting stock) of their first-tier foreign subsidiaries. In addition, the obligations of any foreign subsidiary who is a foreign borrower, as defined by the 2011 credit facility, are guaranteed by the foreign subsidiary and by its direct and indirect foreign parents. The 2011 credit facility includes covenants, which contain certain financial ratios and place certain restrictions on the incurrence of debt and investments and the issuance of dividends. We were in compliance with the debt covenants under the 2011 credit facility at December 31, 2011.

Scheduled principal repayments for the term loan are due quarterly in the amounts of $3.8 million through June 2013, $5.6 million from September 2013 through June 2014, $7.5 million from September 2014 through June 2016, and the remainder due at maturity on August 8, 2016. The term loan may be repaid early in whole or in part, subject to certain minimum thresholds, without penalty.

Under the 2011 credit facility we elect applicable market interest rates for both the term loan and any outstanding revolving loans. We also pay an applicable margin, which is based on our total leverage ratio (as defined in the credit agreement). The applicable rates per annum may be based on either: (1) the LIBOR rate, plus an applicable margin, or (2) the Alternate Base Rate, plus an applicable margin. The Alternate Base Rate election is equal to the greatest of three rates: (i) the prime rate, (ii) the Federal Reserve effective rate plus 1/2 of 1%, and (iii) one month LIBOR plus 1%. At December 31, 2011, the interest rate for both the term loan and the revolver was 1.55% (the LIBOR rate plus a margin of 1.25%).

Total credit facility repayments were as follows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
2011 credit facility term loan	$7,500	$—	$—
2011 credit facility multicurrency revolving line of credit	40,000	—	—
2007 credit facility term loans	406,950	155,163	166,545
2007 credit facility revolving line of credit(1)	170,000	—	—
Total credit facility repayments	$624,450	$155,163	$166,545

(1) See repayment of the convertible senior subordinated notes below.

At December 31, 2011, $160 million was outstanding under the 2011 credit facility revolver, and $44.5 million was utilized by outstanding standby letters of credit, resulting in $295.5 million available for additional borrowings.

During 2011, unamortized prepaid debt fees of $2.4 million were written-off to interest expense upon repayment of the 2007 credit facility. Prepaid debt fees of approximately $6.6 million were capitalized associated with the 2011 credit facility. Unamortized prepaid debt fees were as follows:

	December 31, 2011	December 31, 2010
	(in thousands)
Unamortized prepaid debt fees	$6,027	$4,483

Convertible Senior Subordinated Notes
On August 1, 2011, in accordance with the terms of the convertible senior subordinated notes (convertible notes) we repurchased $184.8 million of the convertible notes at their principal amount plus accrued and unpaid interest. On September 30, 2011, we redeemed the remaining $38.8 million of the convertible notes, plus accrued and unpaid interest. The convertible notes were repurchased and redeemed using $180 million of borrowings under our credit facilities and $44 million of cash on hand.

Our convertible notes were separated between the liability and equity components using our estimated non-convertible debt borrowing rate at the time our convertible notes were issued, which was determined to be 7.38%. This rate also reflected the effective interest rate on the liability component for all periods during which the convertible notes were outstanding. The equity component is retained as a permanent component of our shareholders' equity, and no gain or loss was recognized upon derecognition of the convertible notes as the fair value of the consideration transferred to the holders equaled the fair value of the liability component.

The discount on the liability component was fully amortized in the second quarter of 2011. The carrying amounts of the debt and equity components were as follows:

	December 31, 2011	December 31, 2010
	(in thousands)
Face value of convertible notes	$—	$223,604
Unamortized discount	—	(5,336)
Net carrying amount of debt component	$—	$218,268

Carrying amount of equity component	$31,831	$31,831

The interest expense relating to both the contractual interest coupon and amortization of the discount on the liability component is as follows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Contractual interest coupon	$3,420	$5,590	$5,839
Amortization of the discount on the liability component	5,336	10,099	9,673
Total interest expense on convertible notes	$8,756	$15,689	$15,512

In 2009, we entered into exchange agreements with certain holders of our convertible notes to issue, in the aggregate, approximately 2.3 million shares of common stock, valued at $132.9 million, in exchange for, in the aggregate, $121.0 million principal amount of the convertible notes, representing 35% of the aggregate principal outstanding at the date of the exchanges. All of the convertible notes we acquired pursuant to the exchange agreements were retired upon the closing of the exchanges.
The exchange agreements were treated as induced conversions as the holders received a greater number of shares of common stock than would have been issued under the original conversion terms of the convertible notes. At the time of the exchange agreements, none of the conversion contingencies were met. Under the original terms of the convertible notes, the amount payable on conversion was to be paid in cash, and the remaining conversion obligation (stock price in excess of conversion price) was payable in cash or shares of common stock, at our option. Under the terms of the exchange agreements, all of the settlement was paid in shares. The difference in the value of the shares of common stock issued under the exchange agreement and the value of the shares of common stock used to derive the amount payable under the original conversion agreement resulted in a loss on extinguishment of debt of $23.3 million (the inducement loss). Upon derecognition of the convertible notes, we remeasured the fair value of the liability and equity components using a borrowing rate for similar non-convertible debt that would be applicable to us at the date of the exchange agreements. Because borrowing rates increased, the remeasurement of the components of the convertible notes resulted in a gain on extinguishment of $13.4 million (the revaluation gain). As a result, we recognized a net loss on extinguishment of debt of $10.3 million, calculated as the inducement loss, plus an allocation of advisory fees, less the revaluation gain. The remaining settlement consideration of $9.5 million, including an allocation of advisory fees, was recorded as a reduction of common stock.

Senior Subordinated Notes
In 2009, we repaid the remaining $109.2 million outstanding balance on our 7.75% senior subordinated notes and recognized a loss on extinguishment of $2.5 million, which included the remaining unamortized debt discount of $336,000.

Minimum Payments on Debt

Minimum Payments
(in thousands)
2012	$15,000
2013	18,750
2014	26,250
2015	30,000
2016	362,502
Total minimum payments on debt	$452,502

Derivative Financial Instruments (Text Block)	12 Months Ended
Dec. 31, 2011
General Discussion of Derivative Instruments and Hedging Activities [Abstract]
Derivative Financial Instruments [Text Block]
Derivative Financial Instruments

As part of our risk management strategy, we use derivative instruments to hedge certain foreign currency and interest rate exposures. Refer to Note 1, Note 14, and Note 15 for additional disclosures on our derivative instruments.

The fair values of our derivative instruments are determined using the income approach and significant other observable inputs (also known as “Level 2”), as defined by FASB ASC 820-10-20, Fair Value Measurements. We have used observable market inputs based on the type of derivative and the nature of the underlying instrument. The key inputs used at December 31, 2011 included foreign exchange spot and forward rates, both of which are available in an active market. We have utilized the mid-market pricing convention for these inputs at December 31, 2011. We include the effect of our counterparty credit risk based on current published credit default swap rates when the net fair value of our derivative instruments is in a net asset position. We consider our own nonperformance risk when the net fair value of our derivative instruments is in a net liability position by discounting our derivative liabilities to reflect the potential credit risk to our counterparty through applying a current market indicative credit spread to all cash flows.

The fair values of our derivative instruments determined using the fair value measurement of significant other observable inputs (Level 2) at December 31, 2011 and 2010 are as follows:

		Fair Value
	Balance Sheet Location	December 31, 2011	December 31, 2010
		(in thousands)
Asset Derivatives
Derivatives not designated as hedging instruments under ASC 815-20
Foreign exchange forward contracts	Other current assets	$241	$63

Liability Derivatives
Derivatives designated as hedging instruments under ASC 815-20
Interest rate swap contracts	Other current liabilities	$—	$5,845
Interest rate swap contracts	Other long-term obligations	—	975
Euro denominated term loan *	Current portion of debt	—	4,402
Euro denominated term loan *	Long-term debt	—	169,629
Total derivatives designated as hedging instruments under ASC 815-20		$—	$180,851

Derivatives not designated as hedging instruments under ASC 815-20
Foreign exchange forward contracts	Other current liabilities	$222	$457

Total liability derivatives		$222	$181,308

* The euro denominated term loan was a nonderivative financial instrument designated as a hedge of our net investment in international operations. The loan was repaid in August 2011. The euro denominated term loan was recorded at its carrying value in the Consolidated Balance Sheets and was not recorded at fair value.

OCI during the reporting period for our derivative and nonderivative instruments designated as hedging instruments (collectively, hedging instruments), net of tax, was as follows:

	2011	2010
	(in thousands)
Net unrealized gain (loss) on hedging instruments at January 1,	$(10,034)	$(30,300)
Unrealized gain (loss) on derivative instruments	1,909	(2,930)
Unrealized gain (loss) on a nonderivative net investment hedging instrument	(8,866)	15,825
Realized (gains) losses reclassified into net income (loss)	2,611	7,371
Net unrealized gain (loss) on hedging instruments at December 31,	$(14,380)	$(10,034)

Cash Flow Hedges
As a result of our floating rate debt, we are exposed to variability in our cash flows from changes in the applicable interest rate index. Historically, we have entered into interest rate swaps to achieve a fixed rate of interest on the hedged portion of the debt in order to reduce variability in cash flows.

In 2007, we entered into a pay fixed 6.59% receive three-month Euro Interbank Offered Rate (EURIBOR), plus 2%, amortizing interest rate swap to convert a significant portion of our euro denominated variable-rate term loan to fixed-rate debt, plus or minus the variance in the applicable margin from 2%, through December 31, 2012. The objective of this swap was to protect us from increases in the EURIBOR base borrowing rates. The swap did not protect us from changes to the applicable margin under our credit agreement. Throughout the duration of the hedging relationship, this cash flow hedge was expected to be highly effective in achieving offsetting cash flows attributable to the hedged risk. Consequently, effective changes in the fair value of the interest rate swap were recorded as a component of OCI and were recognized in earnings when the hedged item affected earnings. The amounts paid or received on the hedge were recognized as adjustments to interest expense. The notional amount of the swap was $147.7 million (€112.4 million) as of December 31, 2010. In August 2011, we repaid our 2007 credit facility, which included the euro-denominated term loan. In conjunction with the debt repayment, we paid $2.9 million to terminate the related interest rate swap and the accumulated loss in OCI was reclassified to interest expense.

Our two interest rate swaps with one-year terms, which each converted $100 million of our U.S. dollar term loan from a floating LIBOR interest rate to fixed interest rates of 2.11% and 2.15%, respectively, expired on June 30, 2011. These swaps did not include the additional interest rate margin applicable to our term debt.

We will continue to monitor and assess our interest rate risk and may institute additional interest rate swaps or other derivative instruments to manage such risk in the future.

The before-tax effect of our cash flow derivative instruments on the Consolidated Balance Sheets and the Consolidated Statements of Operations for the years ended December 31 are as follows:

Derivatives in ASC 815-20 Cash Flow Hedging Relationships	Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion)			Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)				Gain (Loss) Recognized in Income on Derivative (Ineffective Portion)
				Location	Amount			Location	Amount
	2011	2010	2009		2011	2010	2009		2011	2010	2009
	(in thousands)				(in thousands)				(in thousands)
Interest rate swap contracts	$(4,200)	$(4,542)	(11,023)	Interest expense	$(7,254)	$(11,829)	$(13,975)	Interest expense	$(201)	$(100)	$(302)

Net Investment Hedge
We are exposed to foreign exchange risk through our international subsidiaries. As a result of our acquisition of an international company in 2007, we entered into a euro denominated term loan, which exposed us to fluctuations in the euro foreign exchange rate. Therefore, we designated this foreign currency denominated term loan as a hedge of our net investment in international operations. The non-functional currency term loan was revalued into U.S. dollars at each balance sheet date, and the changes in value associated with currency fluctuations were recorded as adjustments to long-term debt with offsetting gains and losses recorded in OCI. The notional amount of the term loan was $174.0 million (€132.4 million) as of December 31, 2010. The loan was repaid in full in August 2011 as part of our repayment of the 2007 credit facility. The net derivative loss will remain in accumulated OCI until such time when earnings are impacted by a sale or liquidation of the associated foreign operation.

The before-tax and net of tax effects of our net investment hedge nonderivative financial instrument on OCI for the years ended December 31 are as follows:

Nonderivative Financial Instruments in ASC 815-20 Net Investment Hedging Relationships	Euro Denominated Term Loan Designated as a Hedge of Our Net Investment in International Operations
	2011	2010	2009
	(in thousands)
Gain (loss) recognized in OCI on derivative (Effective Portion)
Before tax	$(14,278)	$25,760	$(3,866)
Net of tax	$(8,866)	$15,825	$(2,364)

Derivatives Not Designated as Hedging Relationships
We are also exposed to foreign exchange risk when we enter into non-functional currency transactions, both intercompany and third-party. At each period-end, foreign currency monetary assets and liabilities are revalued with the change recorded to other income and expense. We enter into monthly foreign exchange forward contracts (a total of 550 contracts were entered into during the year ended December 31, 2011), not designated for hedge accounting, with the intent to reduce earnings volatility associated with certain of these balances. The notional amounts of the contracts ranged from $50,000 to $72 million, offsetting our exposures from the euro, British pound, Canadian dollar, Czech koruna, Hungarian forint, and various other currencies.

The effect of our foreign exchange forward derivative instruments on the Consolidated Statements of Operations for the years ended December 31 is as follows:

Derivatives Not Designated as Hedging Instrument under ASC 815-20	Gain (Loss) Recognized on Derivatives in Other Income (Expense)
	2011	2010	2009
	(in thousands)
Foreign exchange forward contracts	$(2,022)	$665	$(1,656)

Defined Benefit Pension Plans (Text Block)	12 Months Ended
Dec. 31, 2011
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Defined Benefit Pension Plans [Text Block]
Defined Benefit Pension Plans

We sponsor both funded and unfunded defined benefit pension plans for our international employees, primarily in Germany, France, Italy, Indonesia, and Spain, offering death and disability, retirement, and special termination benefits. The defined benefit obligation is calculated annually by using the projected unit credit method. The measurement date for the pension plans was December 31, 2011.
Our general funding policy for these qualified pension plans is to contribute amounts sufficient to satisfy regulatory funding standards of the respective countries for each plan. We contributed $520,000 and $519,000 to the defined benefit pension plans for the years ended December 31, 2011 and 2010, respectively. Assuming that actual plan asset returns are consistent with our expected rate of return in 2011 and beyond, and that interest rates remain constant, we expect to contribute approximately $524,000 in 2012 to our defined benefit pension plans.

The following tables summarize the benefit obligation, plan assets, funded status of the defined benefit plans, amounts recognized in the Consolidated Balance Sheets and amounts recognized in accumulated other comprehensive income (loss) at December 31, 2011 and 2010.

	Year Ended December 31,
	2011	2010
	(in thousands)
Change in benefit obligation:
Benefit obligation at January 1,	$71,388	$73,262
Service cost	2,512	1,980
Interest cost	3,754	3,490
Actuarial loss	(597)	1,710
Benefits paid	(4,898)	(4,403)
Foreign currency exchange rate changes	(1,338)	(5,860)
Other	1,780	1,209
Benefit obligation at December 31,	$72,601	$71,388
Change in plan assets:
Fair value of plan assets at January 1,	$7,694	$7,860
Actual return on plan assets	427	210
Company contributions	520	519
Benefits paid	(516)	(283)
Foreign currency exchange rate changes	(145)	(612)
Fair value of plan assets at December 31,	7,980	7,694
Ending balance at fair value (net pension plan benefit liability)	$64,621	$63,694

Our defined benefit pension plans are denominated in the functional currencies of the respective countries in which the plans are sponsored; therefore, the balances increase or decrease, with a corresponding change in OCI, due to changes in foreign currency exchange rates. Amounts recognized on the Consolidated Balance Sheets consist of:

	At December 31,
	2011	2010
	(in thousands)
Plan assets in other long-term assets	$(449)	$(412)
Current portion of pension plan liability in wages and benefits payable	2,621	2,656
Long-term portion of pension plan liability	62,449	61,450
Net pension plan benefit liability	$64,621	$63,694

Amounts in accumulated other comprehensive income (loss) (pre-tax) that have not yet been recognized as components of net periodic benefit costs consist of:

	At December 31,
	2011	2010
	(in thousands)
Net actuarial gain	$(3,750)	$(3,108)
Net prior service cost	1,131	1,206
Amount included in accumulated other comprehensive income (loss)	$(2,619)	$(1,902)

Amounts recognized in other comprehensive income (loss) (pre-tax) are as follows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Net actuarial (gain) loss	$(597)	$1,710	$4,049
Settlement gain (loss)	(25)	80	—
Plan asset (gain) loss	(105)	85	—
Amortization of net actuarial gain (loss)	85	(26)	509
Amortization of prior service cost	(74)	(3)	(25)
Other	(1)	1,228	—
Other comprehensive (income) loss	$(717)	$3,074	$4,533

The estimated net actuarial loss and prior service cost that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost during 2012 is $85,000.
Net periodic pension benefit costs for our plans include the following components:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Service cost	$2,512	$1,980	$1,753
Interest cost	3,754	3,490	3,450
Expected return on plan assets	(322)	(295)	(282)
Settlements and curtailments	25	(80)	—
Amortization of actuarial net (gain) loss	(85)	26	(509)
Amortization of unrecognized prior service costs	74	3	25
Net periodic benefit cost	$5,958	$5,124	$4,437

The significant actuarial weighted average assumptions used in determining the benefit obligations and net periodic benefit cost for our benefit plans are as follows:

	At and For The Year Ended December 31,
	2011	2010	2009
Actuarial assumptions used to determine benefit obligations at end of period:
Discount rate	5.51%	5.35%	5.60%
Expected annual rate of compensation increase	3.38%	3.35%	3.24%
Actuarial assumptions used to determine net periodic benefit cost for the period:
Discount rate	5.35%	5.60%	6.12%
Expected rate of return on plan assets	4.00%	3.96%	4.06%
Expected annual rate of compensation increase	3.35%	3.24%	3.18%

We determine a discount rate for our plans based on the estimated duration of each plan’s liabilities. For our euro denominated defined benefit pension plans, which represent 92% of our benefit obligation, we use two discount rates, (separated between shorter and longer duration plans), using a hypothetical yield curve developed from euro-denominated AA-rated corporate bond issues, partially weighted for market value, with minimum amounts outstanding of €250 million for bonds with less than 10 years to maturity and €50 million for bonds with 10 or more years to maturity, and excluding 10% of the highest and lowest yielding bonds within each maturity group. The discount rates derived for our shorter duration euro denominated plans (less than 10 years) and longer duration plans (greater than 10 years) were 4.50% and 5.25%, respectively.
Our expected rate of return on plan assets is derived from a study of actual historic returns achieved and anticipated future long-term performance of plan assets. While the study primarily gives consideration to recent insurers’ performance and historical returns, the assumption represents a long-term prospective return.
The total accumulated benefit obligation for our defined benefit pension plans was $65.8 million and $65.9 million at December 31, 2011 and 2010, respectively.

We have two plans in which the fair value of plan assets exceeds the respective plan's accumulated benefit obligation. The total obligation and fair value of plan assets, in which the accumulated benefit obligations exceeds the fair value of plan assets, are as follows:

Information for pension plans with an accumulated benefit obligation in excess of plan assets.	At December 31,
	2011	2010
	(in thousands)
Projected benefit obligation	$66,525	$69,966
Accumulated benefit obligation	60,452	64,671
Fair value of plan assets	1,765	5,860

Our asset investment strategy focuses on maintaining a portfolio using primarily insurance funds, which are accounted for as investments and measured at fair value, in order to achieve our long-term investment objectives on a risk adjusted basis. Our general funding policy for these qualified pension plans is to contribute amounts sufficient to satisfy regulatory funding standards of the respective countries for each plan.
The fair values of our plan investments by asset category as of December 31, 2011 are as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Cash	$860	$860	$—
Insurance funds	7,120	—	7,120
Total fair value of plan assets	$7,980	$860	$7,120

As the plan assets are not significant to our total company assets, no further breakdown is provided.
Annual benefit payments, including amounts to be paid from our assets for unfunded plans, and reflecting expected future service, as appropriate, are expected to be paid as follows:

Year Ending December 31,	Estimated Annual Benefit Payments

(in thousands)
2012	$2,913
2013	3,278
2014	4,007
2015	4,101
2016	4,705
2017 - 2021	24,470

Stock-Based Compensation (Text Block)	12 Months Ended
Dec. 31, 2011
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Stock-Based Compensation [Text Block]
Stock-Based Compensation

We record stock-based compensation expense for awards of stock options, stock sold pursuant to our ESPP, and the issuance of restricted stock units and unrestricted stock awards. We expense stock-based compensation primarily using the straight-line method over the vesting requirement period. For the years ended December 31, stock-based compensation expense and the related tax benefit were as follows:

	2011	2010	2009
	(in thousands)
Stock options	$1,445	$3,994	$6,903
Restricted stock units	13,842	14,230	9,306
Unrestricted stock awards	469	364	254
ESPP	655	519	519
Total stock-based compensation	$16,411	$19,107	$16,982

Related tax benefit	$4,478	$5,402	$4,329

We issue new shares of common stock upon the exercise of stock options or when vesting conditions on restricted stock units are fully satisfied.

The fair values of stock options granted were estimated at the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Year Ended December 31,
	2011	2010	2009
Dividend yield	—	—	—
Expected volatility	46.5%	48.7%	50.2%
Risk-free interest rate	1.6%	2.3%	1.8%
Expected life (years)	4.9	4.6	4.9

Expected volatility is based on a combination of historical volatility of our common stock and the implied volatility of our traded options for the related expected life period. We believe this combined approach is reflective of current and historical market conditions and an appropriate indicator of expected volatility. The risk-free interest rate is the rate available as of the award date on zero-coupon U.S. government issues with a term equal to the expected life of the award. The expected life is the weighted average expected life of an award based on the period of time between the date the award is granted and the date an estimate of the award is fully exercised. Factors considered in estimating the expected life include historical experience of similar awards, contractual terms, vesting schedules, and expectations of future employee behavior. We have not paid dividends in the past and do not plan to pay dividends in the foreseeable future.

Subject to stock splits, dividends, and other similar events, 3,500,000 shares of common stock are reserved and authorized for issuance under our 2010 Stock Incentive Plan (Stock Incentive Plan). Awards consist of stock options, restricted stock units, and unrestricted stock awards. At December 31, 2011, 2,235,171 shares were available for grant under the Stock Incentive Plan.

Stock Options
Options to purchase our common stock are granted to employees and the Board of Directors with an exercise price equal to the market close price of the stock on the date the Board of Directors approves the grant. Options generally become exercisable in three equal annual installments beginning one year from the date of grant and generally expire 10 years from the date of grant. Compensation expense is recognized only for those options expected to vest, with forfeitures estimated based on our historical experience and future expectations.

A summary of our stock option activity for the years ended December 31 is as follows:

	Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value (1)	Weighted Average Grant Date Fair Value
	(in thousands)		(years)	(in thousands)
Outstanding, January 1, 2009	1,374	$51.53	6.99	$25,809
Granted	50	57.96			$25.94
Exercised	(146)	21.68		$4,889
Forfeited	(92)	84.33
Expired	(7)	57.23
Outstanding, December 31, 2009	1,179	$52.93	5.90	$22,863

Exercisable and expected to vest, December 31, 2009	1,168	$52.67	5.88	$22,826

Exercisable, December 31, 2009	972	$47.39	5.40	$22,343

Granted	71	61.97			$27.18
Exercised	(148)	40.51		$4,532
Outstanding, December 31, 2010	1,102	$55.21	5.58	$10,883

Exercisable and expected to vest, December 31, 2010	1,096	$55.15	5.57	$10,883

Exercisable, December 31, 2010	958	$52.63	5.18	$10,883

Granted	113	51.12			$21.38
Exercised	(42)	19.71		$1,283
Forfeited	(63)	58.50
Expired	(1)	7.00
Outstanding, December 31, 2011	1,109	$55.97	4.51	$2,323

Exercisable and expected to vest, December 31, 2011	1,103	$56.02	4.48	$2,322

Exercisable, December 31, 2011	1,013	$56.42	4.07	$2,321

(1)
The aggregate intrinsic value of outstanding stock options represents amounts that would have been received by the optionees had all in- the-money options been exercised on that date. Specifically, it is the amount by which the market value of Itron’s stock exceeded the exercise price of the outstanding in-the-money options before applicable income taxes, based on our closing stock price on the last business day of the period. The aggregate intrinsic value of stock options exercised during the period is calculated based on our stock price at the date of exercise.

As of December 31, 2011, total unrecognized stock-based compensation expense related to nonvested stock options was approximately $1.4 million, which is expected to be recognized over a weighted average period of approximately 1.9 years.

Restricted Stock Units
Certain employees and senior management receive restricted stock units as a component of their total compensation. The fair value of a restricted stock unit is the market close price of our common stock on the date of grant. Restricted stock units generally vest over a three year period. Compensation expense, net of forfeitures, is recognized over the vesting period.

Subsequent to vesting, the restricted stock units are converted into shares of our common stock on a one-for-one basis and issued to employees. We are entitled to an income tax deduction in an amount equal to the taxable income reported by the employees upon vesting of the restricted stock units.

The restricted stock units issued under the Long Term Performance Restricted Stock Unit Award Agreement (Performance Award Agreement) are determined based on the attainment of annual performance goals after the end of the calendar year performance period. During the year, if management determines that it is probable that the targets will be achieved, compensation expense, net of forfeitures, is recognized on a straight-line basis over the annual performance and subsequent vesting period for each separately vesting portion of the award. Performance awards typically vest and are released in three equal installments at the end of each year following attainment of the performance goals. For U.S. participants who retire during the performance period, a pro-rated number of restricted stock units (based on the number of days of employment during the performance period) immediately vest based on the attainment of the performance goals as assessed after the end of the performance period. During the vesting period, unvested restricted stock units immediately vest at the date of retirement for U.S. participants who retire during that period. For U.S. participants who are or will become retirement eligible during either the annual performance or vesting period, compensation expense is accelerated and recognized over the greater of the performance period (one year) or through the participant’s retirement eligible date. For the 2011 performance awards, 61,500 restricted stock units became eligible for vesting with a grant date fair value of $56.73.

The following table summarizes restricted stock unit activity for the years ended December 31:

	Number of Restricted Stock Units	Weighted Average Grant Date Fair Value	Aggregate Intrinsic Value(1)
	(in thousands)		(in thousands)
Outstanding, January 1, 2009	313
Granted	60	$69.39
Released	(30)		$1,956
Forfeited	(17)
Outstanding, December 31, 2009	326

Granted(2)	360	$62.45
Released	(84)		$5,733
Forfeited	(14)
Outstanding, December 31, 2010	588

Granted(2)	355	$54.71
Released	(271)		$20,413
Forfeited	(47)
Outstanding, December 31, 2011	625

Expected to vest, December 31, 2011	541		$19,347

(1)
The aggregate intrinsic value is the market value of the stock, before applicable income taxes, based on the closing price on the stock release dates or at the end of the period for restricted stock units expected to vest.

(2)
These restricted stock units include 61,500 shares for the 2011 awards and 132,980 shares for the 2010 awards under the Performance Award Agreement, which are eligible for vesting at December 31 of each respective year.

At December 31, 2011, unrecognized compensation expense on restricted stock units was $18.3 million, which is expected to be recognized over a weighted average period of approximately 1.8 years.

Unrestricted Stock Awards
We issue unrestricted stock awards to our Board of Directors as part of their compensation. Awards are fully vested and expensed when issued. The fair value of unrestricted stock awards is the market close price of our common stock on the date of grant.

The following table summarizes unrestricted stock award activity for the years ended December 31:

	2011	2010	2009
Shares of unrestricted stock issued	11,397	5,662	4,284

Weighted average grant date fair value	$41.19	$64.35	$59.40

Employee Stock Purchase Plan
Under the terms of the ESPP, employees can deduct up to 10% of their regular cash compensation to purchase our common stock at a 15% discount from the fair market value of the stock at the end of each fiscal quarter, subject to other limitations under the plan. The sale of the stock to the employees occurs at the beginning of the subsequent quarter.

The following table summarizes ESPP activity for the years ended December 31:

	2011	2010	2009
Shares of stock sold to employees(1)	98,653	51,210	61,407

Weighted average fair value per ESPP award(2)	$6.22	$9.27	$8.54

(1)	Stock sold to employees during each fiscal quarter under the ESPP is associated with the offering period ending on the last day of the previous fiscal quarter.

(2)	Relating to awards associated with the offering period during the years ended December 31.

At December 31, 2011, all compensation cost associated with the ESPP had been recognized. There were approximately 98,000 shares of common stock available for future issuance under the ESPP at December 31, 2011.

Defined Contribution Bonus and Profit Sharing Plans	12 Months Ended
Dec. 31, 2011
Defined Contribution, Bonus, and Profit Sharing [Abstract]
Compensation and Employee Benefit Plans [Text Block]
Defined Contribution, Bonus, and Profit Sharing Plans

Defined Contribution Plans
In the United States, United Kingdom, Brazil, and certain other countries, we make contributions to defined contribution plans. For our U.S. employee savings plan, which represents a majority of our contribution expense, we provide a 50% match on the first 6% of the employee salary deferral, subject to statutory limitations. In 2009, we temporarily suspended the U.S. employee savings plan match from April 1 through December 31. For our international defined contribution plans, we provide various levels of contributions, based on salary, subject to stipulated or statutory limitations. The expense for our defined contribution plans was as follows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Defined contribution plans expense	$7,228	$6,217	$3,380

Bonus and Profit Sharing Plans
We have employee bonus and profit sharing plans in which many of our employees participate. These plans provide award amounts for the achievement of annual performance and financial targets. Actual award amounts are determined at the end of the year if the performance and financial targets are met. As the bonuses are being earned during the year, we estimate a compensation accrual each quarter based on the progress towards achieving the goals, the estimated financial forecast for the year, and the probability of achieving results. Bonus and profit sharing plans expense was as follows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Bonus and profit sharing plans expense	$28,926	$46,782	$13,316

Income Taxes (Text Block)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Taxes [Text Block]
Income Taxes

The following table summarizes the provision (benefit) for U.S. federal, state, and foreign taxes on income from continuing operations:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Current:
Federal	$5,472	$10,486	$—
State and local	2,045	765	—
Foreign	9,898	22,715	20,392
Total current	17,415	33,966	20,392

Deferred:
Federal	17,861	7,216	(39,311)
State and local	(2,099)	3,340	(3,341)
Foreign	(37,265)	(31,743)	(28,118)
Total deferred	(21,503)	(21,187)	(70,770)

Change in valuation allowance	8,518	3,195	6,553
Total provision (benefit) for income taxes	$4,430	$15,974	$(43,825)

A reconciliation of income taxes at the U.S. federal statutory rate of 35% to the consolidated actual tax rate is as follows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Income (loss) before income taxes
Domestic	$125,010	$173,032	$34,946
Foreign	(626,776)	(48,587)	(82,221)
Total income (loss) before income taxes	$(501,766)	$124,445	$(47,275)

Expected federal income tax provision (benefit)	$(175,618)	$43,556	$(16,546)
Asset impairments	207,054	—	—
Change in valuation allowance	8,518	3,195	6,553
Stock-based compensation	951	1,541	1,648
Foreign earnings	(19,222)	(14,986)	(18,224)
Tax credits	(6,877)	(9,746)	(23,224)
Uncertain tax positions, including interest and penalties	(3,996)	(10,242)	12,053
Change in tax rates	(1,522)	(1,428)	482
U.S. tax provision (benefit) of foreign branch income (loss)	(1,156)	333	(6,262)
State income tax provision (benefit), net of federal effect	(768)	1,968	(3,193)
U.S. tax provision on foreign earnings	—	279	7,932
Other, net	(2,934)	1,504	(5,044)
Total provision (benefit) for income taxes	$4,430	$15,974	$(43,825)

Our tax provision for 2011 and 2010 and tax benefit for 2009 reflect benefits associated with lower statutory tax rates on foreign earnings as compared with our U.S. federal statutory rate, foreign interest expense deductions and an election under U.S. Internal Revenue Code Section 338 with respect to our foreign acquisition in 2007. No foreign tax benefit was recorded for the goodwill impairment charge in 2011. During 2010 we de-recognized a reserve for an uncertain tax position due to a change in the method of depreciation for certain foreign subsidiaries. In 2009 we recorded a benefit for foreign tax credit carryforwards resulting from the election to claim foreign taxes as a credit instead of deductions on our 2007 and 2008 U.S. federal income tax returns.

Deferred tax assets and liabilities consist of the following:

	At December 31,
	2011	2010
	(in thousands)
Deferred tax assets
Loss carryforwards(1)	$61,330	$53,213
Accrued expenses	27,103	30,798
Warranty reserves	21,230	10,332
Tax credits(2)	17,481	46,801
Equity compensation	10,526	11,206
Depreciation and amortization	9,241	10,916
Pension plan benefits expense	6,677	6,897
Inventory valuation	4,252	5,254
Other deferred tax assets, net	2,654	4,162
Total deferred tax assets	160,494	179,579
Valuation allowance	(29,953)	(24,600)
Total deferred tax assets, net of valuation allowance	130,541	154,979

Deferred tax liabilities
Depreciation and amortization	(71,889)	(89,166)
Convertible debt	—	(19,844)
Tax effect of accumulated translation	(2,733)	(2,782)
Other deferred tax liabilities, net	(7,885)	(7,645)
Total deferred tax liabilities	(82,507)	(119,437)
Net deferred tax assets	$48,034	$35,542

(1)
For tax return purposes at December 31, 2011, we had U.S. federal loss carryforwards of $29.8 million that expire during the years 2020 through 2026. The remaining portion of the loss carryforwards are composed primarily of losses in various foreign jurisdictions. The majority of these losses can be carried forward indefinitely. At December 31, 2011, there was a valuation allowance of $30.0 million primarily associated with foreign loss carryforwards.

(2)
For tax return purposes at December 31, 2011, we had: (1) federal and state research and development tax credits of $28.1 million, which begin to expire in 2020; (2) alternative minimum tax credits of $2.5 million that are carried forward indefinitely; and (3) foreign tax credits of $4.9 million, which begin to expire in 2019.

We record valuation allowances to reduce deferred tax assets to the extent we believe it is more likely than not that a portion of such assets will not be realized. In making such determinations, we consider all available positive and negative evidence, including scheduled reversals of deferred tax liabilities, projected future taxable income, tax planning strategies, and our ability to carry back losses to prior years. We are required to make assumptions and judgments about potential outcomes that lie outside management’s control. Our most sensitive and critical factors are the projection, source, and character of future taxable income. Although realization is not assured, management believes it is more likely than not that deferred tax assets, net of valuation allowance, will be realized. The amount of deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward periods are reduced or current tax planning strategies are not implemented.

Our deferred tax assets at December 31, 2011 do not include the tax effect on $53.9 million of excess tax benefits from employee stock plan exercises. Common stock will be increased by $20.4 million when such excess tax benefits reduce cash taxes payable.

We do not provide U.S. deferred taxes on temporary differences related to our foreign investments that are considered permanent in duration. These temporary differences consist primarily of undistributed foreign earnings of $42.1 million and $21.3 million at December 31, 2011 and 2010, respectively. Foreign taxes have been provided on these undistributed foreign earnings. Determination of the amount of any unrecognized deferred income tax liability on these temporary differences are not practicable because of the complexities of the hypothetical calculation.

We are subject to income tax in the United States and numerous foreign jurisdictions. Significant judgment is required in evaluating our tax positions and determining our provision for income taxes. During the ordinary course of business, there are many transactions and calculations for which the ultimate tax determination is uncertain. We establish reserves for tax-related uncertainties based on estimates of whether, and the extent to which, additional taxes will be due. These reserves are established when we believe that certain positions might be challenged despite our belief that our tax return positions are fully supportable. We adjust these reserves in light of changing facts and circumstances, such as the outcome of tax audits. The provision for income taxes includes the impact of reserve positions and changes to reserves that are considered appropriate.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

Unrecognized tax benefits at January 1, 2009	$37,644
Gross increase to positions in prior years	8,958
Gross decrease to positions in prior years	(4,360)
Gross increases to current period tax positions	5,471
Audit settlements	(2,032)
Effect of change in exchange rates	525
Unrecognized tax benefits at December 31, 2009	$46,206

Gross increase to positions in prior years	2,037
Gross decrease to positions in prior years	(11,700)
Gross increases to current period tax positions	13,743
Audit settlements	(2,049)
Decrease related to lapsing of statute of limitations	(4,002)
Effect of change in exchange rates	(2,060)
Unrecognized tax benefits at December 31, 2010	$42,175

Gross increase to positions in prior years	2,132
Gross decrease to positions in prior years	(16,603)
Gross increases to current period tax positions	1,866
Audit settlements	(1,871)
Decrease related to lapsing of statute of limitations	(2,888)
Effect of change in exchange rates	(74)
Unrecognized tax benefits at December 31, 2011	$24,737

	At December 31,
	2011	2010	2009
	(in thousands)
The amount of unrecognized tax benefits that, if recognized, would affect our effective tax rate	$24,451	$30,832	$46,206

We classify interest expense and penalties related to unrecognized tax liabilities and interest income on tax overpayments as components of income tax expense. The net interest and penalties expense (benefit) recognized is as follows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Net interest and penalties expense (benefit)	$(795)	$498	$1,476

	At December 31,
	2011	2010
	(in thousands)
Accrued interest	$3,781	$4,403
Accrued penalties	2,766	3,233

We believe it is reasonably possible that our unrecognized tax benefits may decrease by approximately $10.5 million within the next twelve months due to the expiration of the statute of limitations, and completion of examinations by taxing authorities. At December 31, 2011, we are not able to reasonably estimate the timing of future cash flows relating to our uncertain tax positions.

We file income tax returns in the U.S. federal jurisdiction and various states and foreign jurisdictions. We are subject to income tax examination by tax authorities in our major tax jurisdictions as follows:

Tax Jurisdiction	Years Subject to Audit
U.S. federal	Subsequent to 1998
France	Subsequent to 2008
Germany	Subsequent to 2005
Spain	Subsequent to 2005
United Kingdom	Subsequent to 2005

Commitments and Contingencies (Text Block)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies [Text Block]
Commitments and Contingencies

Commitments
Operating lease rental expense for factories, service and distribution locations, offices, and equipment was as follows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Rental expense	$18,513	$15,530	$15,882

Future minimum lease payments at December 31, 2011, under noncancelable operating leases with initial or remaining terms in excess of one year are as follows:

Minimum Payments
(in thousands)
2012	$13,331
2013	10,061
2014	7,715
2015	5,735
2016	5,241
Beyond 2016	6,343
Future minimum lease payments	$48,426

Rent expense is recognized straight-line over the lease term, including renewal periods if reasonably assured. We lease most of our sales and distribution locations, and administration offices. Our leases typically contain renewal options similar to the original terms with lease payments that increase based on the consumer price index.

Guarantees and Indemnifications
We are often required to obtain standby letters of credit (LOC’s) or bonds in support of our obligations for customer contracts. These standby LOC’s or bonds typically provide a guarantee to the customer for future performance, which usually covers the installation phase of a contract and may on occasion cover the operations and maintenance phase of outsourcing contracts.

Our available lines of credit, outstanding standby LOC’s, and bonds are as follows:

	December 31, 2011	December 31, 2010
	(in thousands)
Credit facilities(1)
Multicurrency revolving line of credit	$500,000	$240,000
Long-term borrowings	(160,000)	—
Standby LOC’s issued and outstanding	(44,549)	(43,540)
Net available for additional borrowings and LOC’s	$295,451	$196,460

Unsecured multicurrency revolving lines of credit with various financial institutions
Multicurrency revolving line of credit	$67,968	$49,122
Standby LOC’s issued and outstanding	(28,733)	(21,784)
Short-term borrowings(2)	—	(66)
Net available for additional borrowings and LOC’s	$39,235	$27,272

Unsecured surety bonds in force	$139,954	$120,109

(1)	Refer to Note 6 for details regarding our secured credit facilities.

(2)	Short-term borrowings are included in “Other current liabilities” on the Consolidated Balance Sheets.

In the event any such standby LOC or bond is called, we would be obligated to reimburse the issuer of the standby LOC or bond; however, we do not believe that any outstanding LOC or bond will be called.

We generally provide an indemnification related to the infringement of any patent, copyright, trademark, or other intellectual property right on software or equipment within our sales contracts, which indemnifies the customer from and pays the resulting costs, damages, and attorney’s fees awarded against a customer with respect to such a claim provided that (a) the customer promptly notifies us in writing of the claim and (b) we have the sole control of the defense and all related settlement negotiations. We may also provide an indemnification to our customers for third party claims resulting from damages caused by the negligence or willful misconduct of our employees/agents in connection with the performance of certain contracts. The terms of our indemnifications generally do not limit the maximum potential payments. It is not possible to predict the maximum potential amount of future payments under these or similar agreements.

Legal Matters
We are subject to various legal proceedings and claims of which the outcomes are subject to significant uncertainty. Our policy is to assess the likelihood of any adverse judgments or outcomes related to legal matters, as well as ranges of probable losses. A determination of the amount of the liability required, if any, for these contingencies is made after an analysis of each known issue. A liability is recorded and charged to operating expense when we determine that a loss is probable and the amount can be reasonably estimated. Additionally, we disclose contingencies for which a material loss is reasonably possible, but not probable. Liabilities recorded for legal contingencies at December 31, 2011 were not material to our financial condition or results of operations.

In 2010 and 2011, Transdata Incorporated (Transdata) filed lawsuits against three of our customers, CenterPoint Energy (CenterPoint), TriCounty Electric Cooperative, Inc. (Tri-County), and San Diego Gas & Electric Company (San Diego), as well as several other utilities, alleging infringement of three patents owned by Transdata related to the use of an antenna in a meter. Pursuant to our contractual obligations with these customers, we agreed to indemnify and defend them in these lawsuits. The complaints seek unspecified damages as well as injunctive relief. CenterPoint, Tri-County, and San Diego have denied all of the substantive allegations and filed counterclaims seeking a declaratory judgment that the patents are invalid and not infringed. In December 2011, the Judicial Panel on Multi-District Litigation consolidated all of these cases in the Western District of Oklahoma for pretrial proceedings. We believe these claims are without merit and we intend to vigorously defend our interests. We do not believe this matter will have a material adverse effect on our business or financial condition, although an unfavorable outcome could have a material adverse effect on our results of operations for the period in which such a loss would be recognized.

On February 23, 2011, a class action lawsuit was filed in U.S. Federal Court for the Eastern District of Washington alleging a violation of federal securities laws relating to a restatement of our financial results for the quarters ended March 31, June 30, and September 30, 2010. These revisions were made primarily to defer revenue that had been incorrectly recognized on one contract due to a misinterpretation of an extended warranty obligation. The effect was to reduce revenue and earnings in each of the first three quarters of the year. For the first nine months of 2010, total revenue was reduced by $6.1 million and diluted EPS was reduced by $0.11. We believe the facts and legal claims alleged are without merit and we intend to vigorously defend our interests.

In March 2011, a lawsuit was filed in the Superior Court of the State of Washington, in and for Spokane County against certain officers and directors seeking unspecified damages on behalf of Itron, Inc. The complaint alleges that the defendants breached their fiduciary obligations to Itron with respect to the restatement of Itron's financial results for the quarters ended March 31, June 30, and September 30, 2010. This lawsuit is a shareholder derivative action that purports to assert claims on behalf of Itron, Inc. Defendants believe they have valid defenses and intend to defend themselves vigorously.

In June 2011, a lawsuit was filed in the United States District Court for the Eastern District of Texas alleging infringement of three patents owned by EON Corp. IP Holdings, LLC (EON), related to two-way communication networks, network components, and related software platforms. The complaint seeks unspecified damages as well as injunctive relief. We believe these claims are without merit and we intend to vigorously defend our interests. We do not believe this matter will have a material adverse effect on our business or financial condition, although an unfavorable outcome could have a material adverse effect on our results of operations for the period in which the claim is resolved.

Warranty
A summary of the warranty accrual account activity is as follows:

	Year Ended December 31,
	2011	2010
	(in thousands)
Beginning balance	$51,283	$33,873
New product warranties	8,305	12,981
Other changes/adjustments to warranties	50,104	25,598
Reclassification from other current liabilities	—	2,878
Claims activity	(28,565)	(24,040)
Effect of change in exchange rates	(1,591)	(7)
Ending balance	79,536	51,283
Less: current portion of warranty	52,588	24,912
Long-term warranty	$26,948	$26,371

Total warranty expense is classified within cost of revenues and consists of new product warranties issued and other changes and adjustments to warranties.

Warranty expense the years ended December 31 is as follows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Total warranty expense	$49,851	$38,579	$15,409

Warranty charges for the year ended December 31, 2011 reflect $12.6 million associated with a defective vendor supplied component, $4.7 million due to corrective actions for specific customers, and $6.6 million resulted from the identification of a specific batch of C&I meters that were manufactured with a misaligned automated solder-feeder. Warranty expense for the year ended December 31, 2011 also reflects the benefit of an $8.6 million insurance recovery associated with the settlement of product claims in Sweden in 2010. The increase in warranty expense in 2010 was primarily the result of $14.4 million recorded for arbitration claims in Sweden, which were settled in the third quarter of 2010.

Extended Warranty
A summary of changes to unearned revenue for extended warranty contracts is as follows:

	Year Ended December 31,
	2011	2010
	(in thousands)
Beginning balance	$14,637	$5,870
Unearned revenue for new extended warranties	11,099	10,308
Unearned revenue recognized	(1,233)	(1,541)
Effect of change in exchange rates	(55)	—
Ending balance	24,448	14,637
Less: current portion of unearned revenue for extended warranty	1,305	1,130
Long-term unearned revenue for extended warranty within Other long-term obligations	$23,143	$13,507

Health Benefits
We are self insured for a substantial portion of the cost of our U.S. employee group health insurance. We purchase insurance from a third party, which provides individual and aggregate stop loss protection for these costs. Each reporting period, we expense the costs of our health insurance plan including paid claims, the change in the estimate of incurred but not reported (IBNR) claims, taxes, and administrative fees (collectively, the plan costs).

Plan costs are as follows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Plan costs	$24,331	$20,548	$19,802

IBNR accrual, which is included in wages and benefits payable, are as follows:

	December 31, 2011	December 31, 2010
	(in thousands)
IBNR accrual	$2,460	$2,056

Our IBNR accrual and expenses may fluctuate due to the number of plan participants, claims activity, and deductible limits. For our employees located outside of the United States, health benefits are provided primarily through governmental social plans, which are funded through employee and employer tax withholdings.

Restructuring	12 Months Ended
Dec. 31, 2011
Restructuring [Abstract]
Restructuring, Impairment, and Other Activities Disclosure [Text Block]
Restructuring

On October 26, 2011, our management announced the approval of projects to restructure our manufacturing operations to increase efficiency and lower our cost of manufacturing. Under the restructuring, we are implementing projects to close or consolidate several of our manufacturing facilities. Approximately one-third of our 31 global manufacturing locations will be impacted: six manufacturing facilities will be closed or sold, and operations at several other facilities will be reduced. Overall, we expect to reduce our workforce by approximately 7.5%.

We began implementing these projects in the fourth quarter of 2011, and we expect to substantially complete these projects by the end of 2013. Certain projects are subject to a variety of labor and employment laws, rules, and regulations, which could result in a delay in implementing projects at some locations. Future real estate market conditions may impact the timing of our ability to sell some of the manufacturing facilities we have designated for closure and disposal. This may delay the completion of the restructuring projects beyond 2013.

The total expected, recognized, and remaining restructuring related costs as of December 31, 2011 are as follows:

	Total Expected Costs	Costs Recognized	Remaining Costs to be Recognized
	(in thousands)
Employee severance costs	$52,031	$42,530	$9,501
Asset impairments	25,547	25,144	403
Other restructuring costs	7,913	408	7,505
Total	$85,491	$68,082	$17,409

Segments:
Energy	$62,603	$51,873	$10,730
Water	17,491	15,321	2,170
Corporate unallocated	5,397	888	4,509
Total	$85,491	$68,082	$17,409

Costs associated with restructuring activities are generally presented in the Consolidated Statements of Operations as "Restructuring," except for certain costs associated with inventory write-downs, which are classified within "Cost of revenues," and accelerated depreciation expense, which is recognized according to the use of the asset.

Asset impairments are determined at the asset group level. Assets held for sale are classified within other current assets and are reported at the lower of the carrying amount or fair value less costs to sell, and are no longer depreciated or amortized.

During the fourth quarter of 2011, as part of our restructuring plans, within our Water operating segment, we classified a small facility and the long-lived assets associated with the business as held for sale. As a result, approximately $3.6 million from property, plant, and equipment, $2.6 million from intangible assets, and $6.7 million from goodwill were transferred to "Other current assets" as of December 31, 2011. The carrying value of these assets was reduced by $12.1 million and charged to restructuring expense to reflect the estimated selling price less costs to sell.

For our Water operating segment, we also recognized an impairment charge of $328,000 related to property, plant and equipment to be disposed of, which are not classified as held for sale.

Asset impairments within our Energy operating segment include:

1.	Impairments of $7.8 million on the land and buildings at three manufacturing sites, each designated as an asset group and classified as held and used;

2.	Impairments of $3.9 million of machinery and equipment, computers, and purchased software to be disposed of; and

3.	Impairments of $1.0 million of goodwill associated with a business to be sold.

The following table summarizes the activity within the restructuring related balance sheet accounts during the year ended December 31, 2011:

	Accrued Employee Severance	Asset Impairments & Net Gain (Loss) on Sale or Disposal	Other Accrued Costs	Total
	(in thousands)
Beginning balance, January 1	$—	$—	$—	$—
Costs incurred and charged to expense	42,530	25,144	408	68,082
Cash payments	(12,798)	—	(8)	(12,806)
Non-cash items	—	(25,144)	—	(25,144)
Effect of change in exchange rates	(1,564)	—	(1)	(1,565)
Ending balance, December 31	$28,168	$—	$399	$28,567

The current and long-term portions of the restructuring related liability balance as of December 31, 2011 were $25.6 million and $3.0 million, which are classified within "Other current liabilities" and "Other long-term liabilities", respectively, on the Consolidated Balance Sheets.

In conjunction with our restructuring projects, certain long-lived assets have been impaired and are recognized at fair value in the consolidated balance sheets. The following table includes long-lived assets held for sale and long-lived assets held and used that were measured at fair value on a nonrecurring basis as of December 31, 2011, and the related recognized losses for the year ended December 31, 2011:

	Net Carrying Value	Fair Value Measurement (Level 3)	Total Loss Recognized
	(in thousands)
Long-lived assets held for sale	$898	$898	$13,151
Long-lived assets held and used	8,558	8,558	7,754
			$20,905

Long-lived assets held for sale encompass two disposal groups, each representing a business. Long lived assets consist of land, building, machinery and equipment, intangible assets, and goodwill. The fair value of the disposal groups was determined based on the expected proceeds from their pending sales. Selling costs for these business are not material. Goodwill in the amount of $7.7 million associated with these businesses was fully impaired, which is included in the total loss recognized. The net book value of intangible assets totaling $2.6 million was substantially impaired and included in the loss recognized.

Long-lived assets held and used consist of land and buildings. The fair value of these assets was determined based on the market approach using similar properties in their respective geographies.

We expect to achieve annualized cost savings of approximately $30 million by the end of 2013. In 2012, we anticipate annualized savings of approximately $15 million. Revenues and net operating income from the activities we will exit are not material to our operating segments or consolidated results.

Shareholders' Equity Shareholders' Equity (Notes)	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Shareholders’ Equity
Shareholder Rights Plan
On November 4, 2002, the Board of Directors authorized the implementation of a Shareholder Rights Plan and declared a dividend of one preferred share purchase right (Right) for each outstanding share of common stock, without par value. The Rights will separate from the common stock and become exercisable following the earlier of (i) the close of business on the tenth business day after a public announcement that a person or group (including any affiliate or associate of such person or group) has acquired beneficial ownership of 15% or more of the outstanding common shares and (ii) the close of business on such date, if any, as may be designated by the Board of Directors following the commencement of, or first public disclosure of an intent to commence, a tender or exchange offer for outstanding common shares, which could result in the offeror becoming the beneficial owner of 15% or more of the outstanding common shares (the earlier of such dates being the distribution date). After the distribution date, each Right will entitle the holder to purchase, for $160, one one-hundredth (1/100) of a share of Series R Cumulative Participating Preferred Stock of the Company (a Preferred Share) with economic terms similar to that of one common share.
In the event a person or group becomes an acquiring person, the Rights will entitle each holder of a Right to purchase, for the purchase price, that number of common shares equivalent to the number of common shares, which at the time of the transaction would have a market value of twice the purchase price. Any Rights that are at any time beneficially owned by an acquiring person will be null and void and nontransferable and any holder of any such Right will be unable to exercise or transfer any such Right. If, at any time after any person or group becomes an acquiring person, we are acquired in a merger or other business combination with another entity, or if 50% or more of its assets or assets accounting for 50% or more of its net income or revenues are transferred, each Right will entitle its holder to purchase, for the purchase price, that number of shares of common stock of the person or group engaging in the transaction having a then current market value of twice the purchase price. At any time after any person or group becomes an acquiring person, but before a person or group becomes the beneficial owner of more than 50% of the common shares, the Board of Directors may elect to exchange each Right for consideration per Right consisting of one-half of the number of common shares that would be issuable at such time on the exercise of one Right and without payment of the purchase price. At any time prior to any person or group becoming an acquiring person, the Board of Directors may redeem the Rights in whole, but not in part, at a price of $0.01 per Right, subject to adjustment as provided in the Rights Agreement. The Rights are not exercisable until the distribution date and will expire on December 11, 2012, unless earlier redeemed or exchanged by us.
The terms of the Rights and the Rights Agreement may be amended without the approval of any holder of the Rights, at any time prior to the distribution date. Until a Right is exercised, the holder thereof will have no rights as a shareholder of the Company, including, without limitation, the right to vote or receive dividends. In order to preserve the actual or potential economic value of the Rights, the number of Preferred Shares or other securities issuable upon exercise of the Right, the purchase price, the redemption price, and the number of Rights associated with each outstanding common share are all subject to adjustment by the Board of Directors pursuant to certain customary antidilution provisions. The Rights distribution should not be taxable for federal income tax purposes. Following an event that renders the Rights exercisable or upon redemption of the Rights, shareholders may recognize taxable income.
Stock Repurchase Plan
On October 24, 2011, our Board of Directors authorized a twelve-month repurchase program of up to $100 million of our common stock, which will expire on October 23, 2012. Repurchases are made in the open market or in privately negotiated transactions, and in accordance with applicable securities laws. Refer to Note 18 for additional disclosures on our stock repurchase plan.
Other Comprehensive Income (Loss)
Other comprehensive income (loss) is reflected as a net increase (decrease) to shareholders’ equity and is not reflected in our results of operations. The changes in the components of accumulated other comprehensive income (loss), net of tax, were as follows:

	Foreign Currency Translation Adjustments	Net Unrealized Gain (Loss) on Derivative Instruments		Net Unrealized Gain (Loss) on Nonderivative Instruments		Pension Plan Benefit Liability Adjustments	Accumulated Other Comprehensive Income (Loss)
	(in thousands)
Balances at December 31, 2008	$57,173	$(10,797)		$(18,975)		$6,692	$34,093
Current period other comprehensive income (loss)	40,992	1,836	—	(2,364)	—	(3,427)	37,037
Balances at December 31, 2009	$98,165	$(8,961)		$(21,339)		$3,265	$71,130

Current period other comprehensive income (loss)	(124,191)	4,441		15,825		(2,179)	(106,104)
Balances at December 31, 2010	$(26,026)	$(4,520)		$(5,514)		$1,086	$(34,974)

Current period other comprehensive income (loss)	1,308	4,520		(8,866)		852	(2,186)
Balances at December 31, 2011	$(24,718)	$—		$(14,380)		$1,938	$(37,160)

The before-tax amount, income tax (provision) benefit, and net-of-tax amount related to each component of other comprehensive income (loss) during the reporting periods were as follows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Before-tax amount
Foreign currency translation adjustment	$1,101	$(121,031)	$47,706
Net unrealized gain (loss) on derivative instruments designated as cash flow hedges	3,054	(4,541)	(11,023)
Net unrealized gain (loss) on a nonderivative net investment hedging instrument	(14,278)	25,760	(3,866)
Net hedging (gain) loss reclassified into net income (loss)	4,200	11,829	13,975
Pension plan benefits liability adjustment	717	(3,074)	(4,533)
Total other comprehensive income (loss), before tax	(5,206)	(91,057)	42,259

Tax (provision) benefit
Foreign currency translation adjustment	207	(3,160)	(6,714)
Net unrealized gain (loss) on derivative instruments designated as cash flow hedges	(1,145)	1,611	4,247
Net unrealized gain (loss) on a nonderivative net investment hedging instrument	5,412	(9,935)	1,502
Net hedging (gain) loss reclassified into net income (loss)	(1,589)	(4,458)	(5,363)
Pension plan benefits liability adjustment	135	895	1,106
Total other comprehensive income (loss) tax (provision) benefit	3,020	(15,047)	(5,222)

Net-of-tax amount
Foreign currency translation adjustment	1,308	(124,191)	40,992
Net unrealized gain (loss) on derivative instruments designated as cash flow hedges	1,909	(2,930)	(6,776)
Net unrealized gain (loss) on a nonderivative net investment hedging instrument	(8,866)	15,825	(2,364)
Net hedging (gain) loss reclassified into net income (loss)	2,611	7,371	8,612
Pension plan benefits liability adjustment	852	(2,179)	(3,427)
Total other comprehensive income (loss), net of tax	$(2,186)	$(106,104)	$37,037

Fair Values of Financial Instruments (Text Block)	12 Months Ended
Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Abstract]
Fair Values of Financial Instruments [Text Block]
Fair Values of Financial Instruments

The fair values at December 31, 2011 and 2010 do not reflect subsequent changes in the economy, interest rates, tax rates, and other variables that may affect the determination of fair value.

	December 31, 2011		December 31, 2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets		(in thousands)
Cash and cash equivalents	$133,086	$133,086	$169,477	$169,477
Foreign exchange forwards	241	241	63	63

Liabilities
2011 credit facility
USD denominated term loan	$292,502	$296,856	$—	$—
Multicurrency revolving line of credit	160,000	163,269	—	—
2007 credit facility
USD denominated term loan	—	—	218,642	219,462
EUR denominated term loan	—	—	174,031	174,684
Convertible senior subordinated notes	—	—	218,268	236,461
Interest rate swaps	—	—	6,820	6,820
Foreign exchange forwards	222	222	457	457

The following methods and assumptions were used in estimating fair values:
Cash and cash equivalents: Due to the liquid nature of these instruments, the carrying value approximates fair value.

2011 Credit Facility - term loan and multicurrency revolving line of credit: The term loan and revolver, which we entered into on August 5, 2011, are not traded publicly. The fair value is calculated using a discounted cash flow model with significant inputs that are corroborated by observable market data, including estimates of incremental borrowing rates for debt with similar terms, maturities, and credit profiles. Refer to Note 6 for a further discussion of our debt.
2007 Credit Facility - term loans: On August 8, 2011, we repaid the remaining balance on our 2007 credit facility using proceeds from our 2011 credit facility. At December 31, 2010, the fair value was based on quoted prices from recent trades of the term loans. Refer to Note 6 for a further discussion of our debt.
Convertible senior subordinated notes: During 2011, the convertible notes were repurchased and redeemed using a combination of cash on hand and borrowings under our credit facilities. At December 31, 2010, the fair value was based on quoted prices from recent broker trades of the convertible notes. Refer to Note 6 for a further discussion of our debt.
Derivatives: Refer to Note 7 for a description of our methods and assumptions in determining the fair value of our derivatives, which were determined using fair value measurements of significant other observable inputs (Level 2).

Segment Information (Text Block)	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Segment Information [Text Block]
Segment Information

As part of the global reorganization we announced in the first quarter of 2011, Itron is now managed and reporting under two operating segments, Energy and Water. A transition to the new organizational structure, including changes to operations and financial and operational management systems, was completed in the first quarter of 2012. Therefore, financial reporting as of December 31, 2011 and all prior period segment information has been restated to reflect our new operating segments, Energy and Water.

The Energy operating segment includes our global electricity and gas businesses, while the Water operating segment includes our global water and heat businesses.

We have three measures of segment performance: revenue, gross profit (margin), and operating income (margin). Our operating segments have distinct products, and therefore intersegment revenues are minimal. Corporate operating expenses, interest income, interest expense, other income (expense), and income tax provision (benefit) are not allocated to the segments, nor included in the measure of segment profit or loss. In addition, we allocate only certain production assets and intangible assets to our operating segments. We do not manage the performance of the segments on a balance sheet basis.

Due to a decline in our market capitalization in September 2011, an impairment test of goodwill was performed as of September 30, 2011, instead of our October 1 testing date, resulting in a goodwill write-down of $584.8 million during 2011. The goodwill impairment was associated with two reporting units, Electricity from the Energy operating segment and Water.

Segment Products

Energy
Standard electricity (electromechanical and electronic) and gas meters; advanced electricity and gas meters and communication modules; smart electricity meters; smart electricity and gas communication modules; prepayment systems, including smart key, keypad, and smart card communication technologies; advanced systems including handheld, mobile, and fixed network collection technologies; smart network technologies; meter data management software; knowledge application solutions; and professional services including implementation, installation, consulting, and analysis.

Water
Standard water and heat meters; advanced and smart water meters and communication modules; advanced systems including handheld, mobile, and fixed network collection technologies; meter data management software; knowledge application solutions; and professional services including implementation, installation, consulting/analysis, and system management.

Revenues, gross profit, and operating income associated with our segments were as follows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Revenues
Energy	$1,912,427	$1,801,342	$1,264,047
Water	521,697	457,929	423,400
Total Company	$2,434,124	$2,259,271	$1,687,447

Gross profit
Energy	$578,575	$541,900	$382,657
Water	167,883	158,775	157,306
Total Company	$746,458	$700,675	$539,963

Operating income (loss)
Energy	$(112,831)	$184,163	$29,914
Water	(303,772)	43,611	44,630
Corporate unallocated	(42,580)	(43,577)	(29,517)
Total Company	(459,183)	184,197	45,027
Total other income (expense)	(42,583)	(59,752)	(92,302)
Income (loss) before income taxes	$(501,766)	$124,445	$(47,275)

For the year ended December 31, 2011, no single customer represented more than 10% of total Company or the Water operating segment revenues, and one customer accounted for more than 10% of the Energy operating segment revenues.

For the year ended December 31, 2010, one customer from the Energy operating segment accounted 11% of total Company revenues, and two customers each accounted for more than 10% of the Energy operating segment revenues. No single customer represented more than 10% of the Water operating segment revenues in 2010.

For the year ended December 31, 2009, no single customer represented more than 10% of total Company or operating segment revenues.

Revenues by region were as follows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
United States and Canada	$1,182,775	$1,168,523	$606,472
Europe, Middle East, and Africa (EMEA)	899,642	803,154	852,343
Other	351,707	287,594	228,632
Total revenues	$2,434,124	$2,259,271	$1,687,447

Property, plant, and equipment, net, by geographic area were as follows:

	At December 31,
	2011	2010	2009
	(in thousands)
United States	$107,153	$115,499	$116,081
Outside United States	155,517	183,743	202,136
Total property, plant, and equipment, net	$262,670	$299,242	$318,217

Depreciation and amortization expense associated with our segments was as follows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Energy	$97,135	$97,827	$114,030
Water	32,313	33,376	41,698
Corporate Unallocated	18	2	9
Total Company	$129,466	$131,205	$155,737

Quarterly Results (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Results (Unaudited) [Abstract]
Quarterly Financial Information [Text Block]
Quarterly Results (Unaudited)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total Year
	(in thousands, except per common share and stock price data)
2011
Statement of operations data:
Revenues	$563,691	$612,401	$615,555	$642,477	$2,434,124
Gross profit	184,978	191,951	176,996	192,533	746,458
Net income (loss) attributable to Itron, Inc.	27,120	34,436	(517,082)	(54,631)	(510,157)

Earnings (loss) per common share - Basic	$0.67	$0.85	$(12.70)	$(1.35)	$(12.56)
Earnings (loss) per common share - Diluted	$0.66	$0.84	$(12.70)	$(1.35)	$(12.56)

Stock Price:
High	64.04	55.99	49.40	38.49	64.04
Low	51.12	46.68	29.50	27.52	27.52

2010
Statement of operations data:
Revenues	$497,623	$567,339	$573,651	$620,658	$2,259,271
Gross profit	157,667	174,668	182,363	185,977	700,675
Net income (loss) attributable to Itron, Inc.	25,250	25,311	27,639	26,570	104,770

Earnings (loss) per common share - Basic	$0.63	$0.63	$0.68	$0.66	$2.60
Earnings (loss) per common share - Diluted	$0.62	$0.61	$0.68	$0.65	$2.56

Stock Price:
High	75.96	81.95	66.87	67.58	81.95
Low	59.12	61.60	52.05	52.03	52.03

During 2011, we incurred a goodwill impairment charge of $584.8 million. In addition, restructuring projects were approved to increase efficiency and lower our cost of manufacturing, for which we incurred costs of $68.1 million in 2011. Refer to Note 5 and Note 13 for further disclosures on the goodwill impairment and restructuring charges, respectively.

Subsequent Event	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Event [Text Block]
Subsequent Events

Stock Repurchase
Subsequent to December 31, 2011 and through February 16, 2012, we repurchased 282,090 shares of our common stock, including 60,200 shares executed during December 2011 but settled in January 2012, under the stock repurchase program authorized by the Board of Directors on October 24, 2011. The average price paid per share was $37.56.

Business Acquisition
On February 15, 2012, we signed an Agreement and Plan of Merger (Merger Agreement) with SmartSynch, Inc. (SmartSynch). SmartSynch is a provider of point-to-point smart grid solutions that utilize cellular networks for communications. We have partnered with SmartSynch for more than a decade, delivering integrated solutions to some of our largest smart grid customers. Our technologies are complementary and together provide options to tailor solutions for multiple customer scenarios.

The estimated total purchase price of SmartSynch is approximately $100 million in cash. Completion of this acquisition is expected in the second quarter of 2012.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Basis of Consolidation [Policy Text Block]
Basis of Consolidation
We consolidate all entities in which we have a greater than 50% ownership interest or in which we exercise control over the operations. We use the equity method of accounting for entities in which we have a 50% or less investment and exercise significant influence. Entities in which we have less than a 20% investment and where we do not exercise significant influence are accounted for under the cost method. Intercompany transactions and balances have been eliminated upon consolidation.

Noncontrolling Interests
In several of our consolidated international subsidiaries, we have joint venture partners, who are minority shareholders. Although these entities are not wholly-owned by Itron, we consolidate them because we have a greater than 50% ownership interest or because we exercise control over the operations. The noncontrolling interest balance is adjusted each period to reflect the allocation of net income (loss) and other comprehensive income (loss) attributable to the noncontrolling interests, as shown in our Consolidated Statements of Operations and our Consolidated Statements of Comprehensive Income (Loss). The noncontrolling interest balance in our Consolidated Balance Sheets represents the proportional share of the equity of the joint venture entities, which is attributable to the minority shareholders.

Reclassification
Certain prior period amounts have been reclassified to conform to the  classifications in the Consolidated Statements of Operations, which became effective on January

Cash and Cash Equivalents [Policy Text Block]	Cash and Cash Equivalents We consider all highly liquid instruments with remaining maturities of three months or less at the date of acquisition to be cash equivalents.
Accounts Receivable and Allowance for Doubtful Accounts [Policy Text Block]
Accounts Receivable and Allowance for Doubtful Accounts
Accounts receivable are recorded for invoices issued to customers in accordance with our contractual arrangements. Interest and late payment fees are minimal. Unbilled receivables are recorded when revenues are recognized upon product shipment or service delivery and invoicing occurs at a later date. We record an allowance for doubtful accounts representing our estimate of the probable losses in accounts receivable at the date of the balance sheet based on our historical experience of bad debts and our specific review of outstanding receivables. Accounts receivable are written-off against the allowance when we believe an account, or a portion thereof, is no longer collectible.

Inventories [Policy Text Block]	Inventories Inventories are stated at the lower of cost or market using the first-in, first-out method. Cost includes raw materials and labor, plus applied direct and indirect costs.
Derivative Instruments [Policy Text Block]
Derivative Instruments
All derivative instruments, whether designated in hedging relationships or not, are recorded on the Consolidated Balance Sheets at fair value as either assets or liabilities. The components and fair values of our derivative instruments are determined using the fair value measurements of significant other observable inputs (Level 2), as defined by GAAP. The net fair value of our derivative instruments may switch between a net asset and a net liability depending on market circumstances at the end of the period. We include the effect of our counterparty credit risk based on current published credit default swap rates when the net fair value of our derivative instruments are in a net asset position and the effect of our own nonperformance risk when the net fair value of our derivative instruments are in a net liability position.

For any derivative designated as a fair value hedge, the changes in the fair value of the derivative and of the hedged item attributable to the hedged risk are recognized in earnings. For any derivative designated as a cash flow hedge, the effective portions of changes in the fair value of the derivative are recorded as a component of other comprehensive income (loss) (OCI) and are recognized in earnings when the hedged item affects earnings. For a hedge of a net investment, the effective portion of any unrealized gain or loss from the foreign currency revaluation of the hedging instrument is reported in OCI as a net unrealized gain or loss on derivative instruments. Upon termination of a net investment hedge, the net derivative gain/loss will remain in accumulated OCI until such time when earnings are impacted by a sale or liquidation of the associated operations. Ineffective portions of fair value changes or the changes in fair value of derivative instruments that do not qualify for hedging activities are recognized in other income (expense) in the Consolidated Statements of Operations. We classify cash flows from our derivative programs as cash flows from operating activities in the Consolidated Statements of Cash Flows.

Derivatives are not used for trading or speculative purposes. Our derivatives are with credit worthy multinational commercial banks, with whom we have master netting agreements; however, our derivative positions are not disclosed on a net basis. There are no credit-risk-related contingent features within our derivative instruments. Refer to Note 7 and Note 14 for further disclosures of our derivative instruments and their impact on OCI.

Property, Plant, and Equipment [Policy Text Block]
Property, Plant, and Equipment
Property, plant, and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, generally 30 years for buildings and improvements and three to 10 years for machinery and equipment, computers and purchased software, and furniture. Leasehold improvements are capitalized and amortized over the term of the applicable lease, including renewable periods if reasonably assured, or over the useful lives, whichever is shorter. Construction in process represents capital expenditures incurred for assets not yet placed in service. Costs related to internally developed software and software purchased for internal uses are capitalized and are amortized over the estimated useful lives of the assets. Repair and maintenance costs are expensed as incurred. We have no major planned maintenance activities.

We review long-lived assets for impairment whenever events or circumstances indicate the carrying amount of an asset or asset group may not be recoverable. Assets held for sale are classified within other current assets in the Consolidated Balance Sheets, are reported at the lower of the carrying amount or fair value less costs to sell, and are no longer depreciated. Gains and losses from asset disposals and impairment losses are classified within the statement of operations according to the use of the asset, except those recognized in conjunction with our restructuring projects as restructuring expense.

Prepaid Debt Fees [Policy Text Block]
Prepaid Debt Fees
Prepaid debt fees represent the capitalized direct costs incurred related to the issuance of debt and are recorded as noncurrent assets. These costs are amortized to interest expense over the lives of the respective borrowings, including contingent maturity or call features, using the effective interest method, or straight-line method when associated with a revolving credit facility. When debt is repaid early, the related portion of unamortized prepaid debt fees is written-off and included in interest expense.

Business Combinations [Policy Text Block]
Business Combinations
On the date of acquisition, the assets acquired, liabilities assumed, and any noncontrolling interests in the acquiree are recorded at their fair values. The acquiree results of operations are also included as of the date of acquisition in our consolidated results. Intangible assets that arise from contractual/legal rights, or are capable of being separated, as well as in-process research and development, are measured and recorded at fair value, and amortized over the estimated useful life. If practicable, assets acquired and liabilities assumed arising from contingencies are measured and recorded at fair value. If not practicable, such assets and liabilities are measured and recorded when it is probable that a gain or loss has occurred and the amount can be reasonably estimated. The residual balance of the purchase price, after fair value allocations to all identified assets and liabilities, represents goodwill. Acquisition-related costs are expensed as incurred. Restructuring costs associated with an acquisition are generally expensed in periods subsequent to the acquisition date, and changes in deferred tax asset valuation allowances and acquired income tax uncertainties, including penalties and interest, after the measurement period are recognized as a component of the provision for income taxes.

Goodwill and Intangible Assets [Policy Text Block]
Goodwill and Intangible Assets
Goodwill and intangible assets may result from our acquisitions. We use estimates, including estimates of useful lives of intangible assets, the amount and timing of related future cash flows, and fair values of the related operations, in determining the value assigned to goodwill and intangible assets. Our intangible assets have a finite life and are amortized over their estimated useful lives based on estimated discounted cash flows. Intangible assets are tested for impairment when events or changes in circumstances indicate the carrying value may not be recoverable.

Goodwill is assigned to our reporting units based on the expected benefit from the synergies arising from each business combination, determined by using certain financial metrics, including the forecasted discounted cash flows associated with each reporting unit. Prior to 2012, we had four reporting units: Itron North America (INA), Itron International (INL) Electricity, INL Gas, and INL Water. Effective January 1, 2012, our three new reporting units are Electricity, Gas, and Water. Our new Energy operating segment comprises the Electricity and Gas reporting units, while our new Water operating segment comprises the Water reporting unit. In the first quarter of 2012, we reallocated the goodwill from our former INA reporting unit to the three new reporting units based on the relative fair values of the electricity, gas, and water product lines within INA on January 1, 2012. We also reassigned the goodwill from our former INL Electricity, INL Gas, and INL Water reporting units to the new reporting units, Electricity, Gas, and Water, respectively.

We test goodwill for impairment each year as of October 1, or more frequently should a significant impairment indicator occur. The impairment test for goodwill involves comparing the fair value of the reporting units to their carrying amounts. If the carrying amount of a reporting unit exceeds its fair value, a second step is required to measure for a goodwill impairment loss. This step revalues all assets and liabilities of the reporting unit to their current fair values and then compares the implied fair value of the reporting unit's goodwill to the carrying amount of that goodwill. If the carrying amount of the reporting unit's goodwill exceeds the implied fair value of the goodwill, an impairment loss is recognized in an amount equal to the excess.

Determining the fair value of a reporting unit is judgmental in nature and involves the use of significant estimates and assumptions. We forecast discounted future cash flows at the reporting unit level using risk-adjusted discount rates and estimated future revenues and operating costs, which take into consideration factors such as existing backlog, expected future orders, supplier contracts, and expectations of competitive and economic environments. We also identify similar publicly traded companies and develop a correlation, referred to as a multiple, to apply to the operating results of the reporting units. These combined fair values are then reconciled to our aggregate market value of our shares of common stock on the date of valuation, while considering a reasonable control premium.

Contingencies
A loss contingency is recorded if it is probable that an asset has been impaired or a liability has been incurred and the amount of the loss can be reasonably estimated. We evaluate, among other factors, the degree of probability of an unfavorable outcome and our ability to make a reasonable estimate of the amount of the ultimate loss. Loss contingencies that we determine to be reasonably possible, but not probable, are disclosed. Changes in these factors and related estimates could materially affect our financial position and results of operations. Legal costs to defend against contingent liabilities are expensed as incurred.

Warranty
We offer standard

Contingencies [Policy Text Block]
Contingencies
A loss contingency is recorded if it is probable that an asset has been impaired or a liability has been incurred and the amount of the loss can be reasonably estimated. We evaluate, among other factors, the degree of probability of an unfavorable outcome and our ability to make a reasonable estimate of the amount of the ultimate loss. Loss contingencies that we determine to be reasonably possible, but not probable, are disclosed. Changes in these factors and related estimates could materially affect our financial position and results of operations. Legal costs to defend against contingent liabilities are expensed as incurred.

Warranty [Policy Text Block]
Warranty
We offer standard warranties on our hardware products and large application software products. We accrue the estimated cost of warranty claims based on historical and projected product performance trends and costs. Testing of new products in the development stage helps identify and correct potential warranty issues prior to manufacturing. Continuing quality control efforts during manufacturing reduce our exposure to warranty claims. If our quality control efforts fail to detect a fault in one of our products, we could experience an increase in warranty claims. We track warranty claims to identify potential warranty trends. If an unusual trend is noted, an additional warranty accrual may be assessed and recorded when a failure event is probable and the cost can be reasonably estimated. Management continually evaluates the sufficiency of the warranty provisions and makes adjustments when necessary. The warranty allowances may fluctuate due to higher than anticipated material, labor, and other costs we may incur to repair or replace projected product failures, and we may incur additional warranty and related expenses in the future with respect to new or established products, which could adversely affect our financial position and results of operations. The long-term warranty balance includes estimated warranty claims beyond one year. Warranty expense is classified within cost of revenues.

Costs Associated with Exit or Disposal Activities or Restructurings, Policy
Restructuring and Asset Impairments
We record a liability for costs associated with an exit or disposal activity at its fair value in the period in which the liability is incurred. Employee termination benefits considered postemployement benefits are accrued when the obligation is probable and estimable, such as benefits stipulated by human resource policies and practices or statutory requirements. One-time termination benefits are expensed at the date the employee is notified. If the employee must provide future service greater than 60 days, such benefits are expensed ratably over the future service period. For contract termination costs, we record a liability upon the later of when we terminate a contract in accordance with the contract terms or when we cease using the rights conveyed by the contract.

Asset impairments net are determined at the asset group. An impairment may be recorded for assets that are abandoned, sold for less than net book value, or held for sale in which the estimated proceeds are less than the net book value less costs to sell. If an asset group is considered a business, the asset group may consist of property, plant, equipment, intangible assets, and goodwill.

Defined Benefit Pension Plans [Policy Text Block]
Defined Benefit Pension Plans
We sponsor both funded and unfunded defined benefit pension plans for certain international employees. We recognize a liability for the projected benefit obligation in excess of plan assets or an asset for plan assets in excess of the projected benefit obligation. We also recognize the funded status of our defined benefit pension plans on our Consolidated Balance Sheets and recognize as a component of OCI, net of tax, the actuarial gains or losses and prior service costs or credits, if any, that arise during the period but that are not recognized as components of net periodic benefit cost.

Share Repurchase Policy [Policy Text Block]
Share Repurchase Plan
We may repurchase shares of Itron common stock under a twelve-month program authorized by our Board of Directors, which commenced on October 24, 2011. Share repurchases are made in the open market or in privately negotiated transactions and in accordance with applicable securities laws. Under applicable Washington State law, shares repurchased are retired and not displayed separately as treasury stock on the financial statements. Instead, the value of the repurchased shares is deducted from common stock.

Revenue Recognition [Policy Text Block]
Revenue Recognition
Revenues consist primarily of hardware sales, software license fees, software implementation, project management services, installation, consulting, and post-sale maintenance support. Revenues are recognized when (1) persuasive evidence of an arrangement exists, (2) delivery has occurred or services have been rendered, (3) the sales price is fixed or determinable, and (4) collectability is reasonably assured.

The majority of our revenue arrangements involve multiple deliverables, which combine two or more of the following: hardware, meter reading system software, installation, and/or project management services. Revenue arrangements with multiple deliverables are divided into separate units of accounting if the delivered item(s) has value to the customer on a standalone basis and delivery/performance of the undelivered item(s) is probable. The total arrangement consideration is allocated among the separate units of accounting based on their relative fair values and the applicable revenue recognition criteria considered for each unit of accounting. The amount allocable to a delivered item is limited to the amount that we are entitled to collect and that is not contingent upon the delivery/performance of additional items. Revenues for each deliverable are then recognized based on the type of deliverable, such as 1) when the products are shipped, 2) services are delivered, 3) percentage-of-completion when implementation services are essential to other deliverables in the arrangement, 4) upon receipt of customer acceptance, or 5) transfer of title. The majority of our revenue is recognized when products are shipped to or received by a customer or when services are provided.

We primarily enter into two types of multiple deliverable arrangements, which include a combination of hardware and associated software and services:

•	Arrangements that do not include the deployment of our smart metering systems and technology are recognized as follows:

◦	Hardware revenues are recognized at the time of shipment, receipt by customer, or, if applicable, upon completion of customer acceptance provisions.

◦
If implementation services are essential to the functionality of the associated software, software and implementation revenues are recognized using either the percentage-of-completion methodology of contract accounting if project costs can be reliably estimated or the completed contract methodology if project costs cannot be reliably estimated.

•	Arrangements to deploy our smart metering systems and technology are recognized as follows:

◦	Hardware revenues are recognized at the time of shipment, receipt by customer, or, if applicable, upon completion of customer acceptance provisions.

◦
Revenue from associated software and services is recognized using the units-of-delivery method of contract accounting, as the software is essential to the functionality of the related hardware and the implementation services are essential to the functionality of the associated software. This methodology often results in the deferral of costs and revenues as professional services and software implementation typically commence prior to deployment of hardware.

We also enter into multiple deliverable software arrangements that do not include hardware. For this type of arrangement, revenue recognition is dependent upon the availability of vendor specific objective evidence (VSOE) of fair value for each of the deliverables. The lack of VSOE, or the existence of extended payment terms or other inherent risks, may affect the timing of revenue recognition for software arrangements.

Certain of our revenue arrangements include an extended or noncustomary warranty provision which covers all or a portion of a customer’s replacement or repair costs beyond the standard or customary warranty period. Whether or not the extended warranty is separately priced in the arrangement, a portion of the arrangement’s total consideration is allocated to this extended warranty deliverable. This revenue is deferred and recognized over the extended warranty coverage period. Extended or noncustomary warranties do not represent a significant portion of our revenue.

On January 1, 2010, we adopted Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2009‑13, Revenue Recognition (Topic 605) - Multiple-Deliverable Revenue Arrangements (a consensus of the FASB Emerging Issues Task Force) and ASU 2009‑14, Software (Topic 985), Certain Revenue Arrangements That Include Software Elements (a consensus of the FASB Emerging Issues Task Force) on a prospective basis for new arrangements and arrangements that have been materially modified. This new guidance did not have a material impact on our financial statements as we already had the ability to divide the deliverables within our revenue arrangements into separate units of accounting.
We allocate consideration to each deliverable in an arrangement based on its relative selling price. We determine selling price using VSOE, if it exists, otherwise we use third-party evidence (TPE). If neither VSOE nor TPE of selling price exists for a unit of accounting, we use estimated selling price (ESP).

VSOE is generally limited to the price charged when the same or similar product is sold separately or, if applicable, the stated renewal rate in the agreement. If a product or service is seldom sold separately, it is unlikely that we can determine VSOE for the product or service. We define VSOE as a median price of recent standalone transactions that are priced within a narrow range. TPE is determined based on the prices charged by our competitors for a similar deliverable when sold separately.

For arrangements entered into or materially modified after January 1, 2010, if we are unable to establish selling price using VSOE or TPE, we use ESP in the allocation of arrangement consideration. The objective of ESP is to determine the price at which we would transact if the product or service were regularly sold by us on a standalone basis. Our determination of ESP involves a weighting of several factors based on the specific facts and circumstances of the arrangement. Specifically, we consider the cost to produce the deliverable, the anticipated margin on that deliverable, the selling price and profit margin for similar parts, our ongoing pricing strategy and policies (as evident in the price list established and updated by management on a regular basis), the value of any enhancements that have been built into the deliverable, and the characteristics of the varying markets in which the deliverable is sold. We analyze the selling prices used in our allocation of arrangement consideration on an annual basis. Selling prices are analyzed on a more frequent basis if we experience significant variances in our selling prices or if a significant change in our business necessitates a more timely analysis.

Unearned revenue is recorded when a customer pays for products or services, but the criteria for revenue recognition have not been met as of the balance sheet date. Unearned revenues of $61.0 million and $42.8 million at December 31, 2011 and 2010 related primarily to professional services and software associated with our smart metering contracts, extended or noncustomary warranty, and prepaid post-contract support. Deferred cost is recorded for products or services for which ownership (typically defined as title and risk of loss) has transferred to the customer, but the criteria for revenue recognition have not been met as of the balance sheet date. Deferred costs were $11.7 million and $10.0 million at December 31, 2011 and 2010 and are recorded within other assets in the Consolidated Balance Sheets.

Hardware and software post-sale maintenance support fees are recognized ratably over the life of the related service contract. Shipping and handling costs and incidental expenses billed to customers are recorded as revenue, with the associated cost charged to cost of revenues. We record sales, use, and value added taxes billed to our customers on a net basis.

Product and Software Development Costs [Policy Text Block]
Product and Software Development Costs
Product and software development costs primarily include employee compensation and third party contracting fees. We generally do not capitalize product and software development expenses due to the relatively short period of time between technological feasibility and the completion of product and software development, and the immaterial nature of these costs.

Stock-based Compensation [Policy Text Block]
Stock-Based Compensation
We measure and recognize compensation expense for all stock-based awards made to employees and directors, including stock options, stock sold pursuant to our Employee Stock Purchase Plan (ESPP), and the issuance of restricted stock units and unrestricted stock awards, based on estimated fair values. The fair value of stock options is estimated at the date of grant using the Black-Scholes option-pricing model, which includes assumptions for the dividend yield, expected volatility, risk-free interest rate, and expected life. For ESPP awards, the fair value is the difference between the market close price of our common stock on the date of purchase and the discounted purchase price. For restricted stock units and unrestricted stock awards, the fair value is the market close price of our common stock on the date of grant. We expense stock-based compensation at the date of grant for unrestricted stock awards. For awards with only a service condition, we expense stock-based compensation, adjusted for estimated forfeitures, using the straight-line method over the requisite service period for the entire award. For awards with both performance and service conditions, if probable we expense the stock-based compensation, adjusted for estimated forfeitures, on a straight-line basis over the requisite service period for each separately vesting portion of the award. Excess tax benefits are credited to common stock when the deduction reduces cash taxes payable. When we have tax deductions in excess of the compensation cost, they are classified as financing cash inflows in the Consolidated Statements of Cash Flows.

Loss on Extinguishment of Debt, Net [Policy Text Block]
Loss on Extinguishment of Debt, Net
Upon partial or full redemption of our borrowings, we recognize a gain or loss for the difference between the cash paid and the net carrying amount of the debt redeemed. Included in the net carrying amount is any unamortized premium or discount from the original issuance of the debt.

Income Tax, Policy [Policy Text Block]
Income Taxes
We account for income taxes using the asset and liability method of accounting. Deferred tax assets and liabilities are recognized based upon anticipated future tax consequences, in each of the jurisdictions that we operate, attributable to: (1) the differences between the financial statement carrying amounts of existing assets and liabilities and their respective income tax bases; and (2) net operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The calculation of our tax liabilities involves applying complex tax regulations in different tax jurisdictions to our tax positions. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date. A valuation allowance is recorded to reduce the carrying amounts of deferred tax assets if it is not more likely than not that such assets will be realized. We do not record tax liabilities on undistributed earnings of international subsidiaries that are permanently reinvested.

Foreign Exchange [Policy Text Block]
Foreign Exchange
Our consolidated financial statements are reported in U.S. dollars. Assets and liabilities of international subsidiaries with a non-U.S. dollar functional currency are translated to U.S. dollars at the exchange rates in effect on the balance sheet date, or the last business day of the period, if applicable. Revenues and expenses for these subsidiaries are translated to U.S. dollars using a weighted average rate for the relevant reporting period. Translation adjustments resulting from this process are included, net of tax, in OCI. Gains and losses that arise from exchange rate fluctuations for monetary asset and liability balances that are not denominated in an entity’s functional currency are included within other income (expense), net in the Consolidated Statements of Operations. Currency gains and losses of intercompany balances deemed to be long-term in nature or designated as a hedge of the net investment in international subsidiaries are included, net of tax, in OCI.

Fair Value Measurement [Policy Text Block]
Fair Value Measurements
For assets and liabilities measured at fair value, the GAAP fair value hierarchy prioritizes the inputs used in different valuation methodologies, assigning the highest priority to unadjusted quoted prices for identical assets and liabilities in actively traded markets (Level 1) and the lowest priority to unobservable inputs (Level 3). Level 2 inputs consist of quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in non-active markets; and model-derived valuations in which significant inputs are corroborated by observable market data either directly or indirectly through correlation or other means (inputs may include yield curves, volatility, credit risks, and default rates).

Use of Estimates [Policy Text Block]
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Due to various factors affecting future costs and operations, actual results could differ materially from these estimates.

Earnings Per Share and Capital Structure Earnings Per Share and Capital Structure (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share and Capital Structure [Abstract]
Computation of Basic and Diluted Earnings Per Share [Table Text Block]
The following table sets forth the computation of basic and diluted earnings (loss) per share (EPS):

	Year Ended December 31,
	2011	2010	2009
	(in thousands, except per share data)
Net income (loss) available to common shareholders	$(510,157)	$104,770	$(2,249)

Weighted average common shares outstanding - Basic	40,612	40,337	38,539
Dilutive effect of convertible notes	—	103	—
Dilutive effect of stock-based awards	—	507	—
Weighted average common shares outstanding - Diluted	40,612	40,947	38,539
Earnings (loss) per common share - Basic	$(12.56)	$2.60	$(0.06)
Earnings (loss) per common share - Diluted	$(12.56)	$2.56	$(0.06)

Certain Balance Sheet Components Certain Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2011
Balance Sheet Related Disclosures [Abstract]
Accounts Receivable, Net [Table Text Block]

Accounts receivable, net	December 31, 2011	December 31, 2010
	(in thousands)
Trade receivables (net of allowance of $6,049 and $9,045)	$328,845	$328,811
Unbilled receivables	42,796	42,851
Total accounts receivable, net	$371,641	$371,662

Summary of Allowance for Doubtful Accounts [Table Text Block]

Allowance for doubtful account activity	Year Ended December 31,
	2011	2010
	(in thousands)
Beginning balance	$9,045	$6,339
Provision (release) of doubtful accounts, net	(71)	3,357
Accounts written-off	(2,599)	(456)
Effects of change in exchange rates	(326)	(195)
Ending balance	$6,049	$9,045

Inventories [Table Text Block]

Inventories	December 31, 2011	December 31, 2010
	(in thousands)
Materials	$112,470	$106,021
Work in process	16,306	18,389
Finished goods	67,061	83,747
Total inventories	$195,837	$208,157

Property, Plant, and Equipment [Table Text Block]

Property, plant, and equipment, net	December 31, 2011	December 31, 2010
	(in thousands)
Machinery and equipment	$269,611	$265,113
Computers and purchased software	74,885	63,077
Buildings, furniture, and improvements	140,064	146,661
Land	26,126	35,968
Construction in progress, including purchased equipment	20,687	20,531
Total cost	531,373	531,350
Accumulated depreciation	(268,703)	(232,108)
Property, plant, and equipment, net	$262,670	$299,242

Depreciation Expense [Table Text Block]

Depreciation expense and capitalized interest	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Depreciation expense	$66,072	$62,154	$57,164
Capitalized interest	—	—	293

Intangible Assets Schedule of Intangilbe Assets (Tables)	12 Months Ended
Dec. 31, 2011
Finite-Lived Intangible Assets [Abstract]
Schedule of Intangible Assets by Major Class [Table Text Block]
The gross carrying amount and accumulated amortization of our intangible assets, other than goodwill, are as follows:

	December 31, 2011			December 31, 2010
	Gross Assets	Accumulated Amortization	Net	Gross Assets	Accumulated Amortization	Net
	(in thousands)
Core-developed technology	$387,606	$(305,285)	$82,321	$378,705	$(274,198)	$104,507
Customer contracts and relationships	278,581	(131,418)	147,163	282,997	(110,539)	172,458
Trademarks and trade names	71,854	(62,206)	9,648	73,194	(59,235)	13,959
Other	11,153	(10,785)	368	24,256	(23,510)	746
Total intangible assets	$749,194	$(509,694)	$239,500	$759,152	$(467,482)	$291,670

Summary of Intangible Asset Account Activity [Table Text Block]
A summary of the intangible asset account activity is as follows:

	Year Ended December 31,
	2011	2010
	(in thousands)
Beginning balance, intangible assets, gross	$759,152	$806,256
Intangible assets acquired	12,797	—
Assets transferred to held for sale	(4,964)	—
Assets no longer in use written-off	(8,450)	—
Effect of change in exchange rates	(9,341)	(47,104)
Ending balance, intangible assets, gross	$749,194	$759,152

Intangible assets held for sale are classified within other current assets, are reported at the lower of carrying value or fair value less costs to sell, and are no longer amortized. As of December 31, 2011, due to the expected sale of certain operations of the Water operating segment, the net carrying value of intangible assets totaling $2.6 million was transferred from intangible assets to other current assets. Refer to Note 13 for additional disclosure on held for sale assets.

During 2011, certain assets that had been fully amo

Schedule of Intangible Assets, Future Amortization Expense [Table Text Block]
Estimated future annual amortization expense is as follows:

Years ending December 31,	Estimated Annual Amortization
(in thousands)
2012	$46,399
2013	38,213
2014	30,853
2015	25,442
2016	20,916
Beyond 2016	77,677
Total intangible assets, net	$239,500

Goodwill Schedule of Goodwill Allocated to Reporting Segments (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill [Line Items]
Schedule of Goodwill [Table Text Block]
The following table reflects goodwill allocated to each reporting segment at December 31, 2011 and 2010:

	Energy	Water	Total Company
	(in thousands)
Goodwill balance at January 1, 2010	$855,957	$449,642	$1,305,599
Effect of change in exchange rates	(63,084)	(33,139)	(96,223)
Goodwill balance at December 31, 2010	$792,873	$416,503	$1,209,376

Goodwill acquired	10,251	—	10,251
Goodwill impairment	(254,735)	(330,112)	(584,847)
Other	(981)	(6,739)	(7,720)
Effect of change in exchange rates	6,458	3,392	9,850
Goodwill balance at December 31, 2011	$553,866	$83,044	$636,910

In the preceding table, "Other" includes goodwill reductions related to the pending sales of certain operations of the Company.

Schedule of Goodwill Impairment [Table Text Block]
The 2011 goodwill impairment, before the reorganization into the new reporting units, was associated with two reporting units from the Itron International operating segment. The goodwill balance before and after the goodwill impairment as of our impairment testing date of September 30, 2011 was as follows:

Reporting Unit	Before Impairment	Impairment	After Impairment
	(in thousands)
Itron International - Electricity[1]	$363,626	$254,735	$108,891
Itron International - Water[2]	389,308	330,112	59,196
		$584,847

(1) The Itron International - Electricity reporting unit became a part of the Energy - Electricity reporting unit effective January 1, 2012.

(2) The Itron International - Water reporting unit became a part of the Water reporting unit effective January 1, 2012.

Debt Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
The components of our borrowings are as follows:

	December 31, 2011	December 31, 2010
	(in thousands)
2011 credit facility
USD denominated term loan	$292,502	$—
Multicurrency revolving line of credit	160,000	—
2007 credit facility
USD denominated term loan	—	218,642
EUR denominated term loan	—	174,031
Convertible senior subordinated notes	—	218,268
Total debt	452,502	610,941
Current portion of long-term debt	(15,000)	(228,721)
Long-term debt	$437,502	$382,220

Schedule of Long-Term Debt Repayments [Table Text Block]

Total credit facility repayments were as follows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
2011 credit facility term loan	$7,500	$—	$—
2011 credit facility multicurrency revolving line of credit	40,000	—	—
2007 credit facility term loans	406,950	155,163	166,545
2007 credit facility revolving line of credit(1)	170,000	—	—
Total credit facility repayments	$624,450	$155,163	$166,545

(1) See repayment of the convertible senior subordinated notes below.

Prepaid Debt Fees and Accrued Interest Expense [Table Text Block]	Unamortized prepaid debt fees were as follows:

	December 31, 2011	December 31, 2010
	(in thousands)
Unamortized prepaid debt fees	$6,027	$4,483

Carrying Amounts of Debt and Equity Component [Table Text Block]
The discount on the liability component was fully amortized in the second quarter of 2011. The carrying amounts of the debt and equity components were as follows:

	December 31, 2011	December 31, 2010
	(in thousands)
Face value of convertible notes	$—	$223,604
Unamortized discount	—	(5,336)
Net carrying amount of debt component	$—	$218,268

Carrying amount of equity component	$31,831	$31,831

Schedule of Interest Expense On Liability Components [Table Text Block]

The interest expense relating to both the contractual interest coupon and amortization of the discount on the liability component is as follows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Contractual interest coupon	$3,420	$5,590	$5,839
Amortization of the discount on the liability component	5,336	10,099	9,673
Total interest expense on convertible notes	$8,756	$15,689	$15,512

Schedule of Maturities of Long-term Debt [Table Text Block]	Minimum Payments on Debt

Minimum Payments
(in thousands)
2012	$15,000
2013	18,750
2014	26,250
2015	30,000
2016	362,502
Total minimum payments on debt	$452,502

Derivative Financial Instruments Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The fair values of our derivative instruments determined using the fair value measurement of significant other observable inputs (Level 2) at December 31, 2011 and 2010 are as follows:

		Fair Value
	Balance Sheet Location	December 31, 2011	December 31, 2010
		(in thousands)
Asset Derivatives
Derivatives not designated as hedging instruments under ASC 815-20
Foreign exchange forward contracts	Other current assets	$241	$63

Liability Derivatives
Derivatives designated as hedging instruments under ASC 815-20
Interest rate swap contracts	Other current liabilities	$—	$5,845
Interest rate swap contracts	Other long-term obligations	—	975
Euro denominated term loan *	Current portion of debt	—	4,402
Euro denominated term loan *	Long-term debt	—	169,629
Total derivatives designated as hedging instruments under ASC 815-20		$—	$180,851

Derivatives not designated as hedging instruments under ASC 815-20
Foreign exchange forward contracts	Other current liabilities	$222	$457

Total liability derivatives		$222	$181,308

* The euro denominated term loan was a nonderivative financial instrument designated as a hedge of our net investment in international operations. The loan was repaid in August 2011. The euro denominated term loan was recorded at its carrying value in the Consolidated Balance Sheets and was not recorded at fair value.

Accumulated OCI for Derivative and Nonderivative Instruments Designated as Hedging Instruments, Net of Tax [Table Text Block]
OCI during the reporting period for our derivative and nonderivative instruments designated as hedging instruments (collectively, hedging instruments), net of tax, was as follows:

	2011	2010
	(in thousands)
Net unrealized gain (loss) on hedging instruments at January 1,	$(10,034)	$(30,300)
Unrealized gain (loss) on derivative instruments	1,909	(2,930)
Unrealized gain (loss) on a nonderivative net investment hedging instrument	(8,866)	15,825
Realized (gains) losses reclassified into net income (loss)	2,611	7,371
Net unrealized gain (loss) on hedging instruments at December 31,	$(14,380)	$(10,034)

Effect of Cash Flow Derivatives on the Balance Sheet and Income Statement, Before Tax [Table Text Block]
The before-tax effect of our cash flow derivative instruments on the Consolidated Balance Sheets and the Consolidated Statements of Operations for the years ended December 31 are as follows:

Derivatives in ASC 815-20 Cash Flow Hedging Relationships	Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion)			Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)				Gain (Loss) Recognized in Income on Derivative (Ineffective Portion)
				Location	Amount			Location	Amount
	2011	2010	2009		2011	2010	2009		2011	2010	2009
	(in thousands)				(in thousands)				(in thousands)
Interest rate swap contracts	$(4,200)	$(4,542)	(11,023)	Interest expense	$(7,254)	$(11,829)	$(13,975)	Interest expense	$(201)	$(100)	$(302)

Schedule of Net Investment Hedges in Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The before-tax and net of tax effects of our net investment hedge nonderivative financial instrument on OCI for the years ended December 31 are as follows:

Nonderivative Financial Instruments in ASC 815-20 Net Investment Hedging Relationships	Euro Denominated Term Loan Designated as a Hedge of Our Net Investment in International Operations
	2011	2010	2009
	(in thousands)
Gain (loss) recognized in OCI on derivative (Effective Portion)
Before tax	$(14,278)	$25,760	$(3,866)
Net of tax	$(8,866)	$15,825	$(2,364)

Foreign Exchange Derivatives Not Designated As Hedging Instruments [Table Text Block]
The effect of our foreign exchange forward derivative instruments on the Consolidated Statements of Operations for the years ended December 31 is as follows:

Derivatives Not Designated as Hedging Instrument under ASC 815-20	Gain (Loss) Recognized on Derivatives in Other Income (Expense)
	2011	2010	2009
	(in thousands)
Foreign exchange forward contracts	$(2,022)	$665	$(1,656)

Defined Benefit Pension Plans Defined Benefit Pension Plans (Tables)	12 Months Ended
Dec. 31, 2011
Defined Benefit Pension Plans [Abstract]
Schedule of Changes in Benefit Obligation and Fair Value of Plan Assets [Table Text Block]
The following tables summarize the benefit obligation, plan assets, funded status of the defined benefit plans, amounts recognized in the Consolidated Balance Sheets and amounts recognized in accumulated other comprehensive income (loss) at December 31, 2011 and 2010.

	Year Ended December 31,
	2011	2010
	(in thousands)
Change in benefit obligation:
Benefit obligation at January 1,	$71,388	$73,262
Service cost	2,512	1,980
Interest cost	3,754	3,490
Actuarial loss	(597)	1,710
Benefits paid	(4,898)	(4,403)
Foreign currency exchange rate changes	(1,338)	(5,860)
Other	1,780	1,209
Benefit obligation at December 31,	$72,601	$71,388
Change in plan assets:
Fair value of plan assets at January 1,	$7,694	$7,860
Actual return on plan assets	427	210
Company contributions	520	519
Benefits paid	(516)	(283)
Foreign currency exchange rate changes	(145)	(612)
Fair value of plan assets at December 31,	7,980	7,694
Ending balance at fair value (net pension plan benefit liability)	$64,621	$63,694

Schedule of Amounts Recognized in the Consolidated Balance Sheets [Table Text Block]
Amounts recognized on the Consolidated Balance Sheets consist of:

	At December 31,
	2011	2010
	(in thousands)
Plan assets in other long-term assets	$(449)	$(412)
Current portion of pension plan liability in wages and benefits payable	2,621	2,656
Long-term portion of pension plan liability	62,449	61,450
Net pension plan benefit liability	$64,621	$63,694

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]
Amounts in accumulated other comprehensive income (loss) (pre-tax) that have not yet been recognized as components of net periodic benefit costs consist of:

	At December 31,
	2011	2010
	(in thousands)
Net actuarial gain	$(3,750)	$(3,108)
Net prior service cost	1,131	1,206
Amount included in accumulated other comprehensive income (loss)	$(2,619)	$(1,902)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
Amounts recognized in other comprehensive income (loss) (pre-tax) are as follows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Net actuarial (gain) loss	$(597)	$1,710	$4,049
Settlement gain (loss)	(25)	80	—
Plan asset (gain) loss	(105)	85	—
Amortization of net actuarial gain (loss)	85	(26)	509
Amortization of prior service cost	(74)	(3)	(25)
Other	(1)	1,228	—
Other comprehensive (income) loss	$(717)	$3,074	$4,533

Schedule of Net Periodic Pension Benefit Costs [Table Text Block]
Net periodic pension benefit costs for our plans include the following components:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Service cost	$2,512	$1,980	$1,753
Interest cost	3,754	3,490	3,450
Expected return on plan assets	(322)	(295)	(282)
Settlements and curtailments	25	(80)	—
Amortization of actuarial net (gain) loss	(85)	26	(509)
Amortization of unrecognized prior service costs	74	3	25
Net periodic benefit cost	$5,958	$5,124	$4,437

Schedule of Assumptions Used [Table Text Block]
The significant actuarial weighted average assumptions used in determining the benefit obligations and net periodic benefit cost for our benefit plans are as follows:

	At and For The Year Ended December 31,
	2011	2010	2009
Actuarial assumptions used to determine benefit obligations at end of period:
Discount rate	5.51%	5.35%	5.60%
Expected annual rate of compensation increase	3.38%	3.35%	3.24%
Actuarial assumptions used to determine net periodic benefit cost for the period:
Discount rate	5.35%	5.60%	6.12%
Expected rate of return on plan assets	4.00%	3.96%	4.06%
Expected annual rate of compensation increase	3.35%	3.24%	3.18%

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]
The total obligation and fair value of plan assets, in which the accumulated benefit obligations exceeds the fair value of plan assets, are as follows:

Information for pension plans with an accumulated benefit obligation in excess of plan assets.	At December 31,
	2011	2010
	(in thousands)
Projected benefit obligation	$66,525	$69,966
Accumulated benefit obligation	60,452	64,671
Fair value of plan assets	1,765	5,860

Fair values of the assets held by the postretirement benefits plans by asset category [Table Text Block]
The fair values of our plan investments by asset category as of December 31, 2011 are as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Cash	$860	$860	$—
Insurance funds	7,120	—	7,120
Total fair value of plan assets	$7,980	$860	$7,120

Schedule of Expected Benefit Payments [Table Text Block]
Annual benefit payments, including amounts to be paid from our assets for unfunded plans, and reflecting expected future service, as appropriate, are expected to be paid as follows:

Year Ending December 31,	Estimated Annual Benefit Payments

(in thousands)
2012	$2,913
2013	3,278
2014	4,007
2015	4,101
2016	4,705
2017 - 2021	24,470

Stock-Based Compensation Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Stock Based Compensation [Abstract] [Abstract]
Stock-Based Compensation Expense and Related Tax Benefit [Table Text Block]
For the years ended December 31, stock-based compensation expense and the related tax benefit were as follows:

	2011	2010	2009
	(in thousands)
Stock options	$1,445	$3,994	$6,903
Restricted stock units	13,842	14,230	9,306
Unrestricted stock awards	469	364	254
ESPP	655	519	519
Total stock-based compensation	$16,411	$19,107	$16,982

Related tax benefit	$4,478	$5,402	$4,329

Stock Options, Valuation Assumptions [Table Text Block]
The fair values of stock options granted were estimated at the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Year Ended December 31,
	2011	2010	2009
Dividend yield	—	—	—
Expected volatility	46.5%	48.7%	50.2%
Risk-free interest rate	1.6%	2.3%	1.8%
Expected life (years)	4.9	4.6	4.9

Employee Stock Options Activity [Table Text Block]
A summary of our stock option activity for the years ended December 31 is as follows:

	Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value (1)	Weighted Average Grant Date Fair Value
	(in thousands)		(years)	(in thousands)
Outstanding, January 1, 2009	1,374	$51.53	6.99	$25,809
Granted	50	57.96			$25.94
Exercised	(146)	21.68		$4,889
Forfeited	(92)	84.33
Expired	(7)	57.23
Outstanding, December 31, 2009	1,179	$52.93	5.90	$22,863

Exercisable and expected to vest, December 31, 2009	1,168	$52.67	5.88	$22,826

Exercisable, December 31, 2009	972	$47.39	5.40	$22,343

Granted	71	61.97			$27.18
Exercised	(148)	40.51		$4,532
Outstanding, December 31, 2010	1,102	$55.21	5.58	$10,883

Exercisable and expected to vest, December 31, 2010	1,096	$55.15	5.57	$10,883

Exercisable, December 31, 2010	958	$52.63	5.18	$10,883

Granted	113	51.12			$21.38
Exercised	(42)	19.71		$1,283
Forfeited	(63)	58.50
Expired	(1)	7.00
Outstanding, December 31, 2011	1,109	$55.97	4.51	$2,323

Exercisable and expected to vest, December 31, 2011	1,103	$56.02	4.48	$2,322

Exercisable, December 31, 2011	1,013	$56.42	4.07	$2,321

(1)
The aggregate intrinsic value of outstanding stock options represents amounts that would have been received by the optionees had all in- the-money options been exercised on that date. Specifically, it is the amount by which the market value of Itron’s stock exceeded the exercise price of the outstanding in-the-money options before applicable income taxes, based on our closing stock price on the last business day of the period. The aggregate intrinsic value of stock options exercised during the period is calculated based on our stock price at the date of exercise.

Restricted Stock Units Award Activity [Table Text Block]
The following table summarizes restricted stock unit activity for the years ended December 31:

	Number of Restricted Stock Units	Weighted Average Grant Date Fair Value	Aggregate Intrinsic Value(1)
	(in thousands)		(in thousands)
Outstanding, January 1, 2009	313
Granted	60	$69.39
Released	(30)		$1,956
Forfeited	(17)
Outstanding, December 31, 2009	326

Granted(2)	360	$62.45
Released	(84)		$5,733
Forfeited	(14)
Outstanding, December 31, 2010	588

Granted(2)	355	$54.71
Released	(271)		$20,413
Forfeited	(47)
Outstanding, December 31, 2011	625

Expected to vest, December 31, 2011	541		$19,347

(1)
The aggregate intrinsic value is the market value of the stock, before applicable income taxes, based on the closing price on the stock release dates or at the end of the period for restricted stock units expected to vest.

(2)
These restricted stock units include 61,500 shares for the 2011 awards and 132,980 shares for the 2010 awards under the Performance Award Agreement, which are eligible for vesting at December 31 of each respective year.

Nonrestricted Stock Awards Activity [Table Text Block]
The following table summarizes unrestricted stock award activity for the years ended December 31:

	2011	2010	2009
Shares of unrestricted stock issued	11,397	5,662	4,284

Weighted average grant date fair value	$41.19	$64.35	$59.40

Employee Stock Purchase Plan (ESPP) Activity [Table Text Block]
The following table summarizes ESPP activity for the years ended December 31:

	2011	2010	2009
Shares of stock sold to employees(1)	98,653	51,210	61,407

Weighted average fair value per ESPP award(2)	$6.22	$9.27	$8.54

(1)	Stock sold to employees during each fiscal quarter under the ESPP is associated with the offering period ending on the last day of the previous fiscal quarter.

(2)	Relating to awards associated with the offering period during the years ended December 31.

Defined Contribution Bonus and Profit Sharing Plans Defined Contribution, Bonus, and Profit Sharing (Tables)	12 Months Ended
Dec. 31, 2011
Defined Contribution, Bonus, and Profit Sharing [Abstract]
Schedule of Costs of Retirement Plans [Table Text Block]	The expense for our defined contribution plans was as follows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Defined contribution plans expense	$7,228	$6,217	$3,380

Schedule of Bonus and Profit Sharing Expenses [Table Text Block]	Bonus and profit sharing plans expense was as follows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Bonus and profit sharing plans expense	$28,926	$46,782	$13,316

Income Taxes Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Tax Provision [Table Text Block]
The following table summarizes the provision (benefit) for U.S. federal, state, and foreign taxes on income from continuing operations:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Current:
Federal	$5,472	$10,486	$—
State and local	2,045	765	—
Foreign	9,898	22,715	20,392
Total current	17,415	33,966	20,392

Deferred:
Federal	17,861	7,216	(39,311)
State and local	(2,099)	3,340	(3,341)
Foreign	(37,265)	(31,743)	(28,118)
Total deferred	(21,503)	(21,187)	(70,770)

Change in valuation allowance	8,518	3,195	6,553
Total provision (benefit) for income taxes	$4,430	$15,974	$(43,825)

Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of income taxes at the U.S. federal statutory rate of 35% to the consolidated actual tax rate is as follows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Income (loss) before income taxes
Domestic	$125,010	$173,032	$34,946
Foreign	(626,776)	(48,587)	(82,221)
Total income (loss) before income taxes	$(501,766)	$124,445	$(47,275)

Expected federal income tax provision (benefit)	$(175,618)	$43,556	$(16,546)
Asset impairments	207,054	—	—
Change in valuation allowance	8,518	3,195	6,553
Stock-based compensation	951	1,541	1,648
Foreign earnings	(19,222)	(14,986)	(18,224)
Tax credits	(6,877)	(9,746)	(23,224)
Uncertain tax positions, including interest and penalties	(3,996)	(10,242)	12,053
Change in tax rates	(1,522)	(1,428)	482
U.S. tax provision (benefit) of foreign branch income (loss)	(1,156)	333	(6,262)
State income tax provision (benefit), net of federal effect	(768)	1,968	(3,193)
U.S. tax provision on foreign earnings	—	279	7,932
Other, net	(2,934)	1,504	(5,044)
Total provision (benefit) for income taxes	$4,430	$15,974	$(43,825)

Deferred Tax Assets and Liabilities [Table Text Block]
Deferred tax assets and liabilities consist of the following:

	At December 31,
	2011	2010
	(in thousands)
Deferred tax assets
Loss carryforwards(1)	$61,330	$53,213
Accrued expenses	27,103	30,798
Warranty reserves	21,230	10,332
Tax credits(2)	17,481	46,801
Equity compensation	10,526	11,206
Depreciation and amortization	9,241	10,916
Pension plan benefits expense	6,677	6,897
Inventory valuation	4,252	5,254
Other deferred tax assets, net	2,654	4,162
Total deferred tax assets	160,494	179,579
Valuation allowance	(29,953)	(24,600)
Total deferred tax assets, net of valuation allowance	130,541	154,979

Deferred tax liabilities
Depreciation and amortization	(71,889)	(89,166)
Convertible debt	—	(19,844)
Tax effect of accumulated translation	(2,733)	(2,782)
Other deferred tax liabilities, net	(7,885)	(7,645)
Total deferred tax liabilities	(82,507)	(119,437)
Net deferred tax assets	$48,034	$35,542

(1)
For tax return purposes at December 31, 2011, we had U.S. federal loss carryforwards of $29.8 million that expire during the years 2020 through 2026. The remaining portion of the loss carryforwards are composed primarily of losses in various foreign jurisdictions. The majority of these losses can be carried forward indefinitely. At December 31, 2011, there was a valuation allowance of $30.0 million primarily associated with foreign loss carryforwards.

(2)
For tax return purposes at December 31, 2011, we had: (1) federal and state research and development tax credits of $28.1 million, which begin to expire in 2020; (2) alternative minimum tax credits of $2.5 million that are carried forward indefinitely; and (3) foreign tax credits of $4.9 million, which begin to expire in 2019

Unrecognized Tax Benefits Related To Uncertain Tax Positions [Table Text Block]
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

Unrecognized tax benefits at January 1, 2009	$37,644
Gross increase to positions in prior years	8,958
Gross decrease to positions in prior years	(4,360)
Gross increases to current period tax positions	5,471
Audit settlements	(2,032)
Effect of change in exchange rates	525
Unrecognized tax benefits at December 31, 2009	$46,206

Gross increase to positions in prior years	2,037
Gross decrease to positions in prior years	(11,700)
Gross increases to current period tax positions	13,743
Audit settlements	(2,049)
Decrease related to lapsing of statute of limitations	(4,002)
Effect of change in exchange rates	(2,060)
Unrecognized tax benefits at December 31, 2010	$42,175

Gross increase to positions in prior years	2,132
Gross decrease to positions in prior years	(16,603)
Gross increases to current period tax positions	1,866
Audit settlements	(1,871)
Decrease related to lapsing of statute of limitations	(2,888)
Effect of change in exchange rates	(74)
Unrecognized tax benefits at December 31, 2011	$24,737

	At December 31,
	2011	2010	2009
	(in thousands)
The amount of unrecognized tax benefits that, if recognized, would affect our effective tax rate	$24,451	$30,832	$46,206

We classify interest expense and penalties related to unrecognized tax liabilities and interest income on tax overpayments as components of income tax expense. The net interest and penalties expense (benefit) recognized is as follows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Net interest and penalties expense (benefit)	$(795)	$498	$1,476

	At December 31,
	2011	2010
	(in thousands)
Accrued interest	$3,781	$4,403
Accrued penalties	2,766	3,233

We believe it is reasonably possible that our unrecognized tax benefits may decrease by approximately $10.5 million within the next twelve months due to the expiration of the statute of limitations, and completion of examinations by taxing authorities. At December 31, 2011, we are not able to reasonably estimate the timing of future cash flows relating to our uncertain tax positions.

We file income tax returns in the U.S. federal jurisdiction and various states and foreign jurisdictions. We are subject to income tax examination by tax authorities in our major tax jurisdictions as follows:

Tax Jurisdiction	Years Subject to Audit
U.S. federal	Subsequent to 1998
France	Subsequent to 2008
Germany	Subsequent to 2005
Spain	Subsequent to 2005
United Kingdom	Subsequent to 2005

Commitments and Contingencies Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Schedule of Rent Expense [Table Text Block]
Operating lease rental expense for factories, service and distribution locations, offices, and equipment was as follows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Rental expense	$18,513	$15,530	$15,882

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Future minimum lease payments at December 31, 2011, under noncancelable operating leases with initial or remaining terms in excess of one year are as follows:

Minimum Payments
(in thousands)
2012	$13,331
2013	10,061
2014	7,715
2015	5,735
2016	5,241
Beyond 2016	6,343
Future minimum lease payments	$48,426

Schedule of Line of Credit Facilities [Table Text Block]
Our available lines of credit, outstanding standby LOC’s, and bonds are as follows:

	December 31, 2011	December 31, 2010
	(in thousands)
Credit facilities(1)
Multicurrency revolving line of credit	$500,000	$240,000
Long-term borrowings	(160,000)	—
Standby LOC’s issued and outstanding	(44,549)	(43,540)
Net available for additional borrowings and LOC’s	$295,451	$196,460

Unsecured multicurrency revolving lines of credit with various financial institutions
Multicurrency revolving line of credit	$67,968	$49,122
Standby LOC’s issued and outstanding	(28,733)	(21,784)
Short-term borrowings(2)	—	(66)
Net available for additional borrowings and LOC’s	$39,235	$27,272

Unsecured surety bonds in force	$139,954	$120,109

(1)	Refer to Note 6 for details regarding our secured credit facilities.

(2)	Short-term borrowings are included in “Other current liabilities” on the Consolidated Balance Sheets.

Schedule of Warranty Accruals [Table Text Block]	ty A summary of the warranty accrual account activity is as follows:
Warranty Expense by Segment [Table Text Block]	. Warranty expense the years ended December 31 is as follows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Total warranty expense	$49,851	$38,579	$15,409
Warranty charges for the yea
Schedule of Changes to Unearned Revenue for Extended Warranty [Table Text Block]	ty A summary of changes to unearned revenue for extended warranty contracts is as follows:
Health Benefit Plan Costs and Incurred But Not Reported Accrual Balance [Table Text Block]	Plan costs are as follows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Plan costs	$24,331	$20,548	$19,802
IBNR accrual, which is included in wages and benefits payable, are as follows:

Restructuring Restructuring Expected Costs, Costs Recognized, and Remaining Costs to be Recognized (Tables)	12 Months Ended
Dec. 31, 2011
Restructuring [Abstract]
Schedule of Restructuring and Related Costs [Table Text Block]
The total expected, recognized, and remaining restructuring related costs as of December 31, 2011 are as follows:

	Total Expected Costs	Costs Recognized	Remaining Costs to be Recognized
	(in thousands)
Employee severance costs	$52,031	$42,530	$9,501
Asset impairments	25,547	25,144	403
Other restructuring costs	7,913	408	7,505
Total	$85,491	$68,082	$17,409

Segments:
Energy	$62,603	$51,873	$10,730
Water	17,491	15,321	2,170
Corporate unallocated	5,397	888	4,509
Total	$85,491	$68,082	$17,409

Tabular Disclosure Summarizing the Activity within the Restructuring Related Balance Sheet Accounts [Table Text Block]
The following table summarizes the activity within the restructuring related balance sheet accounts during the year ended December 31, 2011:

	Accrued Employee Severance	Asset Impairments & Net Gain (Loss) on Sale or Disposal	Other Accrued Costs	Total
	(in thousands)
Beginning balance, January 1	$—	$—	$—	$—
Costs incurred and charged to expense	42,530	25,144	408	68,082
Cash payments	(12,798)	—	(8)	(12,806)
Non-cash items	—	(25,144)	—	(25,144)
Effect of change in exchange rates	(1,564)	—	(1)	(1,565)
Ending balance, December 31	$28,168	$—	$399	$28,567

Restructuring Long-Lived Assets Held-For-Sale and Long-Lived Assets Held and Used (Tables)	12 Months Ended
Dec. 31, 2011
Long-Lived Assets Held-for-Sale and Held and Use [Abstract]
Details of Impairment of Long-Lived Assets Held and Used by Asset [Table Text Block]
The following table includes long-lived assets held for sale and long-lived assets held and used that were measured at fair value on a nonrecurring basis as of December 31, 2011, and the related recognized losses for the year ended December 31, 2011:

	Net Carrying Value	Fair Value Measurement (Level 3)	Total Loss Recognized
	(in thousands)
Long-lived assets held for sale	$898	$898	$13,151
Long-lived assets held and used	8,558	8,558	7,754
			$20,905

Shareholders' Equity Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income (Loss) [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The changes in the components of accumulated other comprehensive income (loss), net of tax, were as follows:

	Foreign Currency Translation Adjustments	Net Unrealized Gain (Loss) on Derivative Instruments		Net Unrealized Gain (Loss) on Nonderivative Instruments		Pension Plan Benefit Liability Adjustments	Accumulated Other Comprehensive Income (Loss)
	(in thousands)
Balances at December 31, 2008	$57,173	$(10,797)		$(18,975)		$6,692	$34,093
Current period other comprehensive income (loss)	40,992	1,836	—	(2,364)	—	(3,427)	37,037
Balances at December 31, 2009	$98,165	$(8,961)		$(21,339)		$3,265	$71,130

Current period other comprehensive income (loss)	(124,191)	4,441		15,825		(2,179)	(106,104)
Balances at December 31, 2010	$(26,026)	$(4,520)		$(5,514)		$1,086	$(34,974)

Current period other comprehensive income (loss)	1,308	4,520		(8,866)		852	(2,186)
Balances at December 31, 2011	$(24,718)	$—		$(14,380)		$1,938	$(37,160)

Income Tax (Provision) Benefit Related To OCI [Table Text Block]
The before-tax amount, income tax (provision) benefit, and net-of-tax amount related to each component of other comprehensive income (loss) during the reporting periods were as follows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Before-tax amount
Foreign currency translation adjustment	$1,101	$(121,031)	$47,706
Net unrealized gain (loss) on derivative instruments designated as cash flow hedges	3,054	(4,541)	(11,023)
Net unrealized gain (loss) on a nonderivative net investment hedging instrument	(14,278)	25,760	(3,866)
Net hedging (gain) loss reclassified into net income (loss)	4,200	11,829	13,975
Pension plan benefits liability adjustment	717	(3,074)	(4,533)
Total other comprehensive income (loss), before tax	(5,206)	(91,057)	42,259

Tax (provision) benefit
Foreign currency translation adjustment	207	(3,160)	(6,714)
Net unrealized gain (loss) on derivative instruments designated as cash flow hedges	(1,145)	1,611	4,247
Net unrealized gain (loss) on a nonderivative net investment hedging instrument	5,412	(9,935)	1,502
Net hedging (gain) loss reclassified into net income (loss)	(1,589)	(4,458)	(5,363)
Pension plan benefits liability adjustment	135	895	1,106
Total other comprehensive income (loss) tax (provision) benefit	3,020	(15,047)	(5,222)

Net-of-tax amount
Foreign currency translation adjustment	1,308	(124,191)	40,992
Net unrealized gain (loss) on derivative instruments designated as cash flow hedges	1,909	(2,930)	(6,776)
Net unrealized gain (loss) on a nonderivative net investment hedging instrument	(8,866)	15,825	(2,364)
Net hedging (gain) loss reclassified into net income (loss)	2,611	7,371	8,612
Pension plan benefits liability adjustment	852	(2,179)	(3,427)
Total other comprehensive income (loss), net of tax	$(2,186)	$(106,104)	$37,037

Fair Values of Financial Instruments Schedule of Fair Values Of Financial Instruments by Balance Sheet Grouping (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Fair Value of Financial Instruments on the Consolidated Balance Sheets [Abstract]
Schedule of Fair Values Of Financial Instruments by Balance Sheet Grouping [Table Text Block]
The fair values at December 31, 2011 and 2010 do not reflect subsequent changes in the economy, interest rates, tax rates, and other variables that may affect the determination of fair value.

	December 31, 2011		December 31, 2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets		(in thousands)
Cash and cash equivalents	$133,086	$133,086	$169,477	$169,477
Foreign exchange forwards	241	241	63	63

Liabilities
2011 credit facility
USD denominated term loan	$292,502	$296,856	$—	$—
Multicurrency revolving line of credit	160,000	163,269	—	—
2007 credit facility
USD denominated term loan	—	—	218,642	219,462
EUR denominated term loan	—	—	174,031	174,684
Convertible senior subordinated notes	—	—	218,268	236,461
Interest rate swaps	—	—	6,820	6,820
Foreign exchange forwards	222	222	457	457

Segment Information Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Revenues Gross Profit And Operating Income By Segment [Table Text Block]
Revenues, gross profit, and operating income associated with our segments were as follows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Revenues
Energy	$1,912,427	$1,801,342	$1,264,047
Water	521,697	457,929	423,400
Total Company	$2,434,124	$2,259,271	$1,687,447

Gross profit
Energy	$578,575	$541,900	$382,657
Water	167,883	158,775	157,306
Total Company	$746,458	$700,675	$539,963

Operating income (loss)
Energy	$(112,831)	$184,163	$29,914
Water	(303,772)	43,611	44,630
Corporate unallocated	(42,580)	(43,577)	(29,517)
Total Company	(459,183)	184,197	45,027
Total other income (expense)	(42,583)	(59,752)	(92,302)
Income (loss) before income taxes	$(501,766)	$124,445	$(47,275)

Revenues By Region [Table Text Block]
Revenues by region were as follows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
United States and Canada	$1,182,775	$1,168,523	$606,472
Europe, Middle East, and Africa (EMEA)	899,642	803,154	852,343
Other	351,707	287,594	228,632
Total revenues	$2,434,124	$2,259,271	$1,687,447

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]
Property, plant, and equipment, net, by geographic area were as follows:

	At December 31,
	2011	2010	2009
	(in thousands)
United States	$107,153	$115,499	$116,081
Outside United States	155,517	183,743	202,136
Total property, plant, and equipment, net	$262,670	$299,242	$318,217

Depreciation And Amortization Expense Associated With Segments [Table Text Block]
Depreciation and amortization expense associated with our segments was as follows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Energy	$97,135	$97,827	$114,030
Water	32,313	33,376	41,698
Corporate Unallocated	18	2	9
Total Company	$129,466	$131,205	$155,737

Quarterly Results (Unaudited) Quarterly Results (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Results (Unaudited) [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total Year
	(in thousands, except per common share and stock price data)
2011
Statement of operations data:
Revenues	$563,691	$612,401	$615,555	$642,477	$2,434,124
Gross profit	184,978	191,951	176,996	192,533	746,458
Net income (loss) attributable to Itron, Inc.	27,120	34,436	(517,082)	(54,631)	(510,157)

Earnings (loss) per common share - Basic	$0.67	$0.85	$(12.70)	$(1.35)	$(12.56)
Earnings (loss) per common share - Diluted	$0.66	$0.84	$(12.70)	$(1.35)	$(12.56)

Stock Price:
High	64.04	55.99	49.40	38.49	64.04
Low	51.12	46.68	29.50	27.52	27.52

2010
Statement of operations data:
Revenues	$497,623	$567,339	$573,651	$620,658	$2,259,271
Gross profit	157,667	174,668	182,363	185,977	700,675
Net income (loss) attributable to Itron, Inc.	25,250	25,311	27,639	26,570	104,770

Earnings (loss) per common share - Basic	$0.63	$0.63	$0.68	$0.66	$2.60
Earnings (loss) per common share - Diluted	$0.62	$0.61	$0.68	$0.65	$2.56

Stock Price:
High	75.96	81.95	66.87	67.58	81.95
Low	59.12	61.60	52.05	52.03	52.03

Summary of Significant Accounting Policies Basis of Consolidation Policy Additional Information (Details)	12 Months Ended
Dec. 31, 2011
Maximum [Member]
Ownership Interest to be Held for Consolidation [Line Items]
Ownership Interest To Use Equity Method	50.00%
Ownership Interest To Use Cost Method	20.00%
Minimum [Member]
Ownership Interest to be Held for Consolidation [Line Items]
Ownership Interest to be Held for Consolidation	50.00%

Summary of Significant Accounting Policies Property, Plant, and Equipment Policy Additional Information (Details)	12 Months Ended
Dec. 31, 2011
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life, Average	30
Minimum [Member] | Machinery and equipment, computers and purchased software, and furniture [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life, Minimum	3
Maximum [Member] | Machinery and equipment, computers and purchased software, and furniture [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life, Maximum	10

Summary of Significant Accounting Policies Revenue Recognition Policy Additional Information (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred Revenue Arrangement [Line Items]
Unearned revenue	$ 61	$ 42.8
Deferred costs	$ 11.7	$ 10

Earnings Per Share and Capital Structure Computation of Basic and Diluted Earnings per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income (loss) available to common shareholders	$ (510,157)	$ 104,770	$ (2,249)
Weighted Average Number of Shares Outstanding, Basic	40,612,000	40,337,000	38,539,000
Dilutive effect of convertible notes	0	103,000	0
Dilutive effect of stock-based awards	0	507,000	0
Weighted Average Number of Shares Outstanding, Diluted	40,612,000	40,947,000	38,539,000
Earnings (loss) per common share-Basic	$ (12.56)	$ 2.6	$ (0.06)
Earnings (loss) per common share - Diluted	$ (12.56)	$ 2.56	$ (0.06)

Earnings Per Share and Capital Structure Convertible Notes (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Incremental Common Shares Attributable to Conversion of Debt Securities	0	103,000	0
Debt instrument, convertible, conversion price	$ 65.16
Number of Fiscal Quarters During Which the Average Closing Prices of Our Common Stock Exceeded the Conversion Price [Abstract]	0	2	0

Earnings Per Share and Capital Structure Stock-based Awards (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock-based awards excluded from diluted EPS calculation (antidilutive)	1,300,000	456,000	1,000,000

Earnings Per Share and Capital Structure Preferred Stock (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Preferred Stock, No Par Value	$ 0	$ 0	$ 0

Certain Balance Sheet Components Accounts Receivable, Net (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts Receivable, Net (Line Items]
Trade receivables, net of allowance	$ 328,845	$ 328,811
Unbilled receivables	42,796	42,851
Total accounts receivable, net	371,641	371,662
Allowance for doubtful accounts	$ 6,049	$ 9,045	$ 6,339

Certain Balance Sheet Components Accounts Receivable, Net Additional Information (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Long term Retainage Contract Receivables [Line Items]
Unbilled Contracts Receivable	$ 7.4	$ 2.1
Long-term unbilled receivables and long-term retainage contract receivables	31.5	5.9
Number of months current retainage amounts and unbilled receivables are expected to be collected	12 months
Number of months collection is not anticipated for long-term unbilled and retainage contract receivables	12 months
Number of Months Long-Term Unbilled and Retainage Contract Receivables are Expected to be Collected	15 months
Long Term Retainage Contract Receivables [Member]
Long term Retainage Contract Receivables [Line Items]
Contract Receivable Retainage, Due One Year or Less	2.5	12.5
Reclassified from current accounts receivables to other long-term assets [Member]
Long term Retainage Contract Receivables [Line Items]
Unbilled Contracts Receivable	15.3
Contract Receivable Retainage, Due after One Year	$ 10.9

Certain Balance Sheet Components Summary of the Allowance for Doubtful Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Summary of Allowance for Doubtful Accounts Activity [Line Items]
Beginning balance	$ 9,045	$ 6,339
Provision (release) of doubtful accounts, net	(71)	3,357
Accounts written-off	(2,599)	(456)
Effects of change In exchange rates	(326)	(195)
Ending balance	$ 6,049	$ 9,045

Certain Balance Sheet Components Inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventories [Line Items]
Materials	$ 112,470	$ 106,021
Work in process	16,306	18,389
Finished goods	67,061	83,747
Total inventories	$ 195,837	$ 208,157

Certain Balance Sheet Components Consigned Inventory (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consigned inventory [Line Items]
Consigned Inventory	$ 7.4	$ 17.6

Certain Balance Sheet Components Property, Plant, and Equipment, Net (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Machinery and equipment	$ 269,611	$ 265,113
Computers and purchased software	74,885	63,077
Buildings, furniture, and improvements	140,064	146,661
Land	26,126	35,968
Construction in progress, including purchased equipment	20,687	20,531
Total cost	531,373	531,350
Accumulated depreciation	(268,703)	(232,108)
Property, plant, and equipment, net	$ 262,670	$ 299,242	$ 318,217

Certain Balance Sheet Components Depreciation Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Depreciation expense [Line Items]
Depreciation expense	$ 66,072	$ 62,154	$ 57,164
Interest Costs, Capitalized During Period	$ 0	$ 0	$ 293

Intangible Assets Gross Carrying Amount and Accumulated Amortization (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Finite-Lived Intangible Assets [Line Items]
Gross Assets	$ 749,194	$ 759,152	$ 806,256
Accumulated Amortization	(509,694)	(467,482)
Net	239,500	291,670
Core Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Assets	387,606	378,705
Accumulated Amortization	(305,285)	(274,198)
Net	82,321	104,507
Customer Contracts And Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Assets	278,581	282,997
Accumulated Amortization	(131,418)	(110,539)
Net	147,163	172,458
Trademarks And Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Assets	71,854	73,194
Accumulated Amortization	(62,206)	(59,235)
Net	9,648	13,959
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Assets	11,153	24,256
Accumulated Amortization	(10,785)	(23,510)
Net	$ 368	$ 746

Intangible Assets Summary of Intangile Asset Account Activity (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Beginning balance, intangible assets, gross	$ 759,152,000	$ 806,256,000
Intangible assets acquired	12,797,000	0
Assets transferred to held for sale	(4,964,000)	0
Assets no longer in use written off	(8,450,000)	0
Effect of change In exchange rates	(9,341,000)	(47,104,000)
Ending balance, intangible assets, gross	749,194,000	759,152,000
Water Operating Segment [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, net amount, transferred to held for sale	$ 2,600,000

Intangible Assets Estimated Future Annual Amortization Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
2012	$ 46,399
2013	38,213
2014	30,853
2015	25,442
2016	20,916
Beyond 2016	77,677
Total intangible assets net	$ 239,500

Goodwill Schedule of Goodwill Allocated to Reporting Segments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill [Line Items]
Goodwill beginning balance	$ 1,209,376	$ 1,305,599
Goodwill acquired	10,251
Goodwill Impairment	(584,847)	0	0
Other	(7,720)
Effect of change in exchange rates	9,850	(96,223)
Goodwill ending balance	636,910	1,209,376	1,305,599
Energy Operating Segment [Member]
Goodwill [Line Items]
Goodwill beginning balance	792,873	855,957
Goodwill acquired	10,251
Goodwill Impairment	254,735
Other	(981)
Effect of change in exchange rates	6,458	(63,084)
Goodwill ending balance	553,866	792,873
Water Operating Segment [Member]
Goodwill [Line Items]
Goodwill beginning balance	416,503	449,642
Goodwill acquired	0
Goodwill Impairment	(330,112)
Other	(6,739)
Effect of change in exchange rates	3,392	(33,139)
Goodwill ending balance	$ 83,044	$ 416,503

Goodwill Goodwill Narrative (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				3 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Itron International [Member]	Sep. 30, 2011 Interim Goodwill Impairment Charge [Member] Itron International [Member]	Dec. 31, 2011 Goodwill Impairment True-Up [Member] Itron International [Member]
Goodwill [Line Items]
Goodwill Impairment	$ (584,847)	$ 0	$ 0	$ (584,847)	$ (540,400)	$ (44,400)

Goodwill Schedule of Goodwill Impairment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Itron International Electricity [Member]		Sep. 30, 2011 Itron International Electricity [Member]		Dec. 31, 2011 Itron International Water [Member]	Sep. 30, 2011 Itron International Water [Member]
Goodwill [Line Items]
Goodwill, Before Impairment						$ 363,626	[1]		$ 389,308	[2]
Goodwill Impairment	(584,847)	0	0	(254,735)	[1]			(330,112) [2]
Goodwill, After Impairment	$ 636,910	$ 1,209,376	$ 1,305,599			$ 108,891	[1]		$ 59,196	[2]

[1]	The Itron International - Electricity reporting unit became a part of the Energy - Electricity reporting unit effective January 1, 2012.
[2]	The Itron International - Water reporting unit became a part of the Water reporting unit effective January 1, 2012.

Debt Schedule of Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Debt	$ 452,502	$ 610,941
Current portion of long term debt	(15,000)	(228,721)
Long-term debt	437,502	382,220
2011 Senior Secured Credit Facility [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Debt	160,000	0
2011 Senior Secured Credit Facility [Member] | USD Denominated Term Loan [Member]
Debt Instrument [Line Items]
Debt	292,502	0
2007 Senior Secured Credit Facility [Member] | USD Denominated Term Loan [Member]
Debt Instrument [Line Items]
Debt	0	218,642
2007 Senior Secured Credit Facility [Member] | EUR Denominated Term Loan [Member]
Debt Instrument [Line Items]
Debt	0	174,031
Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Debt		218,268
Senior Subordinated Notes [Member] | Convertible Subordinated Debt [Member]
Debt Instrument [Line Items]
Debt	$ 0

Debt Schedule of Long-Term Debt Repayments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Debt Instrument [Line Items]
Repayments of Long-term Debt	$ 848,054		$ 155,163		$ 275,796
Secured Debt [Member] | 2011 Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Repayments of Long-term Debt	7,500		0		0
Secured Debt [Member] | 2007 Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Repayments of Long-term Debt	406,950		155,163		166,545
Secured Debt [Member] | Credit Facilities [Member]
Debt Instrument [Line Items]
Repayments of Long-term Debt	624,450		155,163		166,545
Line of Credit [Member] | Secured Debt [Member] | 2011 Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Repayments of Long-term Debt	40,000		0		0
Line of Credit [Member] | Secured Debt [Member] | 2007 Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Repayments of Long-term Debt	$ 170,000	[1]	$ 0	[1]	$ 0	[1]

[1]	(1) See repayment of the convertible senior subordinated notes below

Debt Schedule of Unamortized Prepaid Debt Fees (Details) (Credit Facilities [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2011 2011 Senior Secured Credit Facility [Member]	Dec. 31, 2010 2007 Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Unamortized prepaid debt fees	$ 6,027	$ 4,483

Debt Schedule of Carrying Amount of Debt and Equity Components (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Net carrying amount of debt component	$ 0	$ 218,268
Convertible Subordinated Debt [Member]
Debt Instrument [Line Items]
Face value of convertible notes	0	223,604
Unamortized discount	0	(5,336)
Net carrying amount of debt component	0	218,268
Carrying amount of equity component	$ 31,831	$ 31,831

Debt Schedule of Interest Expense On Liability Components (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Debt Instrument [Line Items]
Amortization of the discount on the liability component	$ 5,336	$ 10,099	$ 9,673
Convertible Subordinated Debt [Member]
Debt Instrument [Line Items]
Contractual interest coupon	3,420	5,590	5,839
Amortization of the discount on the liability component	5,336	10,099	9,673
Total interest expense on convertible notes	$ 8,756	$ 15,689	$ 15,512

Debt Schedule of Long-Term Debt Maturities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
2012	$ 15,000
2013	18,750
2014	26,250
2015	30,000
2016	362,502
Total minimum payments on debt	$ 452,502	$ 610,941

Debt Credit Facility Additional Information (Details) (USD $)	12 Months Ended								12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 2007 Senior Secured Credit Facility [Member]	Dec. 31, 2011 2011 Senior Secured Credit Facility [Member]	Aug. 05, 2011 2011 Senior Secured Credit Facility [Member]	Dec. 31, 2010 2011 Senior Secured Credit Facility [Member]	Dec. 31, 2011 2011 Senior Secured Credit Facility [Member] Line of Credit [Member]	Aug. 05, 2011 2011 Senior Secured Credit Facility [Member] Credit Facilities [Member]	Dec. 31, 2011 2011 Senior Secured Credit Facility [Member]	Dec. 31, 2011 U.S. Domestic Subsidiaries [Member]	Dec. 31, 2011 First-Tier Foreign Subsidiaries [Member] Non-voting Stock [Member]	Dec. 31, 2011 Scheduled Quarterly Repayments through June 2013 [Domain]	Dec. 31, 2011 Scheduled Quarterly Repayments September 2013 through June 2014 [Domain]	Dec. 31, 2011 Scheduled Quarterly Repayments September 2014 through June 2016 [Domain]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Maximum [Member] First-Tier Foreign Subsidiaries [Member] Voting Stock [Member]	Dec. 31, 2011 Alternate base rate [Member]	Dec. 31, 2011 LIBOR interest rate [Member] 2011 Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount							$ 800,000,000	$ 300,000,000
Line of credit facility, maximum borrowing capacity						500,000,000
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage														0.20%	0.40%
Pledge of Capital Stock									100.00%	100.00%						66.00%
Repayments of Secured Debt											3,800,000	5,600,000	7,500,000
Applicable Interest Rate Margin	1.00%
Debt Instrument, Interest Rate at Period End																		1.55%
Debt Instrument, Basis Spread on Variable Rate																	5.00%	1.25%
Multicurrency revolving line of credit			160,000,000		0	160,000,000
Letters of Credit Outstanding, Amount						44,500,000
Line of credit facility, remaining borrowing capacity						295,500,000
Write-off of unamortized prepaid debt fees		2,400,000
Unamortized prepaid debt fees				$ 6,600,000

Debt Convertible Senior Subordinated Notes Additional Information (Details) (USD $) Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Convertible Subordinated Debt [Member] Senior Subordinated Notes [Member]	Dec. 31, 2009 Convertible Subordinated Debt [Member] Senior Subordinated Notes [Member]	Aug. 04, 2006 Convertible Subordinated Debt [Member] Senior Subordinated Notes [Member]	Aug. 01, 2011 Option of the Holders [Member] Convertible Subordinated Debt [Member] Senior Subordinated Notes [Member]	Sep. 30, 2011 Option of the Company [Member] Convertible Subordinated Debt [Member] Senior Subordinated Notes [Member]
Convertible Senior Subordinated Notes [Line Items]
Repurchase of convertible senior subordinated debt							$ 184,800,000	$ 38,800,000
Line of credit borrowed				180,000,000
Repayments of Long-term Debt	848,054,000	155,163,000	275,796,000	44,000,000
Estimated nonconvertible debt borrowing rate						7.38%
Debt Conversion, Converted Instrument, Shares Issued					2,300
Conversion of Stock, Amount Converted					132,900,000
Debt Conversion, Original Debt, Amount	0	0	120,984,000		121,000,000
Percentage of the Aggregate Principal of Debt Outstanding at the date of Exchange					35.00%
Inducement Loss on Extinguishment of Debt					23,300,000
Revaluation Gain on Remeasurement of Convertible Notes on Extinguishment of Debt					13,400,000
Net Loss On Extinguishement of Debt					10,300,000
Convertible debt settlement consideration					$ 9,500,000

Debt Senior Subordinated Notes Additional Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Debt Instrument [Line Items]
Repayments of Long-term Debt	$ 848,054,000	$ 155,163,000	$ 275,796,000
Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Repayments of Long-term Debt			109,200,000
Subordinated Borrowing, Interest Rate			7.75%
Gains (Losses) on Extinguishment of Debt			2,500,000
Unamortized debt discount included in loss on extinguishment			$ 336,000

Derivative Financial Instruments Derivative and Nonderivative Hedging Instrument Fair Value Disclosure (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Liability Derivatives [Abstract]
Current portion of debt	$ 15,000		$ 228,721
Long-term debt	437,502		382,220
Total liability derivatives	222		181,308
Other Current Assets [Member]
Asset Derivatives [Abstract]
Foreign exchange forward contracts asset	241		63
Other Current Liabilities [Member]
Liability Derivatives [Abstract]
Foreign exchange forward contracts liability	222		457
Designated as Hedging Instrument [Member]
Liability Derivatives [Abstract]
Total liability derivatives	0		180,851
Designated as Hedging Instrument [Member] | Other Current Liabilities [Member]
Liability Derivatives [Abstract]
Interest rate swap contracts	0		5,845
Designated as Hedging Instrument [Member] | Other Long Term Obligations [Member]
Liability Derivatives [Abstract]
Interest rate swap contracts	0		975
EUR Denominated Term Loan [Member] | Designated as Hedging Instrument [Member] | Current Portion of Debt [Member]
Liability Derivatives [Abstract]
Current portion of debt	0	[1]	4,402	[1]
EUR Denominated Term Loan [Member] | Designated as Hedging Instrument [Member] | Long-term Debt [Member]
Liability Derivatives [Abstract]
Long-term debt	$ 0	[1]	$ 169,629	[1]

[1]	The euro denominated term loan was a nonderivative financial instrument designated as a hedge of our net investment in international operations. The loan was repaid in August 2011. The euro denominated term loan was recorded at its carrying value in the Consolidated Balance Sheets and was not recorded at fair value.

Derivative Financial Instruments Activity of Hedging Instruments in Accumulated OCI (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net unrealized gain (loss) on hedging instruments at beginning	$ (10,034)	$ (30,300)
Unrealized gain (loss) on derivative instruments	1,909	(2,930)	(6,776)
Unrealized gain (loss) on a nonderivative net investment hedging instrument	(8,866)	15,825	(2,364)
Realized (gains) losses reclassified into net income (loss)	2,611	7,371	8,612
Net unrealized gain (loss) on hedging instruments at end	$ (14,380)	$ (10,034)	$ (30,300)

Derivative Financial Instruments Derivative Financial Instruments Narrative (Details)	12 Months Ended						3 Months Ended	12 Months Ended
	Dec. 31, 2011 contracts	Jun. 30, 2011 contracts	Dec. 31, 2010 EUR Denominated Term Loan [Member] USD ($)	Dec. 31, 2010 EUR Denominated Term Loan [Member] EUR (€)	Dec. 31, 2011 Minimum [Member] USD ($)	Dec. 31, 2011 Maximum [Member] USD ($)	Sep. 30, 2011 Euro Term Loan Interest Rate Swap [Member] USD ($)	Dec. 31, 2011 Euro Term Loan Interest Rate Swap [Member]	Jun. 30, 2011 Euro Term Loan Interest Rate Swap [Member]	Dec. 31, 2010 Euro Term Loan Interest Rate Swap [Member] USD ($)	Dec. 31, 2010 Euro Term Loan Interest Rate Swap [Member] EUR (€)	Jun. 30, 2011 USD Term Loan Interest Rate Swap June 2011 A [Member] USD ($)	Dec. 31, 2011 USD Term Loan Interest Rate Swap June 2011 B [Member] USD ($)	Jun. 30, 2011 USD Term Loan Interest Rate Swap June 2011 B [Member]
Pay fixed interest rate in interst rate swap									6.59%			2.11%		2.15%
Percentage rate above EURIBOR receive on interest rate swap									2.00%
Derivative, Description of Variable Rate Basis								Interbank Offered Rate (EURIBOR), plus 2%.
Notional amount of interest rate swaps										$ 147,700,000	€ 112,400,000	$ 100,000,000	$ 100,000,000
Cash Payment to Terminate Interest Rate Swap							2,900,000
Number of USD Term Loan Interest Rate Derivatives Expired		2
Notional amount of Euro denominated term loan			174,000,000	132,400,000
Number of foreign exchange forward contracts entered into YTD	550
Notional amount of foreign currency forward contracts					$ 50,000	$ 72,000,000

Derivative Financial Instruments Effect of Cash Flow Derivatives on the Balance Sheet and Income Statement, Before Tax (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest Rate Swap Contracts [Abstract]
Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion)	$ (4,200)	$ (4,542)	$ (11,023)
Interest Expense [Member]
Interest Rate Swap Contracts [Abstract]
Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	(7,254)	(11,829)	(13,975)
Gain (Loss) Recognized in Income on Derivative (Ineffective Portion)	$ (201)	$ (100)	$ (302)

Derivative Financial Instruments Effect of Net Investment Hedge Nonderivative Financial Instrument on OCI (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Gain (loss) recognized in OCI on derivative, (Effective Portion) [Abstract]
Before tax	$ (14,278)	$ 25,760	$ (3,866)
After tax	$ (8,866)	$ 15,825	$ (2,364)

Derivative Financial Instruments Derivatives Not Designated as Hedging Relationships (Details) (Other Income (Expense) [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Income (Expense) [Member]
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Foreign exchange forward contracts	$ (2,022)	$ 665	$ (1,656)

Defined Benefit Pension Plans Change in Benefit Obligation and Plan Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at January 1,	$ 71,388,000	$ 73,262,000
Service cost	2,512,000	1,980,000	1,753,000
Interest cost	3,754,000	3,490,000	3,450,000
Actuarial loss	(597,000)	1,710,000
Foreign currency exchange rate changes	(1,338,000)	(5,860,000)
Other	1,780,000	1,209,000
Benefit obligation at December 31,	72,601,000	71,388,000	73,262,000
Fair Value of Plan Assets at January 1,	7,694,000	7,860,000
Actual return on plan assets	427,000	210,000
Company contributions	520,000	519,000
Foreign currency exchange rate changes	(145,000)	(612,000)
Fair Value of Plan Assets at December 31,	7,980,000	7,694,000	7,860,000
Defined Benefit Plan, Amounts Recognized in Balance Sheet	64,621,000	63,694,000
Defined Benefit Obligation, Benefits Paid [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefits paid	4,898,000	4,403,000
Benefits paid	4,898,000	4,403,000
Fair Value of Plan Assets, Benefits Paid [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefits paid	516,000	283,000
Benefits paid	$ 516,000	$ 283,000

Defined Benefit Pension Plans Schedule of Amounts Recognized in the Consolidated Balance Sheets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Amounts Recognized in the Consolidated Balance Sheets [Line Items]
Plan Assets in Other Long Term Assets	$ (449)	$ (412)
Current Portion of Pension Plan Liability in Wages and Benefits Payable	2,621	2,656
Long-term portion of pension plan liability	62,449	61,450
Net Penison Plan Benefit Liability	$ 64,621	$ 63,694

Defined Benefit Pension Plans Amounts in Accumulated Other Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain	$ (3,750)	$ (3,108)
Net prior service cost	1,131	1,206
Amount included in accumulated other comprehensive income	$ (2,619)	$ (1,902)

Defined Benefit Pension Plans Schedule of Amounts Recognized in Other Comprehensive Income (loss), pre-tax (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain) loss	$ (597)	$ 1,710	$ 4,049
Settlement gain (loss)	(25)	80	0
Plan asset (gain) loss	(105)	85	0
Amortization of net actuarial gain (loss)	85	(26)	509
Amortization of prior service cost	(74)	(3)	(25)
Other	(1)	1,228	0
Other comprehensive (income) loss	$ (717)	$ 3,074	$ 4,533

Defined Benefit Pension Plans Schedule of Net Periodic Pension Benefit Costs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 2,512	$ 1,980	$ 1,753
Interest cost	3,754	3,490	3,450
Expected Return on Plan Assets	(322)	(295)	(282)
Settlements and curtailments	25	(80)	0
Amortization of actuarial net (gains) loss	(85)	26	(509)
Amortization of Unrecognized Prior Service Costs	74	3	25
Net Periodic Benefit Cost	$ 5,958	$ 5,124	$ 4,437

Defined Benefit Pension Plans Schedule of Significant Actuarial Weighted Average Assumptions Used in Determining the Benefit Obligation and Net Periodic Benefit Cost (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.51%	5.35%	5.60%
Expected annual rate of compensation	3.38%	3.35%	3.24%
Discount rate	5.35%	5.60%	6.12%
Expected rate of return on plan assets	4.00%	3.96%	4.06%
Expected annual rate of compensation	3.35%	3.24%	3.18%

Defined Benefit Pension Plans Schedule of Accumulated Benefit Obligation in Excess of the Fair Value of Plan Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 66,525	$ 69,966
Accumulated benefit obligation	60,452	64,671
Fair value of plan assets	$ 1,765	$ 5,860

Defined Benefit Pension Plans Fair Values of Plan Investments by Asset Category (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 7,980	$ 7,694	$ 7,860
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	860
Guaranteed Insurance Benefit Type [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	7,120
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	860
Fair Value, Inputs, Level 1 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	860
Fair Value, Inputs, Level 1 [Member] | Guaranteed Insurance Benefit Type [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	7,120
Fair Value, Inputs, Level 3 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0
Fair Value, Inputs, Level 3 [Member] | Guaranteed Insurance Benefit Type [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 7,120

Defined Benefit Pension Plans Expected Future Annual Benefit Payments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
2012	$ 2,913
2013	3,278
2014	4,007
2015	4,101
2016	4,705
2017 - 2021	$ 24,470

Defined Benefit Pension Plans Defined Benefit Pension Plan Employer Contributions Additional Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Contributions by Employer	$ 520,000	$ 519,000
Estimated Future Employer Contributions in Current Fiscal Year			$ 524,000

Defined Benefit Pension Plans Accumulated Benefit Obligation Additional Details (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year	$ 85,000
Defined Benefit Plan, Accumulated Benefit Obligation	$ 65,800,000	$ 65,900,000

Defined Benefit Pension Plans Significant Actuarial Weighted Assumptions (Discount Rate) (Details) (EUR €) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of benefit plans denominated in euro	92.00%
Euro-denominated AA-rated Corporate Bond						€ 250	€ 50
Percent of the highest and lowest yielding bonds within specific maturity groups.	10.00%
Discount rate	5.51%	5.35%	5.60%	4.50%	5.25%
Bond Maturity						10 years	10 years

Stock-Based Compensation Stock-Based Compensation Expense and Related Tax Benefit (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options	$ 1,445	$ 3,994	$ 6,903
Restricted stock units	13,842	14,230	9,306
Unrestricted stock awards	469	364	254
ESPP	655	519	519
Total stock-based compensation	16,411	19,107	16,982
Related tax benefit	$ 4,478	$ 5,402	$ 4,329

Stock-Based Compensation Stock Option Black Scholes Option Pricing Model Assumptions (Details) (Employee Stock Option [Member])	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Stock Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	46.50%	48.70%	50.20%
Risk free interest rate	1.60%	2.30%	1.80%
Expected life (years)	4.9	4.6	4.9

Stock-Based Compensation Stock Option Summary (Details) (Employee Stock Option [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Employee Stock Option [Member]
[Line Items]
Outstanding, beginning balance, Number	1,102		1,179		1,374
Outstanding, beginning balance, Weighted Average Exercise Price Per Share	$ 55.21		$ 52.93		$ 51.53
Outstanding, beginning balance, Weighted Average Remaining Contractual Term	5.58		5.9		6.99
Outstanding, beginning balance, Aggregate Intrinsic Value	$ 10,883	[1]	$ 22,863	[1]	$ 25,809	[1]
Granted, Number	113		71		50
Granted, Weighted Average Exercise Price Per Share	$ 51.12		$ 61.97		$ 57.96
Granted, Weighted Average Grant Date Fair Value	$ 21.38		$ 27.18		$ 25.94
Exercised, Number	(42)		(148)		(146)
Exercised, Weighted Average Exercise Price Per Share	$ 19.71		$ 40.51		$ 21.68
Exercised, Aggregate Intrinsic Value	1,283	[1]	4,532	[1]	4,889	[1]
Forfeited, Number	(63)				(92)
Forfeited, Weighted Average Exercise Price Per Share	$ 58.5				$ 84.33
Expired, Number	(1)				(7)
Expired, Weighted Average Exercise Price Per Share	$ 7				$ 57.23
Outstanding, ending balance, Number	1,109		1,102		1,179
Outstanding, ending balance, Weighted Average Exercise Price Per Share	$ 55.97		$ 55.21		$ 52.93
Outstanding, ending balance, Weighted Average Remaining Contractual Term	4.51		5.58		5.9
Outstanding, ending balance, Aggregate Intrinsic Value	2,323		10,883	[1]	22,863	[1]
Vested and Expected to Vest, Number	1,103		1,096		1,168
Vested and Expected to Vest, Weighted Average Exercise Price Per Share	$ 56.02		$ 55.15		$ 52.67
Vested and Expected to Vest, Weighted Average Remaining Contractual Term	4.48		5.57		5.88
Vested and Expected to Vest, Aggregate Intrinsic Value	2,322	[1]	10,883	[1]	22,826	[1]
Exercisable, Number	1,013		958		972
Exercisable, Weighted Average Exercise Price Per Share	$ 56.42		$ 52.63		$ 47.39
Exercisable, Weighted Average Remaining Contractual Term	4.07		5.18		5.4
Exercisable, Aggregate Intrinsic Value	$ 2,321	[1]	$ 10,883	[1]	$ 22,343	[1]

[1]	The aggregate intrinsic value of outstanding stock options represents amounts that would have been received by the optionees had all in- the-money options been exercised on that date. Specifically, it is the amount by which the market value of Itron���s stock exceeded the exercise price of the outstanding in-the-money options before applicable income taxes, based on our closing stock price on the last business day of the period. The aggregate intrinsic value of stock options exercised during the period is calculated based on our stock price at the date of exercise.

Stock-Based Compensation Restricted Stock Units Summary (Details) (Restricted Stock Units (RSUs) [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Restricted Stock Units (RSUs) [Member]
[Line Items]
Outstanding, beginning balance, Number	588		326		313
Granted, Number	355	[1]	360	[1]	60
Granted, Weighted Average Grant Date Fair Value	$ 54.71	[1]	$ 62.45	[1]	$ 69.39	[1]
Released, Number	(271)		(84)		(30)
Released, Aggregate Intrinsic Value	$ 20,413	[2]	$ 5,733	[2]	$ 1,956	[2]
Forfeited, Number	(47)		(14)		(17)
Outstanding, ending balance, Number	625		588		326
Expected to vest, Number	541
Expected to vest, Aggregate Intrinsic Value	$ 19,347	[2]

[1]	These restricted stock units include 61,500 shares for the 2011 awards and 132,980 shares for the 2010 awards under the Performance Award Agreement, which are eligible for vesting at December��31 of each respective year.
[2]	The aggregate intrinsic value is the market value of the stock, before applicable income taxes, based on the closing price on the stock release dates or at the end of the period for restricted stock units expected to vest.

Stock-Based Compensation Unrestricted Stock Awards Summary (Details) (Unrestricted Stock Award [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Unrestricted Stock Award [Member]
[Line Items]
Shares of unrestricted stock issued	11,397	5,662	4,284
Weighted average grant date fair value	$ 41.19	$ 64.35	$ 59.4

Stock-Based Compensation Employee Stock Purchase Plan (Details) (Employee Stock [Member], USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Employee Stock [Member]
[Line Items]
Shares of stock sold to employees	98,653	[1]	51,210	[1]	61,407	[1]
Weighted average fair value per ESPP award	$ 6.22	[2]	$ 9.27	[2]	$ 8.54	[2]

[1]	Stock sold to employees during each fiscal quarter under the ESPP is associated with the offering period ending on the last day of the previous fiscal quarter.
[2]	Relating to awards associated with the offering period during the years ended December��31.

Stock-Based Compensation Stock-Based Compensation Narrative (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 years		Dec. 31, 2010		Dec. 31, 2009
Stock Incentive Plan [Member]
[Line Items]
Number of shares authorized for issuance under the Stock Incentive Plan	3,500,000
Number of shares available for future grant under the Stock Incentive Plan	2,235,171
Employee Stock Option [Member]
[Line Items]
Award vesting rights	Options generally become exercisable in three equal annual installments beginning one year from the date of grant
Unrecognized compensation expense	$ 1.4
Unrecognized compensation expense, Expected weighted average period for recognition	1.9
Stock Options Expiration Period	10
Restricted Stock Units (RSUs) [Member]
[Line Items]
Award vesting rights	Restricted stock units generally vest over a three year period.
Unrecognized compensation expense	$ 18.3
Unrecognized compensation expense, Expected weighted average period for recognition	1.8
Granted, Weighted Average Grant Date Fair Value	$ 54.71	[1]	$ 62.45	[1]	$ 69.39	[1]
Long Term Performance Restricted Stock Award [Member]
[Line Items]
Maximum number of RSUs that may become eligible for vesting related to performance awards granted in the year	61,500
Granted, Weighted Average Grant Date Fair Value	$ 56.73
Employee Stock [Member]
[Line Items]
ESPP, percentage discount from market price on purchase date	15.00%
ESPP, maximum percentage of employee salary eligible for participation	10.00%
Shares available for future issuance under the ESPP	98,000

[1]	These restricted stock units include 61,500 shares for the 2011 awards and 132,980 shares for the 2010 awards under the Performance Award Agreement, which are eligible for vesting at December��31 of each respective year.

Defined Contribution Bonus and Profit Sharing Plans Defined Contribution, Bonus, and Profit Sharing Narrative (Details)	12 Months Ended
Dec. 31, 2011
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Percentage of employer match into employee savings plan	50.00%
Percentage of employee salary deferral eligible for the employer 50% match	6.00%

Defined Contribution Bonus and Profit Sharing Plans Schedule of Defined Contribution Plans Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Defined contribution plans expense	$ 7,228	$ 6,217	$ 3,380

Defined Contribution Bonus and Profit Sharing Plans Schedule of Bonus and Profit Sharing Plans Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Bonus and profit sharing plans expense	$ 28,926	$ 46,782	$ 13,316

Income Taxes Schedule of Income Tax Provision (Benefit) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Income Tax Provision (Benefit) [Abstract]
Federal	$ 5,472	$ 10,486	$ 0
State and local	2,045	765	0
Foreign	9,898	22,715	20,392
Total current	17,415	33,966	20,392
Deferred Income Tax Provision (Benefit) [Abstract]
Federal	17,861	7,216	(39,311)
State and local	(2,099)	3,340	(3,341)
Foreign	(37,265)	(31,743)	(28,118)
Total deferred	(21,503)	(21,187)	(70,770)
Change in valuation allowance	8,518	3,195	6,553
Total provision (benefit) for income taxes	$ 4,430	$ 15,974	$ (43,825)

Income Taxes Schedule of Income Tax Rate Reconciliation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
US Federal Effective Tax Rate	35.00%
Income (loss) before income taxes
Domestic	$ 125,010	$ 173,032	$ 34,946
Foreign	(626,776)	(48,587)	(82,221)
Total income (loss) before income taxes	(501,766)	124,445	(47,275)
Expected federal income tax provision (benefit)	(175,618)	43,556	(16,546)
Asset impairments	207,054	0	0
Change in valuation allowance	8,518	3,195	6,553
Stock-based compensation	951	1,541	1,648
Foreign earnings	(19,222)	(14,986)	(18,224)
Tax credits	(6,877)	(9,746)	(23,224)
Uncertain tax positions, including interest and penalties	(3,996)	(10,242)	12,053
Change in tax rates	(1,522)	(1,428)	482
U.S. tax provision (benefit) of foreign branch income (loss)	(1,156)	333	(6,262)
State income tax provision (benefit), net of federal effect	(768)	1,968	(3,193)
U.S. tax provision on foreign earnings	0	279	7,932
Other, net	(2,934)	1,504	(5,044)
Total provision (benefit) for income taxes	$ 4,430	$ 15,974	$ (43,825)

Income Taxes Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	Dec. 31, 2011		Dec. 31, 2010
Deferred tax assets
Loss carryforwards	$ 61,330,000	[1]	$ 53,213,000	[1]
Accrued expenses	27,103,000		30,798,000
Warranty reserves	21,230,000		10,332,000
Tax credits	17,481,000	[2]	46,801,000	[2]
Equity compensation	10,526,000		11,206,000
Depreciation and amortization	9,241,000		10,916,000
Pension plan benefits expense	6,677,000		6,897,000
Inventory valuation	4,252,000		5,254,000
Other deferred tax assets, net	2,654,000		4,162,000
Total deferred tax assets	160,494,000		179,579,000
Valuation allowance	(29,953,000)		(24,600,000)
Total deferred tax assets, net of valuation allowance	130,541,000		154,979,000
Deferred tax liabilities
Depreciation and amortization	(71,889,000)		(89,166,000)
Convertible debt	0		(19,844,000)
Tax effect of accumulated translation	(2,733,000)		(2,782,000)
Other deferred tax liabilities, net	(7,885,000)		(7,645,000)
Total deferred tax liabilities	(82,507,000)		(119,437,000)
Net deferred tax assets	48,034,000		35,542,000
Deferred Tax Assets, Tax Credit Carryforwards, Research and Development	28,100,000	[2]
Deferred Tax Assets, Tax Credit Carryforwards, Alternative Minimum Tax	2,500,000	[2]
Deferred Tax Assets, Tax Credit Carryforwards, Foreign	4,900,000	[2]
U.S. federal [Member]
Deferred tax assets
Loss carryforwards	$ 29,800,000	[1]

[1]	For tax return purposes at December��31, 2011, we had U.S. federal loss carryforwards of $29.8 million that expire during the years 2020 through 2026. The remaining portion of the loss carryforwards are composed primarily of losses in various foreign jurisdictions. The majority of these losses can be carried forward indefinitely. At December��31, 2011, there was a valuation allowance of $30.0 million primarily associated with foreign loss carryforwards.
[2]	For tax return purposes at December��31, 2011, we had: (1)��federal and state research and development tax credits of $28.1 million, which begin to expire in 2020; (2)��alternative minimum tax credits of $2.5 million that are carried forward indefinitely; and (3)��foreign tax credits of $4.9 million, which begin to expire in 2019.

Income Taxes Unrecognized Tax Benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Contingency [Line Items]
Unrecognized tax benefits	$ 42,175	$ 46,206	$ 37,644
Gross increase to positions in prior years	2,132	2,037	8,958
Gross decrease to positions in prior years	(16,603)	(11,700)	(4,360)
Gross increase to current period tax positions	1,866	13,743	5,471
Audit settlements	(1,871)	(2,049)	(2,032)
Decrease related to lapsing of statute of limitations	(2,888)	(4,002)
Effect of change in exchange rates	(74)	(2,060)	525
The amount of unrecognized tax benefits that, if recognized, would affect our effective tax rate	24,451	30,832	46,206
Net interest and penalties expense	(795)	498	1,476
Accrued interest	3,781	4,403
Accrued penalties	2,766	3,233
Unrecognized tax benefits	$ 24,737	$ 42,175	$ 46,206

Income Taxes Income Tax Examination by Jurisdiction (Details)	12 Months Ended
Dec. 31, 2011
U.S. federal [Member]
Income Tax Examination [Line Items]
Years subject to examination by major tax jurisdiction	Subsequent��to��1998
France [Member]
Income Tax Examination [Line Items]
Years subject to examination by major tax jurisdiction	Subsequent to 2008
Germany [Member]
Income Tax Examination [Line Items]
Years subject to examination by major tax jurisdiction	Subsequent to 2005
Spain [Member]
Income Tax Examination [Line Items]
Years subject to examination by major tax jurisdiction	Subsequent to 2005
United Kingdom [Member]
Income Tax Examination [Line Items]
Years subject to examination by major tax jurisdiction	Subsequent to 2005

Income Taxes Narrative (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Excess tax benefits from employee stock plan exercises	$ 53.9
Tax effect of excess benefits from employee stock plan exercises, which will increase our common stock when it reduces our cash taxes payable, and which is not recognized in our deferred tax assets	20.4
Undistributed foreign earnings for which we do not provide US deferred taxes because the foreign investments are considered permanent in duration	42.1	21.3
Amount of unrecognized tax benefits that may reasonably possibly decrease within 12 months	$ 10.5

Commitments and Contingencies Rental Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Long-term Purchase Commitment [Line Items]
Rental expense	$ 18,513	$ 15,530	$ 15,882

Commitments and Contingencies Future Minimum Lease Payment Schedule (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Long-term Purchase Commitment [Line Items]
2012	$ 13,331
2013	10,061
2014	7,715
2015	5,735
2016	5,241
Beyond 2016	6,343
Future minimum lease payments	$ 48,426

Commitments and Contingencies Available Lines of Credit, Outstanding Standby Letter of Credits, and Bonds (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Line of Credit Facility [Line Items]
Unsecured surety bonds in force	$ 139,954		$ 120,109
Credit Facility [Member]
Line of Credit Facility [Line Items]
Multicurrency revolving line of credit	500,000	[1]	240,000	[1]
Long-term borrowings	(160,000)	[1]	0	[1]
Standby letters of credit issued and outstanding	(44,549)	[1]	(43,540)	[1]
Net available for additional borrowings and lines of credit	295,451	[1]	196,460	[1]
Unsecured Multicurrency Revolving Lines of Credit [Member]
Line of Credit Facility [Line Items]
Multicurrency revolving line of credit	67,968		49,122
Standby letters of credit issued and outstanding	(28,733)		(21,784)
Short-term borrowings	0	[2]	(66)	[2]
Net available for additional borrowings and lines of credit	$ 39,235		$ 27,272

[1]	Refer to Note 6 for details regarding our secured credit facilities.
[2]	Short-term borrowings are included in ���Other current liabilities��� on the Consolidated Balance Sheets.

Commitments and Contingencies Warranty Account Activity (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
WarrantiesActivity [Line Items]
Beginning balance	$ 51,283	$ 33,873
New product warranties	8,305	12,981
Other changes/adjustments to warranties	50,104	25,598
Reclassificaiton from other current liabilities	0	2,878
Claims activity	(28,565)	(24,040)
Effect of change in exchange rates	(1,591)	(7)
Ending balance	79,536	51,283
Less: current portion of warranty	52,588	24,912
Long-term warranty	$ 26,948	$ 26,371

Commitments and Contingencies Warranty Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Warranty Expense	$ 49,851	$ 38,579	$ 15,409

Commitments and Contingencies Extended Warranty (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Beginning balanace	$ 14,637	$ 5,870
Unearned revenue for new extended warranties	11,099	10,308
Unearned revenue recognized	(1,233)	(1,541)
Effect of change in exchange rates	(55)	0
Ending balance	24,448	14,637
Less: current portion of unearned revenue for extended warranty	1,305	1,130
Long-term unearned revenue for extended warranty within Other long-term obligations	$ 23,143	$ 13,507

Commitments and Contingencies Health Benefit Plan Costs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Plan Costs	$ 24,331	$ 20,548	$ 19,802

Commitments and Contingencies Incurred But Not Reported Health Benefit Cost Accrual (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
IBNR accrual	$ 2,460	$ 2,056

Commitments and Contingencies Commitments and Contingencies Narrative (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2011	Dec. 31, 2011 Vendor Supplied Component Warranty Expense Type [Member]	Dec. 31, 2010 Arbitration claims in Sweden [Member]	Dec. 31, 2011 Corrective actions for specific customers warranty charge type [Member]	Dec. 31, 2011 A specific batch of C&I meters that were manufactured with a misaligned automated solder-feeder [Member]
Reduction in YTD Q3 2010 revenue due to restatement	$ 6.1
Impact of Restatement on Earnings Per Share, Diluted	$ 0.11
Recovery Associated With Settlement Of Product Claims		8.6
Warranty charge			$ 12.6	$ 14.4	$ 4.7	$ 6.6

Restructuring Restructuring Expected Costs, Cost Recognized, and Remaining Costs to be Recognized (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring Cost and Reserve [Line Items]
Total Expected Cost	$ 85,491
Cost Recognized	68,082	0	0
Restructuring Costs to be Recognized	17,409
Energy Operating Segment [Member]
Restructuring Cost and Reserve [Line Items]
Total Expected Cost	62,603
Cost Recognized	51,873
Restructuring Costs to be Recognized	10,730
Water Operating Segment [Member]
Restructuring Cost and Reserve [Line Items]
Total Expected Cost	17,491
Cost Recognized	15,321
Restructuring Costs to be Recognized	2,170
Unallocated Amount to Segment [Member]
Restructuring Cost and Reserve [Line Items]
Total Expected Cost	5,397
Cost Recognized	888
Restructuring Costs to be Recognized	4,509
Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Total Expected Cost	52,031
Cost Recognized	42,530
Restructuring Costs to be Recognized	9,501
Impairment in Value of Asset [Member]
Restructuring Cost and Reserve [Line Items]
Total Expected Cost	25,547
Cost Recognized	25,144
Restructuring Costs to be Recognized	403
Other Restructuring Costs [Member]
Restructuring Cost and Reserve [Line Items]
Total Expected Cost	7,913
Cost Recognized	408
Restructuring Costs to be Recognized	$ 7,505

Restructuring Restructuring Related Balance Sheet Activity (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring Cost and Reserve [Line Items]
Beginning balance	$ 0
Cost incurred and charged to expense	68,082	0	0
Cash payments	(12,806)
Non-cash items	(25,144)
Effect of change in exchange rates	(1,565)
Ending balance	28,567	0
Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Beginning balance	0
Cost incurred and charged to expense	42,530
Cash payments	(12,798)
Non-cash items	0
Effect of change in exchange rates	(1,564)
Ending balance	28,168
Asset Impairment and Net Gain (Loss) on Sale or Disposal [Member]
Restructuring Cost and Reserve [Line Items]
Beginning balance	0
Cost incurred and charged to expense	25,144
Cash payments	0
Non-cash items	(25,144)
Effect of change in exchange rates	0
Ending balance	0
Other Restructuring Costs [Member]
Restructuring Cost and Reserve [Line Items]
Beginning balance	0
Cost incurred and charged to expense	408
Cash payments	(8)
Non-cash items	0
Effect of change in exchange rates	(1)
Ending balance	$ 399

Restructuring Long-Lived Assets Held for sale and Long-Lived Assets Held and Used (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Impaired Long-Lived Assets Held and Used [Line Items]
Long-lived assets held for sale (total loss recognized)	$ 13,151,000
Long-lived assets held and used (total loss recognized)	7,754,000
Total Loss Recognized	20,905,000
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Long-lived assets held for sale (net carrying value)	898,000
Long-Lived Assets Held and Used	8,558,000
Fair Value, Inputs, Level 3 [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Long-lived assets held for sale (fair value)	898,000
Long-Lived Assets Held and Used	$ 8,558,000

Restructuring Restructuring Additional Information (Details) (USD $)	1 Months Ended	12 Months Ended
	Oct. 26, 2011	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Percentage Of Manufacturing Facilities Impacted By Restructuring		33.00%
Total number of manufacturing locations		31
Number Of Manufacturing Locations Impacted By Restructuring		6
Restructuring and related costs, expected percentage of positions eliminated	7.50%
Impairment of Long-Lived Assets Held-for-use		$ 7,754,000
Impairment of Long-Lived Assets to be Disposed of		13,151,000
Restructuring Reserve, Current		25,600,000
Restructuring Reserve, Noncurrent		3,000,000
Impairment of Goodwill [Member]
Restructuring Cost and Reserve [Line Items]
Impairment of Long-Lived Assets to be Disposed of		7,700,000
Water Operating Segment [Member]
Restructuring Cost and Reserve [Line Items]
Assets Held-for-sale, Property, Plant and Equipment		3,600,000
Intangible asset, net amount, transferred to held for sale		2,600,000
Goodwill transferred to other current assets		6,700,000
Impairment of Long-Lived Assets Held-for-use		328,000
Impairment of Long-Lived Assets to be Disposed of		12,100,000
Energy Operating Segment [Member] | Land and Building [Member]
Restructuring Cost and Reserve [Line Items]
Total number of manufacturing locations		3
Impairment of Long-Lived Assets Held-for-use		7,800,000
Energy Operating Segment [Member] | Machinery and Equipment, Computers and Software [Member]
Restructuring Cost and Reserve [Line Items]
Impairment of Long-Lived Assets Held-for-use		3,900,000
Energy Operating Segment [Member] | Impairment of Goodwill [Member]
Restructuring Cost and Reserve [Line Items]
Impairment of Long-Lived Assets to be Disposed of		1,000,000
Expected Cost Savings by the End of 2013 [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Expected Cost Savings		30,000,000
Expected Cost Savings in 2012 [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Expected Cost Savings		$ 15,000,000

Shareholders' Equity Shareholders' Rights Plan Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Nov. 04, 2002
Preferred share purchase right, Shares		1
Beneficial ownership	15.00%
Right Exercise Price	$ 160
Percentage threshold of the assets of any person or group that becomes an acquiring person	50.00%
Percentage of ownership of common shares	50.00%
Number of rights	$ 1
Right per unit price	$ 0.01

Shareholders' Equity Share Repurchase Plan Information (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended
Oct. 24, 2011
Stock Repurchase Program, Authorized Amount	$ 100

Shareholders' Equity Schedule of Changes in Components of Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Changes in Components of Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), net	$ (34,974)
Other Comprehensive Income (Loss), Net of Tax	(2,440)	(106,217)	36,312
Accumulated other comprehensive income (loss), net	(37,160)	(34,974)
Parent [Member]
Schedule of Changes in Components of Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), net	(34,974)	71,130	34,093
Other Comprehensive Income (Loss), Net of Tax	(2,186)	(106,104)	37,037
Accumulated other comprehensive income (loss), net	(37,160)	(34,974)	71,130
Parent [Member] | Foreign Currency Translation Adjustments [Member]
Schedule of Changes in Components of Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), net	(26,026)	98,165	57,173
Other Comprehensive Income (Loss), Net of Tax	1,308	(124,191)	40,992
Accumulated other comprehensive income (loss), net	(24,718)	(26,026)	98,165
Parent [Member] | Net Unrealized Gain (Loss) on Derivative Instruments [Member]
Schedule of Changes in Components of Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), net	(4,520)	(8,961)	(10,797)
Other Comprehensive Income (Loss), Net of Tax	4,520	4,441	1,836
Accumulated other comprehensive income (loss), net	0	(4,520)	(8,961)
Parent [Member] | Net Unrealized Gain (Loss) on Nonderivative Instruments [Member]
Schedule of Changes in Components of Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), net	(5,514)	(21,339)	(18,975)
Other Comprehensive Income (Loss), Net of Tax	(8,866)	15,825	(2,364)
Accumulated other comprehensive income (loss), net	(14,380)	(5,514)	(21,339)
Parent [Member] | Pension Plan Benefit Liability Adjustments [Member]
Schedule of Changes in Components of Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), net	1,086	3,265	6,692
Other Comprehensive Income (Loss), Net of Tax	852	(2,179)	(3,427)
Accumulated other comprehensive income (loss), net	$ 1,938	$ 1,086	$ 3,265

Shareholders' Equity Schedule of Other Comprehensive Income (Loss) Tax Effect (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Before-tax amount [Abstract]
Net unrealized gain (loss) on a nonderivative net investment hedging instrument	$ (14,278)	$ 25,760	$ (3,866)
Pension plan benefits liability adjustment	717	(3,074)	(4,533)
Net-of-tax amount
Foreign currency translation adjustments, net	1,054	(124,304)	40,267
Net unrealized gain (loss) on nonderivative hedging instruments	(8,866)	15,825	(2,364)
Net hedging (gain) loss reclassified into net income (loss)	2,611	7,371	8,612
Pension plan benefits liability adjustment, net	852	(2,179)	(3,427)
Total other comprehensive income (loss), net of tax	(2,440)	(106,217)	36,312
Parent [Member]
Before-tax amount [Abstract]
Foreign currency translation adjustment	1,101	(121,031)	47,706
Net unrealized gain (loss) on derivative instruments designated as cash flow hedges	3,054	(4,541)	(11,023)
Net unrealized gain (loss) on a nonderivative net investment hedging instrument	(14,278)	25,760	(3,866)
Net hedging (gain) loss reclassified into net income (loss)	4,200	11,829	13,975
Pension plan benefits liability adjustment	717	(3,074)	(4,533)
Total other comprehensive income (loss), before tax	(5,206)	(91,057)	42,259
Tax (provision) benefit [Abstract]
Foreign currency translation adjustment	207	(3,160)	(6,714)
Net unrealized gain (loss) on derivative instruments designated as cash flow hedges	(1,145)	1,611	4,247
Net unrealized gain (loss) on a nonderivative net investment hedging instrument	5,412	(9,935)	1,502
Net hedging (gain) loss reclassified into net income (loss)	(1,589)	(4,458)	(5,363)
Pension plan benefits liability adjustment	135	895	1,106
Total other comprehensive income (loss) tax (provision) benefit	3,020	(15,047)	(5,222)
Net-of-tax amount
Foreign currency translation adjustments, net	1,308	(124,191)	40,992
Net unrealized gain (loss) on derivative instruments designated as cash flow hedges	1,909	(2,930)	(6,776)
Net unrealized gain (loss) on nonderivative hedging instruments	(8,866)	15,825	(2,364)
Net hedging (gain) loss reclassified into net income (loss)	2,611	7,371	8,612
Pension plan benefits liability adjustment, net	852	(2,179)	(3,427)
Total other comprehensive income (loss), net of tax	$ (2,186)	$ (106,104)	$ 37,037

Fair Values of Financial Instruments Schedule of Fair Values of Financial Instruments (Details) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2010 EUR Denominated Term Loan [Member] USD ($)	Dec. 31, 2010 EUR Denominated Term Loan [Member] EUR (€)	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member] USD ($)	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member] USD ($)	Dec. 31, 2011 2011 Senior Secured Credit Facility [Member] USD ($)	Dec. 31, 2010 2011 Senior Secured Credit Facility [Member] USD ($)	Dec. 31, 2011 2011 Senior Secured Credit Facility [Member] USD Denominated Term Loan [Member] USD ($)	Dec. 31, 2010 2011 Senior Secured Credit Facility [Member] USD Denominated Term Loan [Member] USD ($)	Dec. 31, 2011 2007 Senior Secured Credit Facility [Member] USD Denominated Term Loan [Member] USD ($)	Dec. 31, 2010 2007 Senior Secured Credit Facility [Member] USD Denominated Term Loan [Member] USD ($)	Dec. 31, 2011 2007 Senior Secured Credit Facility [Member] EUR Denominated Term Loan [Member] USD ($)	Dec. 31, 2010 2007 Senior Secured Credit Facility [Member] EUR Denominated Term Loan [Member] USD ($)
Assets
Cash and cash equivalents	$ 133,086	$ 169,477	$ 121,893	$ 144,390
Cash and cash equivalents, at fair value	133,086	169,477
Foreign exchange forwards, asset	241	63
Foreign exchange forwards, asset, at fair value							241	63
Liabilities
Term loans					174,000	132,400					292,502	0	0	218,642	0	174,031
Term loans, at fair value											296,856	0	0	219,462	0	174,684
Multicurrency revolving line of credit									160,000	0
Multicurrency revolving line of credit, Fair Value of Amount Outstanding									163,269	0
Convertible senior subordinated notes	0	218,268
Convertible senior subordinated notes at fair value	0	236,461
Interest rate swaps	0	6,820
Interest rate swaps, at fair value							0	6,820
Foreign exchange forwards, liability	222	457
Foreign exchange forwards, liability, at fair value							$ 222	$ 457

Segment Information Information By Segment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Revenues	$ 2,434,124	$ 2,259,271	$ 1,687,447
Gross profit	746,458	700,675	539,963
Operating income (loss)	(459,183)	184,197	45,027
Total other income (expense)	(42,583)	(59,752)	(92,302)
Income (loss) before income taxes	(501,766)	124,445	(47,275)
Depreciation and amortization	129,466	131,205	155,737
Goodwill, Impairment Loss	584,847	0	0
Itron International [Member]
Segment Reporting Information [Line Items]
Goodwill, Impairment Loss	584,847
Energy Operating Segment [Member]
Segment Reporting Information [Line Items]
Revenues	1,912,427	1,801,342	1,264,047
Gross profit	578,575	541,900	382,657
Operating income (loss)	(112,831)	184,163	29,914
Depreciation and amortization	97,135	97,827	114,030
Goodwill, Impairment Loss	(254,735)
Water Operating Segment [Member]
Segment Reporting Information [Line Items]
Revenues	521,697	457,929	423,400
Gross profit	167,883	158,775	157,306
Operating income (loss)	(303,772)	43,611	44,630
Depreciation and amortization	32,313	33,376	41,698
Goodwill, Impairment Loss	330,112
Corporate Unallocated [Member]
Segment Reporting Information [Line Items]
Operating income (loss)	(42,580)	(43,577)	(29,517)
Depreciation and amortization	$ 18	$ 2	$ 9

Segment Information Major Customers (Details)	12 Months Ended
	Dec. 31, 2011 customers	Dec. 31, 2010 customers	Dec. 31, 2009 customers
Revenue, Major Customer [Line Items]
Major Customers Percentage Revenue Threshold	10.00%	10.00%	10.00%
Number Of Major Customers	0	1	0
Energy Operating Segment [Member]
Revenue, Major Customer [Line Items]
Major Customers Percentage Revenue Threshold	10.00%	10.00%	10.00%
Number Of Major Customers	1	2	0
Percentage of total company revenue represented by one customer		11.00%
Water Operating Segment [Member]
Revenue, Major Customer [Line Items]
Major Customers Percentage Revenue Threshold	10.00%	10.00%	10.00%
Number Of Major Customers	0	0	0

Segment Information Revenues By Region (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues from External Customers [Line Items]
Total revenues	$ 2,434,124	$ 2,259,271	$ 1,687,447
United States and Canada (Member)
Revenues from External Customers [Line Items]
Total revenues	1,182,775	1,168,523	606,472
Europe, Middle East, and Africa (Member)
Revenues from External Customers [Line Items]
Total revenues	899,642	803,154	852,343
Other Countries [Member]
Revenues from External Customers [Line Items]
Total revenues	$ 351,707	$ 287,594	$ 228,632

Segment Information Property, Plant, and Equipment By Location (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant, and equipment, net	$ 262,670	$ 299,242	$ 318,217
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant, and equipment, net	107,153	115,499	116,081
Outside United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant, and equipment, net	$ 155,517	$ 183,743	$ 202,136

Quarterly Results (Unaudited) Quarterly Results (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended			3 Months Ended								12 Months Ended		3 Months Ended								12 Months Ended		3 Months Ended								12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2011 First Quarter [Member]	Mar. 31, 2010 First Quarter [Member]	Jun. 30, 2011 Second Quarter [Member]	Jun. 30, 2010 Second Quarter [Member]	Sep. 30, 2011 Third Quarter [Member]	Sep. 30, 2010 Third Quarter [Member]	Dec. 31, 2011 Fourth Quarter [Member]	Dec. 31, 2010 Fourth Quarter [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Mar. 31, 2011 Maximum [Member] First Quarter [Member]	Mar. 31, 2010 Maximum [Member] First Quarter [Member]	Jun. 30, 2011 Maximum [Member] Second Quarter [Member]	Jun. 30, 2010 Maximum [Member] Second Quarter [Member]	Sep. 30, 2011 Maximum [Member] Third Quarter [Member]	Sep. 30, 2010 Maximum [Member] Third Quarter [Member]	Dec. 31, 2011 Maximum [Member] Fourth Quarter [Member]	Dec. 31, 2010 Maximum [Member] Fourth Quarter [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Mar. 31, 2011 Minimum [Member] First Quarter [Member]	Mar. 31, 2010 Minimum [Member] First Quarter [Member]	Jun. 30, 2011 Minimum [Member] Second Quarter [Member]	Jun. 30, 2010 Minimum [Member] Second Quarter [Member]	Sep. 30, 2011 Minimum [Member] Third Quarter [Member]	Sep. 30, 2010 Minimum [Member] Third Quarter [Member]	Dec. 31, 2011 Minimum [Member] Fourth Quarter [Member]	Dec. 31, 2010 Minimum [Member] Fourth Quarter [Member]	Dec. 31, 2011 Itron International [Member]
Quarterly Results [Line Items]
Revenues	$ 2,434,124	$ 2,259,271	$ 1,687,447	$ 563,691	$ 497,623	$ 612,401	$ 567,339	$ 615,555	$ 573,651	$ 642,477	$ 620,658
Gross profit	746,458	700,675	539,963	184,978	157,667	191,951	174,668	176,996	182,363	192,533	185,977
Net income (loss)	(510,157)	104,770	(2,249)	27,120	25,250	34,436	25,311	(517,082)	27,639	(54,631)	26,570
Earnings (loss) per common share-Basic	$ (12.56)	$ 2.6	$ (0.06)	$ 0.67	$ 0.63	$ 0.85	$ 0.63	$ (12.7)	$ 0.68	$ (1.35)	$ 0.66
Earnings (loss) per common share - Diluted	$ (12.56)	$ 2.56	$ (0.06)	$ 0.66	$ 0.62	$ 0.84	$ 0.61	$ (12.7)	$ 0.68	$ (1.35)	$ 0.65
Stock Price												$ 64.04	$ 81.95	$ 64.04	$ 75.96	$ 55.99	$ 81.95	$ 49.4	$ 66.87	$ 38.49	$ 67.58	$ 27.52	$ 52.03	$ 51.12	$ 59.12	$ 46.68	$ 61.6	$ 29.5	$ 52.05	$ 27.52	$ 52.03
Goodwill, Impairment Loss	584,847	0	0																													584,847
Restructuring expense	$ 68,082	$ 0	$ 0

Subsequent Event (Details) (USD $) In Millions, except Share data, unless otherwise specified	2 Months Ended
	Feb. 16, 2012	May 01, 2012
Subsequent Event [Line Items]
Shares of Common Stock Repurchased Between Period End Date and Filing Date	282,090
Shares of Common Stock Repurchase Executed Before the Balance Sheet Date but Settled After the Balance Sheet Date	60,200
Average Price Per Share of Common Stock Repurchased Between Period End Date and Filing Date	$ 37.56
Business Acquisition, Cost of Acquired Entity, Purchase Price		$ 100